NATIONWIDE VLI SEPARATE

ACCOUNT-2

Annual Report

To

Policyholders

December 31, 2024

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

KPMG LLP
Suite 500 191 West Nationwide Blvd.
Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account 2:

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide VLI Separate Account 2 (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 1, 2025

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two -year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)

BLACKROCK FUNDS

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class (DWVSVS)1

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class (WRASP)1

Ivy Variable Insurance Portfolios - Macquarie VIP High Income Series: Service Class (WRHIP)1

Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class (WRMCG)1

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class S Shares (AMRS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from August 21, 2023 (inception) to December 31, 2023.

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from September 12, 2023 (inception) to December 31, 2023.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB)1

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period April 26, 2024 (inception) to December 31, 2024.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)

Lincoln Variable Insurance Products Trust - LVIP American Century Capital Appreciation Fund: Standard Class II (LACCA2)

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period December 4, 2024 (inception) to December 31, 2024.

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I (NVSTB1)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
ABTGB	149	$4,321	$4,888	$-	$4,888	$-	$4,888
ALVGIA	17,496	517,600	554,279	7	554,286	-	554,286
ALVIVB	5,849	88,153	88,086	2	88,088	-	88,088
ALVSVA	50,547	917,285	926,016	6	926,022	-	926,022
SVDF	31,225	862,938	754,707	17	754,724	-	754,724
SVOF	70,850	1,794,182	1,903,041	374	1,903,415	-	1,903,415
WFVSCG	39,961	482,898	372,832	7	372,839	-	372,839
AMVBC4	67,336	1,025,856	1,100,267	9	1,100,276	-	1,100,276
AMVGS4	6	99	94	-	94	-	94
BRVHYI	101,917	723,795	704,249	3,828	708,077	-	708,077
MLVGA2	99,240	1,674,987	1,623,570	29	1,623,599	-	1,623,599
DGI	67,590	2,031,714	2,533,270	46	2,533,316	-	2,533,316
DSC	6,725	297,196	292,943	5	292,948	-	292,948
DSIF	836,719	42,725,092	66,736,744	1,268	66,738,012	-	66,738,012
DSRG	203,588	7,754,242	11,301,147	236	11,301,383	-	11,301,383
DVSCS	104,971	1,918,525	2,035,384	29	2,035,413	-	2,035,413
DWVSVS	3,661	154,837	147,364	3	147,367	-	147,367
DFVGMI	12,668	197,837	207,122	3	207,125	-	207,125
DFVIPS	6,384	62,233	57,268	3	57,271	-	57,271
DSGIBA	40,891	952,748	967,073	18	967,091	-	967,091
FQB	87,853	963,485	897,860	31	897,891	-	897,891
FVU2	11,160	113,623	113,720	3	113,723	-	113,723
FAMP	561,172	8,762,282	9,231,271	152	9,231,423	-	9,231,423
FCS	54,578	2,592,204	3,137,131	58	3,137,189	-	3,137,189
FEIP	1,567,589	35,990,133	41,682,188	1,436	41,683,624	-	41,683,624
FEMS	29,433	344,715	338,774	6	338,780	-	338,780
FF10S	30,152	386,469	346,145	5	346,150	-	346,150
FF20S	64,818	864,435	819,294	14	819,308	-	819,308
FF30S	112,269	1,794,887	1,834,476	29	1,834,505	-	1,834,505
FGP	1,268,020	103,027,857	122,921,842	3,810	122,925,652	-	122,925,652
FHIP	1,374,720	7,071,477	6,488,679	510	6,489,189	-	6,489,189
FIGBS	191,439	2,313,664	2,069,452	31	2,069,483	-	2,069,483
FMCS	175,448	6,100,580	6,477,523	101	6,477,624	-	6,477,624
FNRS2	58,309	1,434,631	1,459,483	225	1,459,708	-	1,459,708
FOP	141,767	2,967,687	3,610,799	96	3,610,895	-	3,610,895
FOS	152,979	3,463,276	3,871,889	71	3,871,960	-	3,871,960
FRESS	1,744	32,402	30,623	-	30,623	1	30,622
FVSS	62,671	983,428	967,017	20	967,037	-	967,037
FVSS2	5,482	86,369	86,233	1	86,234	-	86,234
FTVDM2	48,272	426,952	407,902	7	407,909	-	407,909
FTVFA2	10,260	47,812	53,764	3	53,767	-	53,767
FTVGI2	39,712	557,723	451,925	6	451,931	-	451,931
FTVIS2	89,504	1,331,017	1,285,283	19	1,285,302	-	1,285,302
FTVRDI	9,870	293,389	291,377	-	291,377	1	291,376
FTVSVI	167,096	2,440,484	2,559,918	41	2,559,959	-	2,559,959
TIF	2,731	38,543	38,450	-	38,450	4	38,446
TIF2	34,913	490,337	480,397	6	480,403	-	480,403
GVGMNS	1,979	24,587	24,338	2	24,340	-	24,340
GVMSAS	4,830	45,267	43,128	-	43,128	1	43,127
RVARS	1,654	43,853	39,256	3	39,259	-	39,259
ACEG	6,436	446,447	511,839	2	511,841	-	511,841
AVMCCI	1,798	17,803	20,064	-	20,064	-	20,064
IVBRA1	7,025	60,922	59,503	-	59,503	6	59,497

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
IVCPBI	432,934	2,510,343	2,467,724	-	2,467,724	79	2,467,645
IVKEI1	263,311	4,538,716	4,597,408	-	4,597,408	349	4,597,059
OVAG	22,106	1,450,106	1,724,920	41	1,724,961	-	1,724,961
OVGS	579,041	21,473,667	23,155,854	909	23,156,763	-	23,156,763
OVIG	144,189	286,909	265,307	8	265,315	-	265,315
OVSB	43,581	202,132	186,960	1	186,961	-	186,961
OVSC	39,322	979,752	1,150,174	19	1,150,193	-	1,150,193
WRASP	93,051	843,726	864,440	17	864,457	-	864,457
WRHIP	187,487	608,976	549,336	10	549,346	-	549,346
WRMCG	37,510	360,583	372,475	5	372,480	-	372,480
JABS	51,306	2,376,674	2,790,540	34	2,790,574	-	2,790,574
JACAS	122,277	4,913,453	6,243,446	106	6,243,552	-	6,243,552
JAEI	4,245	326,131	357,376	11	357,387	-	357,387
JAGTS	348,800	5,273,187	7,380,615	154	7,380,769	-	7,380,769
JAIGS	53,555	1,678,969	2,237,007	34	2,237,041	-	2,237,041
LACB2	594,640	4,670,251	4,996,764	-	4,996,764	161	4,996,603
LACCA2	7,236	108,234	121,314	131	121,445	-	121,445
LACDV2	167,097	1,357,145	1,431,187	94,189	1,525,376	-	1,525,376
LACI2	33,817	363,082	361,299	122	361,421	-	361,421
LACIPS	77,393	710,702	709,226	8	709,234	-	709,234
LACMV2	63,090	1,209,767	1,240,169	23	1,240,192	-	1,240,192
LACU2	1,117	28,756	33,895	-	33,895	5	33,890
LOVTRC	12,854	208,415	178,542	2	178,544	-	178,544
MMCGSC	13,807	106,456	108,527	-	108,527	-	108,527
MNDIC	26,287	362,415	363,022	5	363,027	-	363,027
MV2IGI	18,420	420,540	441,163	-	441,163	1,281	439,882
MV3MVI	30,415	314,129	322,099	3	322,102	-	322,102
MVFIC	164,671	3,355,228	3,561,829	53	3,561,882	-	3,561,882
MVIGIC	7,543	116,164	119,111	-	119,111	-	119,111
MSEM	74,093	499,164	406,768	7	406,775	-	406,775
DTRTFB	27,205	237,643	217,910	3	217,913	-	217,913
EIF	65,280	1,272,496	1,320,623	23	1,320,646	-	1,320,646
GBF	357,058	3,804,010	3,302,791	51	3,302,842	-	3,302,842
GEM	83,165	1,044,871	913,985	13	913,998	-	913,998
GIG	340,198	3,592,821	3,970,107	52	3,970,159	-	3,970,159
GVAAA2	141,737	3,610,921	4,028,156	74	4,028,230	-	4,028,230
GVABD2	26,477	305,462	291,245	4	291,249	-	291,249
GVAGG2	71,095	2,438,466	2,663,932	43	2,663,975	-	2,663,975
GVAGI2	16,257	945,103	1,199,962	21	1,199,983	-	1,199,983
GVAGR2	30,143	3,097,435	4,115,690	76	4,115,766	-	4,115,766
GVDMA	502,136	5,122,901	5,081,612	-	5,081,612	70	5,081,542
GVDMC	40,940	404,007	399,574	9	399,583	-	399,583
GVEX1	773,393	6,281,708	8,770,278	160	8,770,438	-	8,770,438
GVIDA	201,049	2,277,543	2,312,058	42	2,312,100	-	2,312,100
GVIDC	14,764	146,946	144,388	1	144,389	-	144,389
GVIDM	183,880	1,768,739	1,733,990	20	1,734,010	-	1,734,010
GVIX2	81,508	830,228	855,838	13	855,851	-	855,851
HIBF	114,849	716,903	668,422	9	668,431	-	668,431
IDPGI	21	212	233	-	233	2	231
MCIF	287,003	5,743,321	5,783,102	106	5,783,208	-	5,783,208
MSBF	101,631	900,671	879,112	11	879,123	-	879,123
NCPG	5,297	60,352	72,413	-	72,413	2	72,411
NCPGI	693	7,905	8,903	-	8,903	5	8,898

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
NVAMV1	307,014	4,781,592	5,440,289	96	5,440,385	-	5,440,385
NVAMVX	148,270	2,380,797	2,622,904	39	2,622,943	-	2,622,943
NVBX	18,047	165,737	162,783	1	162,784	-	162,784
NVCBD1	58,189	574,003	522,534	6	522,540	-	522,540
NVCCA1	25,116	263,608	301,140	10	301,150	-	301,150
NVCCN1	3,257	33,823	35,700	-	35,700	-	35,700
NVCMA1	48,766	459,500	564,710	12	564,722	-	564,722
NVCMC1	12,517	133,709	146,068	2	146,070	-	146,070
NVCMD1	86,041	915,971	1,041,956	17	1,041,973	-	1,041,973
NVCRA1	32,402	358,041	458,808	5	458,813	-	458,813
NVCRB1	32,586	352,045	396,570	6	396,576	-	396,576
NVDBL2	6,315	73,772	89,110	8	89,118	-	89,118
NVDCA2	6,284	87,760	86,844	8	86,852	-	86,852
NVDCAP	10,510	151,020	144,926	-	144,926	1	144,925
NVFIII	1,233	11,473	11,516	4	11,520	-	11,520
NVGEII	6,110	101,255	111,142	-	111,142	2	111,140
NVIDMP	56,881	506,830	534,685	10	534,695	-	534,695
NVIX	66,303	665,910	697,508	6	697,514	-	697,514
NVLCP1	73,163	797,698	712,609	8	712,617	-	712,617
NVMIG1	347,353	3,498,674	2,653,777	43	2,653,820	-	2,653,820
NVMIVX	40,774	422,031	469,314	7	469,321	-	469,321
NVMLG1	617,315	5,337,732	6,037,338	90	6,037,428	-	6,037,428
NVMMG1	4,210,631	38,889,724	31,284,987	564	31,285,551	-	31,285,551
NVMMV2	2,594,100	22,696,996	21,167,855	219	21,168,074	-	21,168,074
NVNMO1	1,742,138	17,735,147	17,421,375	328	17,421,703	-	17,421,703
NVNSR1	14,647	193,004	166,681	1	166,682	-	166,682
NVOLG1	4,048,465	74,103,669	103,721,684	1,888	103,723,572	-	103,723,572
NVRE1	711,328	5,191,718	5,676,400	80	5,676,480	-	5,676,480
NVSIX2	67,080	567,839	576,885	10	576,895	-	576,895
NVSTB1	1,797	17,639	17,482	-	17,482	-	17,482
NVSTB2	6,735	65,574	65,264	5,612	70,876	-	70,876
NVTIV3	1,863	17,855	21,632	2	21,634	-	21,634
SAM	13,195,201	13,195,201	13,195,201	-	13,195,201	68	13,195,133
SCF	888,526	16,013,952	17,743,868	302	17,744,170	-	17,744,170
SCGF	123,585	1,944,696	2,055,210	32	2,055,242	-	2,055,242
SCVF	385,011	3,446,029	3,800,062	57	3,800,119	-	3,800,119
TRF	2,635,020	42,387,812	60,605,450	1,615	60,607,065	-	60,607,065
AMCG	68,381	1,831,658	2,138,943	36	2,138,979	-	2,138,979
AMMCGS	8,286	231,330	220,585	3	220,588	-	220,588
AMSRS	163,622	4,452,656	6,533,422	58	6,533,480	-	6,533,480
AMTB	114,578	1,178,423	1,106,823	36	1,106,859	-	1,106,859
NOTB3	1,029	17,680	14,596	-	14,596	1	14,595
NOTG3	180	1,996	2,269	-	2,269	2	2,267
NOTMG3	12	148	153	-	153	4	149
PMVAAA	24,211	220,097	212,812	4	212,816	-	212,816
PMVFBA	7,107	62,737	50,250	-	50,250	-	50,250
PMVLDA	93,032	940,195	896,830	-	896,830	1	896,829
PMVRSA	18,597	104,577	101,356	3	101,359	-	101,359
PVSTA	15,687	160,237	161,888	-	161,888	2	161,886
PVEIB	31,510	892,721	1,021,551	22	1,021,573	-	1,021,573
PVGOB	152,484	1,877,512	2,622,731	55	2,622,786	-	2,622,786
PVNOB	938	40,030	45,288	2	45,290	-	45,290
PVTIGB	11,938	174,393	183,727	2	183,729	-	183,729

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
TRHS2	79,332	3,989,898	3,777,779	58	3,777,837	-	3,777,837
TRLT2	9,814	47,001	45,832	-	45,832	-	45,832
TRMCG2	562	15,990	14,939	1	14,940	-	14,940
VWBF	81,234	650,147	591,381	7	591,388	-	591,388
VWEM	185,069	2,290,129	1,697,081	19	1,697,100	-	1,697,100
VWHA	94,226	2,223,562	2,372,610	24	2,372,634	-	2,372,634
VRVDRI	3,692	75,393	77,013	1	77,014	-	77,014

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

** For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2024, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	ABTGB	ALVDAA	ALVGIA	ALVIVB	ALVSVA	SVDF	SVOF	WFVSCG
Reinvested dividends	$-	-	7,698	1,836	8,015	-	868	-
Mortality and expense risk charges (note 3)	(25)	-	(2,418)	(402)	(3,737)	(4,349)	(14,041)	(1,811)

Net investment income (loss)	(25)	-	5,280	1,434	4,278	(4,349)	(13,173)	(1,811)

Realized gain (loss) on investments	5	11	1,816	14	7,413	(9,268)	27,534	(10,708)
Change in unrealized gain (loss) on investments	256	(4)	39,300	1,088	25,368	125,637	46,817	72,984

Net gain (loss) on investments	261	7	41,116	1,102	32,781	116,369	74,351	62,276

Reinvested capital gains	15	-	18,288	-	45,636	-	181,659	-

Net increase (decrease) in contract owners’ equity resulting from operations	$251	7	64,684	2,536	82,695	112,020	242,837	60,465

Investment Activity*:	AMVBC4	AMVGS4	AMVGV2	BRVHYI	MLVGA2	DGI	DSC	DSIF
Reinvested dividends	$12,365	-	-	48,448	20,346	13,341	2,021	732,391
Mortality and expense risk charges (note 3)	(3,124)	-	(106)	(3,557)	(8,758)	(10,656)	(1,546)	(288,883)

Net investment income (loss)	9,241	-	(106)	44,891	11,588	2,685	475	443,508

Realized gain (loss) on investments	10,165	-	1,928	(5,162)	33,123	45,772	(6,186)	2,474,423
Change in unrealized gain (loss) on investments	52,683	(4)	-	12,544	(7,322)	320,364	17,972	6,541,671

Net gain (loss) on investments	62,848	(4)	1,928	7,382	25,801	366,136	11,786	9,016,094

Reinvested capital gains	1,798	-	-	-	106,191	126,027	-	3,877,167

Net increase (decrease) in contract owners’ equity resulting from operations	$73,887	(4)	1,822	52,273	143,580	494,848	12,261	13,336,769

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	DSRG	DVSCS	DWVSVS	DFVGMI	DFVIPS	DSGIBA	FQB	FVU2
Reinvested dividends	$57,309	22,286	1,987	5,473	1,673	35,784	47,075	2,327
Mortality and expense risk charges (note 3)	(55,790)	(10,382)	(925)	(794)	(361)	(4,999)	(10,814)	(544)

Net investment income (loss)	1,519	11,904	1,062	4,679	1,312	30,785	36,261	1,783

Realized gain (loss) on investments	173,926	(15,968)	4,749	6,465	(16,039)	(4,160)	(84,357)	(259)
Change in unrealized gain (loss) on investments	2,033,908	104,036	6,578	299	15,418	52,644	98,830	13,143

Net gain (loss) on investments	2,207,834	88,068	11,327	6,764	(621)	48,484	14,473	12,884

Reinvested capital gains	68,225	43,661	7,462	1,169	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,277,578	143,633	19,851	12,612	691	79,269	50,734	14,667

Investment Activity*:	FAMP	FCS	FEIP	FEMS	FF10S	FF20S	FF30S	FGP
Reinvested dividends	$224,185	2,572	730,502	5,075	12,314	24,082	40,055	1,043
Mortality and expense risk charges (note 3)	(47,852)	(13,994)	(207,084)	(1,907)	(1,862)	(4,533)	(9,750)	(587,678)

Net investment income (loss)	176,333	(11,422)	523,418	3,168	10,452	19,549	30,305	(586,635)

Realized gain (loss) on investments	(2,989)	46,566	671,782	(46,005)	(3,290)	2,269	87,844	6,309,794
Change in unrealized gain (loss) on investments	484,919	349,345	2,060,281	71,636	10,378	11,585	29,760	(2,020,826)

Net gain (loss) on investments	481,930	395,911	2,732,063	25,631	7,088	13,854	117,604	4,288,968

Reinvested capital gains	59,274	351,946	2,387,222	-	293	23,909	3,957	26,144,815

Net increase (decrease) in contract owners’ equity resulting from operations	$717,537	736,435	5,642,703	28,799	17,833	57,312	151,866	29,847,148

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	FHIP	FIGBS	FMCS	FNRS2	FOP	FOS	FRESS	FVSS
Reinvested dividends	$383,306	71,212	29,922	33,325	62,096	66,380	1,261	9,448
Mortality and expense risk charges (note 3)	(30,669)	(8,915)	(31,067)	(8,210)	(14,401)	(22,807)	(215)	(6,030)

Net investment income (loss)	352,637	62,297	(1,145)	25,115	47,695	43,573	1,046	3,418

Realized gain (loss) on investments	(84,345)	(55,200)	118,225	96,219	147,494	253,273	2,496	61,760
Change in unrealized gain (loss) on investments	246,415	18,811	48,291	(63,475)	(188,230)	(256,127)	(1,953)	(122,818)

Net gain (loss) on investments	162,070	(36,389)	166,516	32,744	(40,736)	(2,854)	543	(61,058)

Reinvested capital gains	-	-	827,255	-	171,404	186,359	-	143,244

Net increase (decrease) in contract owners’ equity resulting from operations	$514,707	25,908	992,626	57,859	178,363	227,078	1,589	85,604

Investment Activity*:	FVSS2	FTVDM2	FTVFA2	FTVGI2	FTVIS2	FTVRDI	FTVSVI	TIF
Reinvested dividends	$674	16,943	4,073	-	71,719	3,403	27,589	1,056
Mortality and expense risk charges (note 3)	(481)	(1,955)	(1,060)	(2,719)	(6,781)	-	(12,352)	(181)

Net investment income (loss)	193	14,988	3,013	(2,719)	64,938	3,403	15,237	875

Realized gain (loss) on investments	4,036	(9,035)	(7,670)	(69,107)	(6,326)	(19,846)	(67,730)	169
Change in unrealized gain (loss) on investments	(7,389)	19,826	20,986	(855)	25,161	33,562	271,091	(1,493)

Net gain (loss) on investments	(3,353)	10,791	13,316	(69,962)	18,835	13,716	203,361	(1,324)

Reinvested capital gains	12,063	3,256	-	-	5,876	13,173	54,402	-

Net increase (decrease) in contract owners’ equity resulting from operations	$8,903	29,035	16,329	(72,681)	89,649	30,292	273,000	(449)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	TIF2	GVGMNS	GVMSAS	RVARS	ACEG	AVMCCI	IVBRA1	IVCPBI
Reinvested dividends	$12,063	757	1,184	2,070	-	66	4,384	115,024
Mortality and expense risk charges (note 3)	(2,099)	(112)	(208)	(234)	(993)	(133)	(406)	(19,047)

Net investment income (loss)	9,964	645	976	1,836	(993)	(67)	3,978	95,977

Realized gain (loss) on investments	(3,176)	(30)	(89)	(442)	(5,746)	3,736	(13,876)	(24,304)
Change in unrealized gain (loss) on investments	(13,240)	1,581	195	(2,950)	100,784	(1,311)	12,842	4,658

Net gain (loss) on investments	(16,416)	1,551	106	(3,392)	95,038	2,425	(1,034)	(19,646)

Reinvested capital gains	-	-	-	-	-	474	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,452)	2,196	1,082	(1,556)	94,045	2,832	2,944	76,331

Investment Activity*:	IVKEI1	OVAG	OVGS	OVIG	OVSB	OVSC	WRASP	WRHIP
Reinvested dividends	$82,027	-	-	1,839	5,761	-	16,565	34,374
Mortality and expense risk charges (note 3)	(15,977)	(11,912)	(117,164)	(1,364)	(825)	(5,478)	(4,980)	(2,751)

Net investment income (loss)	66,050	(11,912)	(117,164)	475	4,936	(5,478)	11,585	31,623

Realized gain (loss) on investments	9,701	(416,039)	(1,919)	(22,796)	(2,221)	26,132	4,964	(1,991)
Change in unrealized gain (loss) on investments	58,691	839,207	2,093,124	(8,159)	2,255	62,744	56,897	(264)

Net gain (loss) on investments	68,392	423,168	2,091,205	(30,955)	34	88,876	61,861	(2,255)

Reinvested capital gains	176,035	-	1,353,197	18,856	-	41,153	32,979	-

Net increase (decrease) in contract owners’ equity resulting from operations	$310,477	411,256	3,327,238	(11,624)	4,970	124,551	106,425	29,368

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	WRMCG	JABS	JACAS	JAEI	JAGTS	JAIGS	JAWGS	LACB2
Reinvested dividends	$-	46,550	621	3,223	-	30,132	-	74,683
Mortality and expense risk charges (note 3)	(2,577)	(12,950)	(25,959)	(2,146)	(33,154)	(11,738)	(80)	(25,149)

Net investment income (loss)	(2,577)	33,600	(25,338)	1,077	(33,154)	18,394	(80)	49,534

Realized gain (loss) on investments	(123,589)	32,621	122,941	8,817	202,930	143,053	2,513	30,835
Change in unrealized gain (loss) on investments	125,643	275,482	936,865	34,971	1,743,643	(49,527)	-	326,513

Net gain (loss) on investments	2,054	308,103	1,059,806	43,788	1,946,573	93,526	2,513	357,348

Reinvested capital gains	14,234	-	377,159	17,984	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$13,711	341,703	1,411,627	62,849	1,913,419	111,920	2,433	406,882

Investment Activity*:	LACCA2	LACDV2	LACI2	LACIPS	LACMV2	LACU2	LOVTRC	MMCGSC
Reinvested dividends	$-	13,654	3,806	23,521	26,601	-	8,409	-
Mortality and expense risk charges (note 3)	(418)	(4,994)	(1,904)	(2,492)	(4,382)	(157)	(917)	(86)

Net investment income (loss)	(418)	8,660	1,902	21,029	22,219	(157)	7,492	(86)

Realized gain (loss) on investments	(38)	(83,791)	(335)	2,026,209	12,128	173	(1,385)	40
Change in unrealized gain (loss) on investments	13,080	74,042	(1,783)	(2,024,609)	30,403	5,140	(2,346)	2,071

Net gain (loss) on investments	13,042	(9,749)	(2,118)	1,600	42,531	5,313	(3,731)	2,111

Reinvested capital gains	3,195	-	-	-	23,239	375	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$15,819	(1,089)	(216)	22,629	87,989	5,531	3,761	2,025

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	MNDIC	MV2IGI	MV3MVI	MVFIC	MVIGIC	MSEM	DTRTFB	EIF
Reinvested dividends	$-	1,508	3,585	57,193	1,162	40,797	18,739	23,318
Mortality and expense risk charges (note 3)	(2,019)	(952)	(1,538)	(16,216)	(663)	(2,017)	(799)	(6,640)

Net investment income (loss)	(2,019)	556	2,047	40,977	499	38,780	17,940	16,678

Realized gain (loss) on investments	(54,100)	1,267	(5,666)	69,412	3,022	(12,014)	(3,580)	42,238
Change in unrealized gain (loss) on investments	80,122	23,211	26,353	5,663	2,818	12,897	(9,892)	13,985

Net gain (loss) on investments	26,022	24,478	20,687	75,075	5,840	883	(13,472)	56,223

Reinvested capital gains	-	37,789	12,089	259,027	377	-	-	52,220

Net increase (decrease) in contract owners’ equity resulting from operations	$24,003	62,823	34,823	375,079	6,716	39,663	4,468	125,121

Investment Activity*:	GBF	GEM	GIG	GVAAA2	GVABD2	GVAGG2	GVAGI2	GVAGR2
Reinvested dividends	$118,966	12,284	98,531	-	-	-	-	-
Mortality and expense risk charges (note 3)	(16,796)	(4,161)	(16,533)	(19,854)	(1,495)	(12,823)	(5,062)	(17,219)

Net investment income (loss)	102,170	8,123	81,998	(19,854)	(1,495)	(12,823)	(5,062)	(17,219)

Realized gain (loss) on investments	(83,752)	(6,237)	21,496	47,129	(1,920)	56,564	16,833	138,137
Change in unrealized gain (loss) on investments	(1,307)	50,125	221,696	379,656	4,189	115,042	152,725	731,988

Net gain (loss) on investments	(85,059)	43,888	243,192	426,785	2,269	171,606	169,558	870,125

Reinvested capital gains	-	-	-	141,440	-	152,274	58,279	135,782

Net increase (decrease) in contract owners’ equity resulting from operations	$17,111	52,011	325,190	548,371	774	311,057	222,775	988,688

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	GVDMA	GVDMC	GVEX1	GVIDA	GVIDC	GVIDM	GVIX2	HIBF
Reinvested dividends	$-	-	82,841	-	-	-	29,400	40,510
Mortality and expense risk charges (note 3)	(23,137)	(2,805)	(39,714)	(12,163)	(678)	(6,972)	(4,385)	(3,087)

Net investment income (loss)	(23,137)	(2,805)	43,127	(12,163)	(678)	(6,972)	25,015	37,423

Realized gain (loss) on investments	(125,303)	(9,673)	(310,955)	(10,994)	(1,124)	(132,397)	3,881	(20,358)
Change in unrealized gain (loss) on investments	652,041	34,343	1,961,267	274,713	6,517	291,876	(10,295)	25,543

Net gain (loss) on investments	526,738	24,670	1,650,312	263,719	5,393	159,479	(6,414)	5,185

Reinvested capital gains	-	-	5,788	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$503,601	21,865	1,699,227	251,556	4,715	152,507	18,601	42,608

Investment Activity*:	IDPGI	MCIF	MSBF	NCPG	NCPGI	NVAMV1	NVAMVX	NVBX
Reinvested dividends	$-	60,138	55,363	-	-	95,043	48,626	4,508
Mortality and expense risk charges (note 3)	(1)	(28,286)	(3,347)	(357)	(45)	(27,454)	(12,279)	(903)

Net investment income (loss)	(1)	31,852	52,016	(357)	(45)	67,589	36,347	3,605

Realized gain (loss) on investments	-	(96,084)	(9,593)	269	91	125,707	86,210	(2,893)
Change in unrealized gain (loss) on investments	12	476,753	21,210	7,235	694	180,114	41,391	(345)

Net gain (loss) on investments	12	380,669	11,617	7,504	785	305,821	127,601	(3,238)

Reinvested capital gains	-	264,210	-	-	-	385,091	177,982	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11	676,731	63,633	7,147	740	758,501	341,930	367

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	NVCBD1	NVCCA1	NVCCN1	NVCMA1	NVCMC1	NVCMD1	NVCRA1	NVCRB1
Reinvested dividends	$17,142	-	-	-	-	-	-	-
Mortality and expense risk charges (note 3)	(2,332)	(3,141)	(201)	(3,278)	(697)	(4,818)	(2,353)	(2,043)

Net investment income (loss)	14,810	(3,141)	(201)	(3,278)	(697)	(4,818)	(2,353)	(2,043)

Realized gain (loss) on investments	(4,654)	53,386	(1,493)	18,854	1,425	5,544	9,563	4,743
Change in unrealized gain (loss) on investments	(2,510)	10,697	3,275	48,467	9,530	90,045	48,702	27,779

Net gain (loss) on investments	(7,164)	64,083	1,782	67,321	10,955	95,589	58,265	32,522

Reinvested capital gains	-	4,821	-	9,526	186	13,999	4,481	3,203

Net increase (decrease) in contract owners’ equity resulting from operations	$7,646	65,763	1,581	73,569	10,444	104,770	60,393	33,682

Investment Activity*:	NVDBL2	NVDCA2	NVDCAP	NVFIII	NVGEII	NVIDMP	NVIX	NVLCP1
Reinvested dividends	$-	-	-	313	1,373	-	25,543	24,654
Mortality and expense risk charges (note 3)	(488)	(555)	(736)	(53)	(403)	(2,910)	(3,469)	(3,580)

Net investment income (loss)	(488)	(555)	(736)	260	970	(2,910)	22,074	21,074

Realized gain (loss) on investments	1,515	(4,039)	(2,888)	55	1,444	(28,097)	6,117	(18,758)
Change in unrealized gain (loss) on investments	5,236	12,914	17,250	(181)	6,678	73,919	(13,005)	9,548

Net gain (loss) on investments	6,751	8,875	14,362	(126)	8,122	45,822	(6,888)	(9,210)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,263	8,320	13,626	134	9,092	42,912	15,186	11,864

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	NVMIG1	NVMIVX	NVMLG1	NVMMG1	NVMMV2	NVNMO1	NVNSR1	NVOLG1
Reinvested dividends	$9,413	30,323	44,211	-	215,355	73,304	446	1,206,487
Mortality and expense risk charges (note 3)	(15,042)	(2,527)	(24,088)	(155,434)	(109,156)	(82,479)	(923)	(474,434)

Net investment income (loss)	(5,629)	27,796	20,123	(155,434)	106,199	(9,175)	(477)	732,053

Realized gain (loss) on investments	(66,039)	13,258	93,326	(1,172,858)	(625,191)	246,662	(846)	2,287,991
Change in unrealized gain (loss) on investments	29,859	(21,987)	681,446	6,334,268	1,775,527	(2,741,100)	(5,568)	16,945,327

Net gain (loss) on investments	(36,180)	(8,729)	774,772	5,161,410	1,150,336	(2,494,438)	(6,414)	19,233,318

Reinvested capital gains	-	-	424,646	-	377,138	5,665,741	21,710	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(41,809)	19,067	1,219,541	5,005,976	1,633,673	3,162,128	14,819	19,965,371

Investment Activity*:	NVRE1	NVSIX2	NVSTB1	NVSTB2	NVTIV3	SAM	SCF	SCGF
Reinvested dividends	$137,449	5,245	164	2,674	1,349	560,431	20,922	-
Mortality and expense risk charges (note 3)	(26,232)	(2,818)	(3)	(352)	(186)	(56,164)	(86,597)	(8,371)

Net investment income (loss)	111,217	2,427	161	2,322	1,163	504,267	(65,675)	(8,371)

Realized gain (loss) on investments	183,962	(7,490)	-	(1,531)	5,263	-	(159,602)	(58,061)
Change in unrealized gain (loss) on investments	299,383	49,743	(157)	2,313	(4,171)	-	1,794,507	413,369

Net gain (loss) on investments	483,345	42,253	(157)	782	1,092	-	1,634,905	355,308

Reinvested capital gains	-	6,081	-	-	-	-	505,964	-

Net increase (decrease) in contract owners’ equity resulting from operations	$594,562	50,761	4	3,104	2,255	504,267	2,075,194	346,937

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	SCVF	TRF	AMCG	AMMCGS	AMRS	AMSRS	AMTB	NOTB3
Reinvested dividends	$27,259	643,572	-	-	-	13,792	61,534	244
Mortality and expense risk charges (note 3)	(17,725)	(319,548)	(7,968)	(884)	-	(12,263)	(5,404)	(53)

Net investment income (loss)	9,534	324,024	(7,968)	(884)	-	1,529	56,130	191

Realized gain (loss) on investments	(129,886)	2,792,209	35,380	(3,473)	179	60,850	(17,800)	(917)
Change in unrealized gain (loss) on investments	304,369	2,020,160	284,953	29,627	(105)	985,547	26,749	1,165

Net gain (loss) on investments	174,483	4,812,369	320,333	26,154	74	1,046,397	8,949	248

Reinvested capital gains	33,341	2,219,008	111,396	12,830	-	297,135	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$217,358	7,355,401	423,761	38,100	74	1,345,061	65,079	439

Investment Activity*:	NOTG3	NOTMG3	PMVAAA	PMVFBA	PMVLDA	PMVRSA	PVSTA	PVEIB
Reinvested dividends	$51	4	14,375	1,627	35,560	2,325	7,764	12,516
Mortality and expense risk charges (note 3)	(11)	-	(1,198)	(246)	(2,749)	(726)	(809)	(5,523)

Net investment income (loss)	40	4	13,177	1,381	32,811	1,599	6,955	6,993

Realized gain (loss) on investments	(998)	(31)	(37,130)	(3,381)	(3,189)	(15,051)	234	58,458
Change in unrealized gain (loss) on investments	1,102	37	29,441	(30)	7,438	19,945	1,144	73,112

Net gain (loss) on investments	104	6	(7,689)	(3,411)	4,249	4,894	1,378	131,570

Reinvested capital gains	-	-	-	-	-	-	-	50,943

Net increase (decrease) in contract owners’ equity resulting from operations	$144	10	5,488	(2,030)	37,060	6,493	8,333	189,506

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	PVGOB	PVNOB	PVTIGB	TRHS2	TRLT2	TRMCG2	VWBF	VWEM
Reinvested dividends	$-	85	3,933	-	1,776	-	43,269	30,947
Mortality and expense risk charges (note 3)	(12,412)	(193)	(881)	(20,519)	-	(56)	(3,482)	(9,405)

Net investment income (loss)	(12,412)	(108)	3,052	(20,519)	1,776	(56)	39,787	21,542

Realized gain (loss) on investments	126,767	34	16,305	125,280	(6)	(72)	(7,620)	(33,077)
Change in unrealized gain (loss) on investments	468,189	5,258	(14,951)	(404,592)	296	(634)	(19,390)	26,853

Net gain (loss) on investments	594,956	5,292	1,354	(279,312)	290	(706)	(27,010)	(6,224)

Reinvested capital gains	103,657	276	-	356,850	-	1,454	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$686,201	5,460	4,406	57,019	2,066	692	12,777	15,318

Investment Activity*:	VWHA	VRVDRI
Reinvested dividends	$66,882	1,702
Mortality and expense risk charges (note 3)	(12,268)	(387)

Net investment income (loss)	54,614	1,315

Realized gain (loss) on investments	30,066	(11,316)
Change in unrealized gain (loss) on investments	(168,395)	16,546

Net gain (loss) on investments	(138,329)	5,230

Reinvested capital gains	-	820

Net increase (decrease) in contract owners’ equity resulting from operations	$(83,715)	7,365

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2024, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	ABTGB		ALVDAA		ALVGIA		ALVIVB

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(25)	(6)	-	1	5,280	5,309	1,434	130

Realized gain (loss) on investments	5	-	11	(40)	1,816	(2,240)	14	(78)

Change in unrealized gain (loss) on investments	256	311	(4)	58	39,300	12,537	1,088	9,888

Reinvested capital gains	15	-	-	-	18,288	39,377	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	251	305	7	19	64,684	54,983	2,536	9,940

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	-	-	-	67	22,803	20,649	335	350

Transfers between funds	56	4,302	-	-	(5,954)	2,930	15,313	1,549

Surrenders (notes 2, 3, 4, 5 and 6)	(18)	(8)	(158)	(210)	(50,669)	(47,520)	(3,272)	(6,877)

Adjustments to maintain reserves	1	(1)	61	5	8	29	1	(15)

Net equity transactions	39	4,293	(97)	(138)	(33,812)	(23,912)	12,377	(4,993)

Net change in contract owners’ equity	290	4,598	(90)	(119)	30,872	31,071	14,913	4,947

Contract owners’ equity at beginning of period	4,598	-	90	209	523,414	492,343	73,175	68,228

Contract owners’ equity at end of period	$4,888	4,598	-	90	554,286	523,414	88,088	73,175

CHANGE IN UNITS:

Beginning units	415	-	6	16	9,588	10,071	7,438	7,924

Units purchased	5	416	33	24	402	619	1,472	203

Units surrendered	(2)	(1)	(39)	(34)	(976)	(1,102)	(324)	(689)

Ending units	418	415	-	6	9,014	9,588	8,586	7,438

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	ALVSVA		SVDF		SVOF		WFVSCG

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$4,278	5,585	(4,349)	(3,641)	(13,173)	(11,964)	(1,811)	(1,901)

Realized gain (loss) on investments	7,413	(9,335)	(9,268)	(19,884)	27,534	(13,395)	(10,708)	(15,743)

Change in unrealized gain (loss) on investments	25,368	67,798	125,637	131,162	46,817	253,582	72,984	31,640

Reinvested capital gains	45,636	71,493	-	-	181,659	136,374	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	82,695	135,541	112,020	107,637	242,837	364,597	60,465	13,996

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	18,764	19,120	7,764	5,008	3,548	(10,570)	6,609	7,876

Transfers between funds	(19,039)	(49,888)	621	2,641	(421)	(5,739)	(23,067)	(53,389)

Surrenders (notes 2, 3, 4, 5 and 6)	(73,384)	(51,734)	(14,124)	(20,645)	(118,278)	(19,743)	(29,708)	(29,348)

Adjustments to maintain reserves	10	(13)	14	(8)	312	44	8	7

Net equity transactions	(73,649)	(82,515)	(5,725)	(13,004)	(114,839)	(36,008)	(46,158)	(74,854)

Net change in contract owners’ equity	9,046	53,026	106,295	94,633	127,998	328,589	14,307	(60,858)

Contract owners’ equity at beginning of period	916,976	863,950	648,429	553,796	1,775,417	1,446,828	358,532	419,390

Contract owners’ equity at end of period	$926,022	916,976	754,724	648,429	1,903,415	1,775,417	372,839	358,532

CHANGE IN UNITS:

Beginning units	13,429	14,787	8,781	8,951	29,255	29,897	7,860	9,527

Units purchased	485	511	201	268	49	15	180	187

Units surrendered	(1,554)	(1,869)	(270)	(438)	(690)	(657)	(1,121)	(1,854)

Ending units	12,360	13,429	8,712	8,781	28,614	29,255	6,919	7,860

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	AMVBC4		AMVGS4		AMVGV2		BRVHYI

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$9,241	2,492	-	-	(106)	-	44,891	37,637

Realized gain (loss) on investments	10,165	1,895	-	-	1,928	-	(5,162)	(8,935)

Change in unrealized gain (loss) on investments	52,683	23,993	(4)	-	-	-	12,544	45,860

Reinvested capital gains	1,798	1,671	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	73,887	30,051	(4)	-	1,822	-	52,273	74,562

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	6,405	6,279	99	-	-	-	14,984	26,348

Transfers between funds	850,089	45,289	-	-	(1,187)	-	(16,873)	72,185

Surrenders (notes 2, 3, 4, 5 and 6)	(58,703)	(3,642)	-	-	(636)	-	(36,976)	(37,780)

Adjustments to maintain reserves	9	(4)	(1)	-	1	-	249	799

Net equity transactions	797,800	47,922	98	-	(1,822)	-	(38,616)	61,552

Net change in contract owners’ equity	871,687	77,973	94	-	-	-	13,657	136,114

Contract owners’ equity at beginning of period	228,589	150,616	-	-	-	-	694,420	558,306

Contract owners’ equity at end of period	$1,100,276	228,589	94	-	-	-	708,077	694,420

CHANGE IN UNITS:

Beginning units	19,910	15,269	-	-	-	-	53,951	48,862

Units purchased	65,938	4,991	9	-	2	-	1,899	8,367

Units surrendered	(4,809)	(350)	-	-	(2)	-	(4,772)	(3,278)

Ending units	81,039	19,910	9	-	-	-	51,078	53,951

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	MLVGA2		DGI		DSC		DSIF

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$11,588	25,847	2,685	4,620	475	(538)	443,508	504,296

Realized gain (loss) on investments	33,123	(1,196)	45,772	(9,218)	(6,186)	(5,622)	2,474,423	1,655,243

Change in unrealized gain (loss) on investments	(7,322)	163,479	320,364	249,398	17,972	24,855	6,541,671	7,712,285

Reinvested capital gains	106,191	-	126,027	212,606	-	6,087	3,877,167	1,906,959

Net increase (decrease) in contract owners’ equity resulting from operations	143,580	188,130	494,848	457,406	12,261	24,782	13,336,769	11,778,783

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	48,743	55,183	30,001	28,702	16,445	14,576	894,460	929,268

Transfers between funds	(80,972)	30,008	(59,130)	11,819	2,106	846	(177,900)	93,814

Surrenders (notes 2, 3, 4, 5 and 6)	(199,741)	(188,275)	(104,283)	(106,078)	(31,503)	(25,368)	(4,164,326)	(3,455,018)

Adjustments to maintain reserves	28	5	38	36	4	(34)	1,132	(1,446)

Net equity transactions	(231,942)	(103,079)	(133,374)	(65,521)	(12,948)	(9,980)	(3,446,634)	(2,433,382)

Net change in contract owners’ equity	(88,362)	85,051	361,474	391,885	(687)	14,802	9,890,135	9,345,401

Contract owners’ equity at beginning of period	1,711,961	1,626,910	2,171,842	1,779,957	293,635	278,833	56,847,877	47,502,476

Contract owners’ equity at end of period	$1,623,599	1,711,961	2,533,316	2,171,842	292,948	293,635	66,738,012	56,847,877

CHANGE IN UNITS:

Beginning units	71,389	75,991	31,429	32,490	8,062	8,327	448,390	469,927

Units purchased	2,319	4,149	735	1,198	791	614	12,191	13,820

Units surrendered	(11,345)	(8,751)	(2,196)	(2,259)	(1,125)	(879)	(37,076)	(35,357)

Ending units	62,363	71,389	29,968	31,429	7,728	8,062	423,505	448,390

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	DSRG		DVSCS		DWVSVS		DFVGMI

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$1,519	19,093	11,904	9,938	1,062	307	4,679	2,326

Realized gain (loss) on investments	173,926	165,379	(15,968)	(40,941)	4,749	11,459	6,465	977

Change in unrealized gain (loss) on investments	2,033,908	635,050	104,036	185,774	6,578	(6,305)	299	7,221

Reinvested capital gains	68,225	1,037,552	43,661	101,729	7,462	8,689	1,169	1,155

Net increase (decrease) in contract owners’ equity resulting from operations	2,277,578	1,857,074	143,633	256,500	19,851	14,150	12,612	11,679

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	205,518	210,819	24,009	30,301	2,023	2,013	1,393	7,026

Transfers between funds	15,426	(33,358)	(13,175)	(29,465)	(38,510)	(34,265)	139,525	40,834

Surrenders (notes 2, 3, 4, 5 and 6)	(851,690)	(617,698)	(78,412)	(114,804)	(25,545)	(4,713)	(58,123)	(9,924)

Adjustments to maintain reserves	210	514	31	260	2	(5)	3	7

Net equity transactions	(630,536)	(439,723)	(67,547)	(113,708)	(62,030)	(36,970)	82,798	37,943

Net change in contract owners’ equity	1,647,042	1,417,351	76,086	142,792	(42,179)	(22,820)	95,410	49,622

Contract owners’ equity at beginning of period	9,654,341	8,236,990	1,959,327	1,816,535	189,546	212,366	111,715	62,093

Contract owners’ equity at end of period	$11,301,383	9,654,341	2,035,413	1,959,327	147,367	189,546	207,125	111,715

CHANGE IN UNITS:

Beginning units	103,768	109,863	36,269	38,590	8,430	10,248	7,425	4,703

Units purchased	4,611	4,068	1,121	1,349	145	150	8,320	3,073

Units surrendered	(10,512)	(10,163)	(2,315)	(3,670)	(2,637)	(1,968)	(3,394)	(351)

Ending units	97,867	103,768	35,075	36,269	5,938	8,430	12,351	7,425

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	DFVIPS		DSGIBA		FQB		FVU2
	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$1,312	3,664	30,785	24,629	36,261	28,239	1,783	1,179

Realized gain (loss) on investments	(16,039)	(1,139)	(4,160)	(2,362)	(84,357)	(9,070)	(259)	(566)

Change in unrealized gain (loss) on investments	15,418	1,017	52,644	102,239	98,830	58,621	13,143	6,368

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	691	3,542	79,269	124,506	50,734	77,790	14,667	6,981

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	740	870	4,769	4,937	20,709	18,063	3,172	3,972

Transfers between funds	6,787	12,799	(6,253)	11,811	100,985	6,294	13	-

Surrenders (notes 2, 3, 4, 5 and 6)	(60,435)	(4,627)	(96,892)	(24,968)	(775,936)	(61,648)	1,464	2,100

Adjustments to maintain reserves	1	5	16	15	31	46	3	2

Net equity transactions	(52,907)	9,047	(98,360)	(8,205)	(654,211)	(37,245)	4,652	6,074

Net change in contract owners’ equity	(52,216)	12,589	(19,091)	116,301	(603,477)	40,545	19,319	13,055

Contract owners’ equity at beginning of period	109,487	96,898	986,182	869,881	1,501,368	1,460,823	94,404	81,349

Contract owners’ equity at end of period	$57,271	109,487	967,091	986,182	897,891	1,501,368	113,723	94,404

CHANGE IN UNITS:

Beginning units	9,601	8,795	64,903	65,445	78,401	80,366	7,899	7,361

Units purchased	677	1,222	879	1,366	6,592	2,020	694	879

Units surrendered	(5,324)	(416)	(7,149)	(1,908)	(42,445)	(3,985)	(317)	(341)

Ending units	4,954	9,601	58,633	64,903	42,548	78,401	8,276	7,899

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FAMP		FCS		FEIP		FEMS
	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$176,333	162,922	(11,422)	(686)	523,418	537,972	3,168	6,194

Realized gain (loss) on investments	(2,989)	(72,373)	46,566	4,950	671,782	400,969	(46,005)	(1,430)

Change in unrealized gain (loss) on investments	484,919	846,337	349,345	395,274	2,060,281	1,663,782	71,636	20,754

Reinvested capital gains	59,274	95,050	351,946	65,455	2,387,222	1,090,661	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	717,537	1,031,936	736,435	464,993	5,642,703	3,693,384	28,799	25,518

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	220,263	221,768	223,618	176,844	828,842	895,338	10,899	11,657

Transfers between funds	(76,313)	(11,523)	237,283	321,429	(275,453)	37,044	(25,740)	73,258

Surrenders (notes 2, 3, 4, 5 and 6)	(853,310)	(580,808)	(246,593)	(73,859)	(4,004,389)	(3,974,781)	(67,667)	(14,330)

Adjustments to maintain reserves	140	(1)	54	26	1,149	5,529	6	4

Net equity transactions	(709,220)	(370,564)	214,362	424,440	(3,449,851)	(3,036,870)	(82,502)	70,589

Net change in contract owners’ equity	8,317	661,372	950,797	889,433	2,192,852	656,514	(53,703)	96,107

Contract owners’ equity at beginning of period	9,223,106	8,561,734	2,186,392	1,296,959	39,490,772	38,834,258	392,483	296,376

Contract owners’ equity at end of period	$9,231,423	9,223,106	3,137,189	2,186,392	41,683,624	39,490,772	338,780	392,483

CHANGE IN UNITS:

Beginning units	149,629	155,560	123,143	96,917	262,260	291,410	33,462	27,559

Units purchased	5,143	5,572	13,868	30,229	9,131	10,938	1,106	7,790

Units surrendered	(14,978)	(11,503)	(4,116)	(4,003)	(29,118)	(40,088)	(8,148)	(1,887)

Ending units	139,794	149,629	132,895	123,143	242,273	262,260	26,420	33,462

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FF10S		FF20S		FF30S		FGP
	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$10,452	12,157	19,549	20,760	30,305	37,315	(586,635)	(338,712)

Realized gain (loss) on investments	(3,290)	(1,758)	2,269	(1,086)	87,844	35,648	6,309,794	5,254,658

Change in unrealized gain (loss) on investments	10,378	(3,433)	11,585	64,449	29,760	190,350	(2,020,826)	18,737,332

Reinvested capital gains	293	24,433	23,909	5,673	3,957	-	26,144,815	4,306,453

Net increase (decrease) in contract owners’ equity resulting from operations	17,833	31,399	57,312	89,796	151,866	263,313	29,847,148	27,959,731

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	2,496	2,605	26,824	26,903	46,988	38,550	1,441,752	1,516,183

Transfers between funds	(3,834)	(21,609)	(32,095)	3,519	61,884	(54,970)	(171,599)	(345,426)

Surrenders (notes 2, 3, 4, 5 and 6)	(43,517)	(14,211)	(53,795)	(85,401)	(484,134)	(149,128)	(11,173,567)	(7,927,430)

Adjustments to maintain reserves	5	(15)	13	9	29	135	3,113	6,479

Net equity transactions	(44,850)	(33,230)	(59,053)	(54,970)	(375,233)	(165,413)	(9,900,301)	(6,750,194)

Net change in contract owners’ equity	(27,017)	(1,831)	(1,741)	34,826	(223,367)	97,900	19,946,847	21,209,537

Contract owners’ equity at beginning of period	373,167	374,998	821,049	786,223	2,057,872	1,959,972	102,978,805	81,769,268

Contract owners’ equity at end of period	$346,150	373,167	819,308	821,049	1,834,505	2,057,872	122,925,652	102,978,805

CHANGE IN UNITS:

Beginning units	15,529	16,969	29,703	31,792	64,270	69,730	421,913	457,763

Units purchased	231	252	2,590	2,682	4,650	3,408	9,474	22,341

Units surrendered	(2,007)	(1,692)	(4,608)	(4,771)	(16,277)	(8,868)	(67,122)	(58,191)

Ending units	13,753	15,529	27,685	29,703	52,643	64,270	364,265	421,913

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FHIP		FIGBS		FMCS		FNRS2
	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$352,637	316,005	62,297	44,687	(1,145)	1,709	25,115	39,541

Realized gain (loss) on investments	(84,345)	(138,575)	(55,200)	(29,544)	118,225	(36,431)	96,219	84,779

Change in unrealized gain (loss) on investments	246,415	402,748	18,811	104,349	48,291	662,724	(63,475)	(148,985)

Reinvested capital gains	-	-	-	-	827,255	161,522	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	514,707	580,178	25,908	119,492	992,626	789,524	57,859	(24,665)

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	219,806	229,195	24,646	380,770	154,304	130,437	78,465	115,702

Transfers between funds	19,306	82,179	180,120	11,842	(55,539)	(12,851)	(276,749)	(323,248)

Surrenders (notes 2, 3, 4, 5 and 6)	(547,996)	(675,400)	(215,387)	(183,540)	(749,315)	(480,326)	(223,754)	(251,694)

Adjustments to maintain reserves	324	43	24	(2)	91	421	23	-

Net equity transactions	(308,560)	(363,983)	(10,597)	209,070	(650,459)	(362,319)	(422,015)	(459,240)

Net change in contract owners’ equity	206,147	216,195	15,311	328,562	342,167	427,205	(364,156)	(483,905)

Contract owners’ equity at beginning of period	6,283,042	6,066,847	2,054,172	1,725,610	6,135,457	5,708,252	1,823,864	2,307,769

Contract owners’ equity at end of period	$6,489,189	6,283,042	2,069,483	2,054,172	6,477,624	6,135,457	1,459,708	1,823,864

CHANGE IN UNITS:

Beginning units	112,246	118,559	113,764	100,821	76,411	81,364	69,708	88,165

Units purchased	6,412	7,831	17,377	27,015	4,027	3,217	5,220	4,049

Units surrendered	(11,471)	(14,144)	(18,107)	(14,072)	(11,439)	(8,170)	(21,022)	(22,506)

Ending units	107,187	112,246	113,034	113,764	68,999	76,411	53,906	69,708

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FOP		FOS		FRESS		FVSS
	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$47,695	22,192	43,573	18,089	1,046	1,134	3,418	4,919

Realized gain (loss) on investments	147,494	233,320	253,273	49,930	2,496	(18,981)	61,760	38,519

Change in unrealized gain (loss) on investments	(188,230)	395,916	(256,127)	666,594	(1,953)	20,109	(122,818)	96,879

Reinvested capital gains	171,404	9,168	186,359	11,139	-	3,448	143,244	36,714

Net increase (decrease) in contract owners’ equity resulting from operations	178,363	660,596	227,078	745,752	1,589	5,710	85,604	177,031

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	9,515	5,868	166,500	190,524	1,129	4,010	13,167	19,312

Transfers between funds	(43,604)	(27,221)	(554,828)	(23,864)	(12,718)	11,734	(95,575)	(17,083)

Surrenders (notes 2, 3, 4, 5 and 6)	(256,271)	(427,295)	(416,350)	(329,245)	(25,280)	(28,914)	(54,804)	(81,714)

Adjustments to maintain reserves	81	149	62	232	2	(4)	16	31

Net equity transactions	(290,279)	(448,499)	(804,616)	(162,353)	(36,867)	(13,174)	(137,196)	(79,454)

Net change in contract owners’ equity	(111,916)	212,097	(577,538)	583,399	(35,278)	(7,464)	(51,592)	97,577

Contract owners’ equity at beginning of period	3,722,811	3,510,714	4,449,498	3,866,099	65,900	73,364	1,018,629	921,052

Contract owners’ equity at end of period	$3,610,895	3,722,811	3,871,960	4,449,498	30,622	65,900	967,037	1,018,629

CHANGE IN UNITS:

Beginning units	70,708	83,514	292,652	304,601	5,518	6,781	19,075	20,694

Units purchased	523	707	21,704	26,105	362	1,408	673	1,186

Units surrendered	(4,776)	(13,513)	(70,411)	(38,054)	(3,455)	(2,671)	(3,051)	(2,805)

Ending units	66,455	70,708	243,945	292,652	2,425	5,518	16,697	19,075

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FVSS2		FTVDM2		FTVFA2		FTVGI2
	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$193	247	14,988	6,436	3,013	1,803	(2,719)	(3,047)

Realized gain (loss) on investments	4,036	32	(9,035)	(18,872)	(7,670)	(12,648)	(69,107)	(41,014)

Change in unrealized gain (loss) on investments	(7,389)	7,058	19,826	55,053	20,986	32,515	(855)	60,801

Reinvested capital gains	12,063	2,065	3,256	301	-	3,226	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,903	9,402	29,035	42,918	16,329	24,896	(72,681)	16,740

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	804	-	16,450	20,596	8,033	11,347	23,223	30,642

Transfers between funds	23,624	23,821	(1,282)	22,820	(148,842)	(5,148)	(64,939)	(3,982)

Surrenders (notes 2, 3, 4, 5 and 6)	(20,286)	(2,275)	(50,528)	(38,472)	(16,728)	(22,633)	(100,458)	(91,106)

Adjustments to maintain reserves	1	3	6	(91)	3	(3)	4	(26)

Net equity transactions	4,143	21,549	(35,354)	4,853	(157,534)	(16,437)	(142,170)	(64,472)

Net change in contract owners’ equity	13,046	30,951	(6,319)	47,771	(141,205)	8,459	(214,851)	(47,732)

Contract owners’ equity at beginning of period	73,188	42,237	414,228	366,457	194,972	186,513	666,782	714,514

Contract owners’ equity at end of period	$86,234	73,188	407,909	414,228	53,767	194,972	451,931	666,782

CHANGE IN UNITS:

Beginning units	6,311	4,371	33,475	33,268	9,904	10,799	75,192	82,504

Units purchased	2,083	2,158	2,365	4,652	407	642	6,448	7,734

Units surrendered	(1,547)	(218)	(5,111)	(4,445)	(7,787)	(1,537)	(23,945)	(15,046)

Ending units	6,847	6,311	30,729	33,475	2,524	9,904	57,695	75,192

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FTVIS2		FTVRDI		FTVSVI		TIF
	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$64,938	61,408	3,403	4,275	15,237	6,321	875	1,107

Realized gain (loss) on investments	(6,326)	(11,721)	(19,846)	200	(67,730)	(91,762)	169	(115)

Change in unrealized gain (loss) on investments	25,161	(37,538)	33,562	2,549	271,091	240,638	(1,493)	5,975

Reinvested capital gains	5,876	82,272	13,173	38,747	54,402	129,825	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	89,649	94,421	30,292	45,771	273,000	285,022	(449)	6,967

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	49,747	230,011	2,577	1,389	38,795	41,598	-	-

Transfers between funds	4,202	(19,100)	(137,620)	(1,068)	(40,691)	(132,551)	-	-

Surrenders (notes 2, 3, 4, 5 and 6)	(204,359)	(111,877)	(12,683)	(15,495)	(181,057)	(163,461)	(1,149)	(1,309)

Adjustments to maintain reserves	17	10	(1)	8	37	147	(3)	(13)

Net equity transactions	(150,393)	99,044	(147,727)	(15,166)	(182,916)	(254,267)	(1,152)	(1,322)

Net change in contract owners’ equity	(60,744)	193,465	(117,435)	30,605	90,084	30,755	(1,601)	5,645

Contract owners’ equity at beginning of period	1,346,046	1,152,581	408,811	378,206	2,469,875	2,439,120	40,047	34,402

Contract owners’ equity at end of period	$1,285,302	1,346,046	291,376	408,811	2,559,959	2,469,875	38,446	40,047

CHANGE IN UNITS:

Beginning units	54,887	50,795	5,738	5,966	37,212	41,345	1,316	1,363

Units purchased	3,505	10,545	51	38	1,236	1,421	-	-

Units surrendered	(9,233)	(6,453)	(2,106)	(266)	(3,859)	(5,554)	(37)	(47)

Ending units	49,159	54,887	3,683	5,738	34,589	37,212	1,279	1,316

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	TIF2		GVGMNS		GVMSAS		RVARS
	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$9,964	13,318	645	208	976	2,337	1,836	1,261

Realized gain (loss) on investments	(3,176)	(8,104)	(30)	(121)	(89)	(360)	(442)	49

Change in unrealized gain (loss) on investments	(13,240)	81,600	1,581	2,283	195	723	(2,950)	763

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,452)	86,814	2,196	2,370	1,082	2,700	(1,556)	2,073

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	15,577	21,795	461	-	113	-	422	1,265

Transfers between funds	10,439	(3,848)	4,813	-	-	-	4,065	(7,937)

Surrenders (notes 2, 3, 4, 5 and 6)	(36,197)	(44,376)	(995)	(598)	2,299	(2,986)	(8,912)	(2,705)

Adjustments to maintain reserves	4	(5)	2	-	-	(6)	1	(4)

Net equity transactions	(10,177)	(26,434)	4,281	(598)	2,412	(2,992)	(4,424)	(9,381)

Net change in contract owners’ equity	(16,629)	60,380	6,477	1,772	3,494	(292)	(5,980)	(7,308)

Contract owners’ equity at beginning of period	497,032	436,652	17,863	16,091	39,633	39,925	45,239	52,547

Contract owners’ equity at end of period	$480,403	497,032	24,340	17,863	43,127	39,633	39,259	45,239

CHANGE IN UNITS:

Beginning units	46,370	48,983	1,157	1,198	3,504	3,785	3,734	4,494

Units purchased	3,096	3,328	320	-	288	-	364	354

Units surrendered	(4,047)	(5,941)	(60)	(41)	(82)	(281)	(717)	(1,114)

Ending units	45,419	46,370	1,417	1,157	3,710	3,504	3,381	3,734

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	ACEG		AVMCCI		IVBRA1		IVCPBI
	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$(993)	(509)	(67)	(77)	3,978	(643)	95,977	62,440

Realized gain (loss) on investments	(5,746)	(13,326)	3,736	(623)	(13,876)	(39,180)	(24,304)	(8,359)

Change in unrealized gain (loss) on investments	100,784	69,365	(1,311)	4,385	12,842	52,101	4,658	108,535

Reinvested capital gains	-	3,816	474	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	94,045	59,346	2,832	3,685	2,944	12,278	76,331	162,616

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	3,150	995	830	548	2,802	3,898	133,911	136,452

Transfers between funds	201,056	54,473	(1,639)	625	(25,809)	-	61,737	312,558

Surrenders (notes 2, 3, 4, 5 and 6)	(30,690)	(21,701)	(14,224)	(413)	(35,854)	(167,655)	(988,621)	(209,176)

Adjustments to maintain reserves	3	(27)	2	2	-	2	(87)	11

Net equity transactions	173,519	33,740	(15,031)	762	(58,861)	(163,755)	(793,060)	239,845

Net change in contract owners’ equity	267,564	93,086	(12,199)	4,447	(55,917)	(151,477)	(716,729)	402,461

Contract owners’ equity at beginning of period	244,277	151,191	32,263	27,816	115,414	266,891	3,184,374	2,781,913

Contract owners’ equity at end of period	$511,841	244,277	20,064	32,263	59,497	115,414	2,467,645	3,184,374

CHANGE IN UNITS:

Beginning units	6,154	5,333	1,384	1,359	8,383	20,562	318,304	293,436

Units purchased	4,057	1,542	33	44	308	315	29,287	54,727

Units surrendered	(699)	(721)	(674)	(19)	(4,511)	(12,494)	(107,584)	(29,859)

Ending units	9,512	6,154	743	1,384	4,180	8,383	240,007	318,304

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	IVKEI1		OVAG		OVGS		OVIG
	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$66,050	-	(11,912)	(10,417)	(117,164)	(52,983)	475	113

Realized gain (loss) on investments	9,701	-	(416,039)	(78,216)	(1,919)	(277,147)	(22,796)	(15,875)

Change in unrealized gain (loss) on investments	58,691	-	839,207	306,556	2,093,124	3,784,070	(8,159)	54,616

Reinvested capital gains	176,035	-	-	-	1,353,197	2,299,196	18,856	-

Net increase (decrease) in contract owners’ equity resulting from operations	310,477		- 411,256	217,923	3,327,238	5,753,136	(11,624)	38,854

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	97,685	-	41,978	36,648	359,333	359,379	344	1,040

Transfers between funds	4,474,888	-	(56,538)	239,338	(256,106)	(152,724)	11,160	82,976

Surrenders (notes 2, 3, 4, 5 and 6)	(285,643)	-	(620,237)	(309,316)	(2,232,166)	(1,582,974)	(20,725)	(19,155)

Adjustments to maintain reserves	(348)	-	37	483	878	703	3	-

Net equity transactions	4,286,582	-	(634,760)	(32,847)	(2,128,061)	(1,375,616)	(9,218)	64,861

Net change in contract owners’ equity	4,597,059	-	(223,504)	185,076	1,199,177	4,377,520	(20,842)	103,715

Contract owners’ equity at beginning of period	-	-	1,948,465	1,763,389	21,957,586	17,580,066	286,157	182,442

Contract owners’ equity at end of period	$4,597,059	-	1,724,961	1,948,465	23,156,763	21,957,586	265,315	286,157

CHANGE IN UNITS:

Beginning units	-	-	90,772	94,976	177,312	191,067	21,083	16,193

Units purchased	465,427	-	3,119	17,206	4,559	5,644	1,450	6,493

Units surrendered	(35,772)	-	(31,268)	(21,410)	(19,297)	(19,399)	(2,553)	(1,603)

Ending units	429,655	-	62,623	90,772	162,574	177,312	19,980	21,083

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	OVSB		OVSC		WRASP		WRHIP
	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$4,936	(710)	(5,478)	6,805	11,585	13,848	31,623	28,777

Realized gain (loss) on investments	(2,221)	(1,973)	26,132	2,117	4,964	(14,229)	(1,991)	(9,503)

Change in unrealized gain (loss) on investments	2,255	15,584	62,744	151,924	56,897	111,253	(264)	34,807

Reinvested capital gains	-	-	41,153	-	32,979	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,970	12,901	124,551	160,846	106,425	110,872	29,368	54,081

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	6,964	7,843	20,742	22,836	32,258	29,050	4,251	4,832

Transfers between funds	13,781	18,309	17,473	99,009	(394)	(21,044)	4,977	(3,787)

Surrenders (notes 2, 3, 4, 5 and 6)	(11,807)	(8,645)	(163,081)	(52,708)	(183,373)	(90,431)	(11,327)	(46,512)

Adjustments to maintain reserves	3	(14)	16	39	15	11	8	1

Net equity transactions	8,941	17,493	(124,850)	69,176	(151,494)	(82,414)	(2,091)	(45,466)

Net change in contract owners’ equity	13,911	30,394	(299)	230,022	(45,069)	28,458	27,277	8,615

Contract owners’ equity at beginning of period	173,050	142,656	1,150,492	920,470	909,526	881,068	522,069	513,454

Contract owners’ equity at end of period	$186,961	173,050	1,150,193	1,150,492	864,457	909,526	549,346	522,069

CHANGE IN UNITS:

Beginning units	15,420	13,793	15,283	14,367	38,833	42,649	31,967	34,958

Units purchased	2,304	2,589	599	1,968	2,119	2,119	1,240	997

Units surrendered	(1,513)	(962)	(2,263)	(1,052)	(7,980)	(5,935)	(1,381)	(3,988)

Ending units	16,211	15,420	13,619	15,283	32,972	38,833	31,826	31,967

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	WRMCG		JABS		JACAS		JAEI
	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$(2,577)	(3,311)	33,600	26,391	(25,338)	(15,608)	1,077	(1,243)

Realized gain (loss) on investments	(123,589)	(95,114)	32,621	15,524	122,941	(10,746)	8,817	(1,896)

Change in unrealized gain (loss) on investments	125,643	123,499	275,482	236,405	936,865	1,516,723	34,971	29,114

Reinvested capital gains	14,234	74,193	-	-	377,159	-	17,984	26,811

Net increase (decrease) in contract owners’ equity resulting from operations	13,711	99,267	341,703	278,320	1,411,627	1,490,369	62,849	52,786

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	6,076	53,072	29,817	25,912	81,800	59,694	18,061	6,222

Transfers between funds	(193,502)	(87,404)	400,662	4,671	(26,643)	435,530	(68,933)	122,640

Surrenders (notes 2, 3, 4, 5 and 6)	(37,770)	(84,523)	(123,702)	(125,382)	(442,475)	(546,263)	(82,556)	(27,960)

Adjustments to maintain reserves	3	25	31	(42)	94	100	7	10

Net equity transactions	(225,193)	(118,830)	306,808	(94,841)	(387,224)	(50,939)	(133,421)	100,912

Net change in contract owners’ equity	(211,482)	(19,563)	648,511	183,479	1,024,403	1,439,430	(70,572)	153,698

Contract owners’ equity at beginning of period	583,962	603,525	2,142,063	1,958,584	5,219,149	3,779,719	427,959	274,261

Contract owners’ equity at end of period	$372,480	583,962	2,790,574	2,142,063	6,243,552	5,219,149	357,387	427,959

CHANGE IN UNITS:

Beginning units	17,374	21,355	45,927	48,097	100,822	102,640	20,372	15,340

Units purchased	350	858	9,024	782	2,706	11,101	684	6,627

Units surrendered	(6,815)	(4,839)	(2,744)	(2,952)	(8,950)	(12,919)	(6,263)	(1,595)

Ending units	10,909	17,374	52,207	45,927	94,578	100,822	14,793	20,372

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	JAGTS		JAIGS		JAWGS		LACB2
	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$(33,154)	(23,441)	18,394	21,744	(80)	-	49,534	-

Realized gain (loss) on investments	202,930	(68,911)	143,053	107,055	2,513	-	30,835	-

Change in unrealized gain (loss) on investments	1,743,643	2,121,736	(49,527)	97,747	-	-	326,513	-

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,913,419	2,029,384	111,920	226,546	2,433	-	406,882	-

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	81,390	52,925	56,577	68,817	197	-	72,338	-

Transfers between funds	272,786	741,263	(1,687)	(35,869)	(2,576)	-	5,036,029	-

Surrenders (notes 2, 3, 4, 5 and 6)	(1,210,438)	(53,687)	(314,522)	(167,927)	(53)	-	(518,484)	-

Adjustments to maintain reserves	137	(951)	33	221	(1)	-	(162)	-

Net equity transactions	(856,125)	739,550	(259,599)	(134,758)	(2,433)	-	4,589,721	-

Net change in contract owners’ equity	1,057,294	2,768,934	(147,679)	91,788	-	-	4,996,603	-

Contract owners’ equity at beginning of period	6,323,475	3,554,541	2,384,720	2,292,932	-	-	-	-

Contract owners’ equity at end of period	$7,380,769	6,323,475	2,237,041	2,384,720	-	-	4,996,603	-

CHANGE IN UNITS:

Beginning units	169,220	147,790	114,740	121,359	-	-	-	-

Units purchased	9,743	57,396	6,367	9,576	19	-	500,120	-

Units surrendered	(27,908)	(35,966)	(18,778)	(16,195)	(19)	-	(38,445)	-

Ending units	151,055	169,220	102,329	114,740	-	-	461,675	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	LACCA2		LACDV2		LACI2		LACIPS
	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$(418)	-	8,660	-	1,902	-	21,029	-

Realized gain (loss) on investments	(38)	-	(83,791)	-	(335)	-	2,026,209	-

Change in unrealized gain (loss) on investments	13,080	-	74,042	-	(1,783)	-	(2,024,609)	-

Reinvested capital gains	3,195	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,819	-	(1,089)	-	(216)	-	22,629	-

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	-	-	88,479	-	1,846	-	18,878	-

Transfers between funds	106,177	-	1,518,781	-	581,097	-	714,985	-

Surrenders (notes 2, 3, 4, 5 and 6)	(681)	-	(174,983)	-	(221,429)	-	(47,267)	-

Adjustments to maintain reserves	130	-	94,188	-	123	-	9	-

Net equity transactions	105,626	-	1,526,465	-	361,637	-	686,605	-

Net change in contract owners’ equity	121,445	-	1,525,376	-	361,421	-	709,234	-

Contract owners’ equity at beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity at end of period	$121,445	-	1,525,376	-	361,421	-	709,234	-

CHANGE IN UNITS:

Beginning units	-	-	-	-	-	-	-	-

Units purchased	10,618	-	154,608	-	56,953	-	74,360	-

Units surrendered	(64)	-	(11,032)	-	(20,848)	-	(5,471)	-

Ending units	10,554	-	143,576	-	36,105	-	68,889	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	LACMV2		LACU2		LOVTRC		MMCGSC
	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$22,219	-	(157)	-	7,492	6,727	(86)	-

Realized gain (loss) on investments	12,128	-	173	-	(1,385)	(1,072)	40	-

Change in unrealized gain (loss) on investments	30,403	-	5,140	-	(2,346)	4,171	2,071	-

Reinvested capital gains	23,239	-	375	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	87,989	-	5,531	-	3,761	9,826	2,025	-

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	16,240	-	5	-	4,196	4,375	-	-

Transfers between funds	1,284,204	-	29,720	-	1,020	-	107,136	-

Surrenders (notes 2, 3, 4, 5 and 6)	(148,263)	-	(1,359)	-	(9,055)	(7,382)	(633)	-

Adjustments to maintain reserves	22	-	(7)	-	3	(4)	(1)	-

Net equity transactions	1,152,203	-	28,359	-	(3,836)	(3,011)	106,502	-

Net change in contract owners’ equity	1,240,192	-	33,890	-	(75)	6,815	108,527	-

Contract owners’ equity at beginning of period	-	-	-	-	178,619	171,804	-	-

Contract owners’ equity at end of period	$1,240,192	-	33,890	-	178,544	178,619	108,527	-

CHANGE IN UNITS:

Beginning units	-	-	-	-	16,914	17,212	-	-

Units purchased	131,530	-	2,972	-	495	434	8,472	-

Units surrendered	(15,061)	-	(120)	-	(861)	(732)	(47)	-

Ending units	116,469	-	2,852	-	16,548	16,914	8,425	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	MNDIC		MV2IGI		MV3MVI		MVFIC
	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$(2,019)	(2,361)	556	267	2,047	4,949	40,977	41,243

Realized gain (loss) on investments	(54,100)	(199,344)	1,267	(1,409)	(5,666)	(25,052)	69,412	8,759

Change in unrealized gain (loss) on investments	80,122	252,309	23,211	30,170	26,353	51,930	5,663	(39,638)

Reinvested capital gains	-	-	37,789	18,759	12,089	13,338	259,027	235,627

Net increase (decrease) in contract owners’ equity resulting from operations	24,003	50,604	62,823	47,787	34,823	45,165	375,079	245,991

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	8,705	54,025	4,232	4,309	2,101	1,581	38,885	30,362

Transfers between funds	(19,516)	(64,513)	(8,289)	206,282	(22,382)	(171,260)	(196,801)	1,039

Surrenders (notes 2, 3, 4, 5 and 6)	(43,810)	(80,397)	(16,357)	(9,537)	(16,265)	(15,181)	(227,075)	(166,689)

Adjustments to maintain reserves	7	5	(1,284)	15	4	3	48	41

Net equity transactions	(54,614)	(90,880)	(21,698)	201,069	(36,542)	(184,857)	(384,943)	(135,247)

Net change in contract owners’ equity	(30,611)	(40,276)	41,125	248,856	(1,719)	(139,692)	(9,864)	110,744

Contract owners’ equity at beginning of period	393,638	433,914	398,757	149,901	323,821	463,513	3,571,746	3,461,002

Contract owners’ equity at end of period	$363,027	393,638	439,882	398,757	322,102	323,821	3,561,882	3,571,746

CHANGE IN UNITS:

Beginning units	13,634	17,106	13,890	6,602	17,776	28,539	59,922	62,409

Units purchased	512	1,953	193	7,844	57	113	1,761	983

Units surrendered	(2,304)	(5,425)	(889)	(556)	(2,210)	(10,876)	(7,725)	(3,470)

Ending units	11,842	13,634	13,194	13,890	15,623	17,776	53,958	59,922

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	MVIGIC		MSEM		DTRTFB		EIF
	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$499	1,464	38,780	28,389	17,940	3,021	16,678	18,982

Realized gain (loss) on investments	3,022	398	(12,014)	(20,825)	(3,580)	(430)	42,238	18,875

Change in unrealized gain (loss) on investments	2,818	21,204	12,897	30,532	(9,892)	1,777	13,985	2,174

Reinvested capital gains	377	7,613	-	-	-	-	52,220	108,669

Net increase (decrease) in contract owners’ equity resulting from operations	6,716	30,679	39,663	38,096	4,468	4,368	125,121	148,700

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	2,637	2,236	17,602	17,515	19,669	14,424	15,529	21,515

Transfers between funds	(138,695)	9,809	3,940	(18,479)	102,952	31,728	(176,151)	(11,337)

Surrenders (notes 2, 3, 4, 5 and 6)	(8,346)	(4,030)	(27,338)	(28,727)	(19,191)	(1,795)	(45,746)	(87,950)

Adjustments to maintain reserves	1	-	5	(5)	3	(45)	21	(2)

Net equity transactions	(144,403)	8,015	(5,791)	(29,696)	103,433	44,312	(206,347)	(77,774)

Net change in contract owners’ equity	(137,687)	38,694	33,872	8,400	107,901	48,680	(81,226)	70,926

Contract owners’ equity at beginning of period	256,798	218,104	372,903	364,503	110,012	61,332	1,401,872	1,330,946

Contract owners’ equity at end of period	$119,111	256,798	406,775	372,903	217,913	110,012	1,320,646	1,401,872

CHANGE IN UNITS:

Beginning units	19,422	18,826	10,854	11,765	11,009	6,453	26,373	27,937

Units purchased	192	1,026	1,314	1,076	10,746	4,747	521	541

Units surrendered	(11,304)	(430)	(1,484)	(1,987)	(514)	(191)	(3,926)	(2,105)

Ending units	8,310	19,422	10,684	10,854	21,241	11,009	22,968	26,373

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	GBF		GEM		GIG		GVAAA2
	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$102,170	75,620	8,123	11,294	81,998	70,873	(19,854)	(17,254)

Realized gain (loss) on investments	(83,752)	(82,356)	(6,237)	10,620	21,496	(39,572)	47,129	20,862

Change in unrealized gain (loss) on investments	(1,307)	149,506	50,125	10,728	221,696	562,839	379,656	74,410

Reinvested capital gains	-	-	-	-	-	-	141,440	354,366

Net increase (decrease) in contract owners’ equity resulting from operations	17,111	142,770	52,011	32,642	325,190	594,140	548,371	432,384

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	130,146	135,862	71,175	39,748	89,260	86,123	91,891	74,460

Transfers between funds	58,885	66,644	(9,681)	(9,966)	586,855	58,317	81,096	8,322

Surrenders (notes 2, 3, 4, 5 and 6)	(342,154)	(409,877)	(95,462)	(70,051)	(295,731)	(450,787)	(317,239)	(255,932)

Adjustments to maintain reserves	49	1	12	34	49	295	68	(335)

Net equity transactions	(153,074)	(207,370)	(33,956)	(40,235)	380,433	(306,052)	(144,184)	(173,485)

Net change in contract owners’ equity	(135,963)	(64,600)	18,055	(7,593)	705,623	288,088	404,187	258,899

Contract owners’ equity at beginning of period	3,438,805	3,503,405	895,943	903,536	3,264,536	2,976,448	3,624,043	3,365,144

Contract owners’ equity at end of period	$3,302,842	3,438,805	913,998	895,943	3,970,159	3,264,536	4,028,230	3,624,043

CHANGE IN UNITS:

Beginning units	97,032	105,495	36,331	37,980	135,682	150,100	130,683	137,274

Units purchased	7,450	8,605	3,968	2,731	29,787	9,017	9,231	4,120

Units surrendered	(11,518)	(17,068)	(5,236)	(4,380)	(16,437)	(23,435)	(14,004)	(10,711)

Ending units	92,964	97,032	35,063	36,331	149,032	135,682	125,910	130,683

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	GVABD2		GVAGG2		GVAGI2		GVAGR2
	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$(1,495)	(1,491)	(12,823)	(11,030)	(5,062)	(3,816)	(17,219)	(13,885)

Realized gain (loss) on investments	(1,920)	(1,594)	56,564	27,964	16,833	27,138	138,137	64,856

Change in unrealized gain (loss) on investments	4,189	14,671	115,042	193,806	152,725	86,739	731,988	535,545

Reinvested capital gains	-	-	152,274	239,077	58,279	79,691	135,782	343,722

Net increase (decrease) in contract owners’ equity resulting from operations	774	11,586	311,057	449,817	222,775	189,752	988,688	930,238

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	5,370	6,623	40,889	33,103	10,719	12,572	198,575	42,712

Transfers between funds	19,154	24,195	7,657	(10,938)	63,162	(46,824)	(64,341)	71,162

Surrenders (notes 2, 3, 4, 5 and 6)	(46,666)	(12,148)	(180,340)	(126,959)	(63,771)	(46,071)	(435,709)	(230,836)

Adjustments to maintain reserves	4	-	37	19	20	6	67	208

Net equity transactions	(22,138)	18,670	(131,757)	(104,775)	10,130	(80,317)	(301,408)	(116,754)

Net change in contract owners’ equity	(21,364)	30,256	179,300	345,042	232,905	109,435	687,280	813,484

Contract owners’ equity at beginning of period	312,613	282,357	2,484,675	2,139,633	967,078	857,643	3,428,486	2,615,002

Contract owners’ equity at end of period	$291,249	312,613	2,663,975	2,484,675	1,199,983	967,078	4,115,766	3,428,486

CHANGE IN UNITS:

Beginning units	22,957	21,663	65,934	69,078	28,489	31,625	65,678	69,184

Units purchased	2,502	2,916	3,267	3,247	2,416	3,937	2,251	5,893

Units surrendered	(4,159)	(1,622)	(6,321)	(6,391)	(2,230)	(7,073)	(7,483)	(9,399)

Ending units	21,300	22,957	62,880	65,934	28,675	28,489	60,446	65,678

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	GVDMA		GVDMC		GVEX1		GVIDA
	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$(23,137)	(22,404)	(2,805)	(2,742)	43,127	47,142	(12,163)	(10,596)

Realized gain (loss) on investments	(125,303)	(437,206)	(9,673)	(23,845)	(310,955)	(2,404,180)	(10,994)	(42,411)

Change in unrealized gain (loss) on investments	652,041	1,160,151	34,343	66,596	1,961,267	3,763,692	274,713	372,350

Reinvested capital gains	-	51,917	-	-	5,788	7,584	-	22,351

Net increase (decrease) in contract owners’ equity resulting from operations	503,601	752,458	21,865	40,009	1,699,227	1,414,238	251,556	341,694

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	140,808	137,047	44,797	35,214	314,493	180,488	57,110	56,464

Transfers between funds	(1,270)	(15,308)	(15,469)	(13,782)	822,250	101,211	1,715	(4,361)

Surrenders (notes 2, 3, 4, 5 and 6)	(395,430)	(651,030)	(59,844)	(58,096)	(581,770)	(1,111,049)	(118,320)	(154,580)

Adjustments to maintain reserves	(21)	9	9	(6)	144	95	38	36

Net equity transactions	(255,913)	(529,282)	(30,507)	(36,670)	555,117	(829,255)	(59,457)	(102,441)

Net change in contract owners’ equity	247,688	223,176	(8,642)	3,339	2,254,344	584,983	192,099	239,253

Contract owners’ equity at beginning of period	4,833,854	4,610,678	408,225	404,886	6,516,094	5,931,111	2,120,001	1,880,748

Contract owners’ equity at end of period	$5,081,542	4,833,854	399,583	408,225	8,770,438	6,516,094	2,312,100	2,120,001

CHANGE IN UNITS:

Beginning units	139,628	156,528	17,949	19,642	203,180	227,635	56,946	60,046

Units purchased	4,944	6,426	2,360	2,156	38,353	12,940	1,972	2,180

Units surrendered	(12,274)	(23,326)	(3,652)	(3,849)	(18,240)	(37,395)	(3,517)	(5,280)

Ending units	132,298	139,628	16,657	17,949	223,293	203,180	55,401	56,946

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	GVIDC		GVIDM		GVIX2		HIBF
	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$(678)	(789)	(6,972)	(7,219)	25,015	13,535	37,423	41,330

Realized gain (loss) on investments	(1,124)	(2,580)	(132,397)	(223,754)	3,881	(1,220)	(20,358)	(10,666)

Change in unrealized gain (loss) on investments	6,517	15,030	291,876	485,527	(10,295)	101,556	25,543	56,966

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,715	11,661	152,507	254,554	18,601	113,871	42,608	87,630

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	1,908	2,850	56,629	49,001	16,833	16,240	19,743	24,831

Transfers between funds	(29)	(28)	(42,875)	-	36,830	43,773	(54,399)	50,799

Surrenders (notes 2, 3, 4, 5 and 6)	(17,347)	(28,831)	(312,537)	(412,362)	(13,927)	(61,375)	(110,862)	(96,220)

Adjustments to maintain reserves	4	4	17	(6)	12	7	7	-

Net equity transactions	(15,464)	(26,005)	(298,766)	(363,367)	39,748	(1,355)	(145,511)	(20,590)

Net change in contract owners’ equity	(10,749)	(14,344)	(146,259)	(108,813)	58,349	112,516	(102,903)	67,040

Contract owners’ equity at beginning of period	155,138	169,482	1,880,269	1,989,082	797,502	684,986	771,334	704,294

Contract owners’ equity at end of period	$144,389	155,138	1,734,010	1,880,269	855,851	797,502	668,431	771,334

CHANGE IN UNITS:

Beginning units	8,378	9,777	63,977	76,970	58,189	58,339	25,816	26,586

Units purchased	249	161	1,672	1,649	3,901	4,770	1,101	3,176

Units surrendered	(1,166)	(1,560)	(11,419)	(14,642)	(1,072)	(4,920)	(5,856)	(3,946)

Ending units	7,461	8,378	54,230	63,977	61,018	58,189	21,061	25,816

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	IDPG		IDPGI		MCIF		MSBF
	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$-	-	(1)	-	31,852	36,084	52,016	42,771

Realized gain (loss) on investments	-	(33)	-	(1)	(96,084)	(223,602)	(9,593)	(34,049)

Change in unrealized gain (loss) on investments	-	47	12	15	476,753	671,382	21,210	9,774

Reinvested capital gains	-	-	-	-	264,210	261,725	-	44,886

Net increase (decrease) in contract owners’ equity resulting from operations	-	14	11	14	676,731	745,589	63,633	63,382

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	-	2	56	113	138,011	60,303	13,482	12,551

Transfers between funds	-	-	-	-	81,222	27,271	381,983	11,333

Surrenders (notes 2, 3, 4, 5 and 6)	-	(202)	(11)	(7)	(423,457)	(685,446)	(112,757)	(347,476)

Adjustments to maintain reserves	-	(9)	1	(4)	88	116	10	42

Net equity transactions	-	(209)	46	102	(204,136)	(597,756)	282,718	(323,550)

Net change in contract owners’ equity	-	(195)	57	116	472,595	147,833	346,351	(260,168)

Contract owners’ equity at beginning of period	-	195	174	58	5,310,613	5,162,780	532,772	792,940

Contract owners’ equity at end of period	$-	-	231	174	5,783,208	5,310,613	879,123	532,772

CHANGE IN UNITS:

Beginning units	-	15	13	5	84,905	95,366	19,733	31,844

Units purchased	-	-	4	9	4,508	3,742	16,405	1,475

Units surrendered	-	(15)	-	(1)	(7,684)	(14,203)	(6,144)	(13,586)

Ending units	-	-	17	13	81,729	84,905	29,994	19,733

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NCPG		NCPGI		NVAMV1		NVAMVX

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$(357)	(313)	(45)	(44)	67,589	68,411	36,347	32,327
Realized gain (loss) on investments	269	21	91	(36)	125,707	79,373	86,210	154,125

Change in unrealized gain (loss) on investments	7,235	6,476	694	1,112	180,114	(6,679)	41,391	(130,106)
Reinvested capital gains	-	1,058	-	-	385,091	302,647	177,982	155,639

Net increase (decrease) in contract owners’ equity resulting from operations	7,147	7,242	740	1,032	758,501	443,752	341,930	211,985

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	33	56	24	24	-	68	144,393	170,251
Transfers between funds	-	-	-	-	(97,935)	(77,776)	(7,056)	26,654
Surrenders (notes 2, 3, 4, 5 and 6)	(1,565)	(1,479)	(973)	(961)	(821,461)	(589,803)	(319,072)	(739,816)
Adjustments to maintain reserves	(1)	(7)	(1)	1	88	964	40	59

Net equity transactions	(1,533)	(1,430)	(950)	(936)	(919,308)	(666,547)	(181,695)	(542,852)

Net change in contract owners’ equity	5,614	5,812	(210)	96	(160,807)	(222,795)	160,235	(330,867)

Contract owners’ equity at beginning of period	66,797	60,985	9,108	9,012	5,601,192	5,823,987	2,462,708	2,793,575

Contract owners’ equity at end of period	$72,411	66,797	8,898	9,108	5,440,385	5,601,192	2,622,943	2,462,708

CHANGE IN UNITS:
Beginning units	4,529	4,633	671	745	115,786	130,231	145,220	178,719
Units purchased	2	4	2	2	-	-	16,752	18,768
Units surrendered	(99)	(108)	(67)	(76)	(17,714)	(14,445)	(27,370)	(52,267)

Ending units	4,432	4,529	606	671	98,072	115,786	134,602	145,220

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVBX		NVCBD1		NVCCA1		NVCCN1

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$3,605	3,311	14,810	8,885	(3,141)	(3,307)	(201)	(309)
Realized gain (loss) on investments	(2,893)	(13,442)	(4,654)	(33,713)	53,386	(20,345)	(1,493)	(533)

Change in unrealized gain (loss) on investments	(345)	15,799	(2,510)	42,333	10,697	69,393	3,275	4,446
Reinvested capital gains	-	-	-	-	4,821	46,491	-	1,242

Net increase (decrease) in contract owners’ equity resulting from operations	367	5,668	7,646	17,505	65,763	92,232	1,581	4,846

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	35,150	25,766	104,023	3,760	9,591	15,487	4,428	4,533
Transfers between funds	19,682	14,094	67,324	(45,565)	(142,679)	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(55,342)	(3,751)	(19,496)	(69,775)	(298,217)	(109,786)	(32,915)	(4,345)
Adjustments to maintain reserves	-	(3)	7	8	9	(155)	1	(139)

Net equity transactions	(510)	36,106	151,858	(111,572)	(431,296)	(94,454)	(28,486)	49

Net change in contract owners’ equity	(143)	41,774	159,504	(94,067)	(365,533)	(2,222)	(26,905)	4,895

Contract owners’ equity at beginning of period	162,927	121,153	363,036	457,103	666,683	668,905	62,605	57,710

Contract owners’ equity at end of period	$162,784	162,927	522,540	363,036	301,150	666,683	35,700	62,605

CHANGE IN UNITS:
Beginning units	15,272	11,882	25,626	34,097	29,239	34,005	4,008	4,008
Units purchased	3,935	3,903	12,300	2,157	816	786	499	527
Units surrendered	(4,028)	(513)	(1,763)	(10,628)	(18,220)	(5,552)	(2,324)	(527)

Ending units	15,179	15,272	36,163	25,626	11,835	29,239	2,183	4,008

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVCMA1		NVCMC1		NVCMD1		NVCRA1

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$(3,278)	(3,423)	(697)	(584)	(4,818)	(4,404)	(2,353)	(2,198)
Realized gain (loss) on investments	18,854	1,577	1,425	(345)	5,544	(5,376)	9,563	6,979

Change in unrealized gain (loss) on investments	48,467	62,221	9,530	6,987	90,045	77,294	48,702	41,564
Reinvested capital gains	9,526	37,852	186	7,101	13,999	60,826	4,481	25,228

Net increase (decrease) in contract owners’ equity resulting from operations	73,569	98,227	10,444	13,159	104,770	128,340	60,393	71,573

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	22,986	24,201	6,352	6,065	36,111	30,565	12,180	18,884
Transfers between funds	(2,842)	2,039	-	37,127	(18,160)	15,748	5,187	-
Surrenders (notes 2, 3, 4, 5 and 6)	(129,067)	(168,057)	(17,464)	(11,321)	(79,940)	(83,374)	(40,501)	(49,321)
Adjustments to maintain reserves	8	(4)	2	(7)	16	(9)	4	(142)

Net equity transactions	(108,915)	(141,821)	(11,110)	31,864	(61,973)	(37,070)	(23,130)	(30,579)

Net change in contract owners’ equity	(35,346)	(43,594)	(666)	45,023	42,797	91,270	37,263	40,994

Contract owners’ equity at beginning of period	600,068	643,662	146,736	101,713	999,176	907,906	421,550	380,556

Contract owners’ equity at end of period	$564,722	600,068	146,070	146,736	1,041,973	999,176	458,813	421,550

CHANGE IN UNITS:
Beginning units	24,989	31,429	7,891	6,090	46,313	48,193	16,704	17,943
Units purchased	1,541	1,656	464	2,597	3,139	2,863	721	1,034
Units surrendered	(5,712)	(8,096)	(1,055)	(796)	(5,893)	(4,743)	(1,627)	(2,273)

Ending units	20,818	24,989	7,300	7,891	43,559	46,313	15,798	16,704

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVCRB1		NVDBL2		NVDCA2		NVDCAP

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$(2,043)	(1,967)	(488)	(481)	(555)	(530)	(736)	(690)
Realized gain (loss) on investments	4,743	509	1,515	(2,142)	(4,039)	(7,702)	(2,888)	(10,615)

Change in unrealized gain (loss) on investments	27,779	28,908	5,236	13,010	12,914	20,858	17,250	31,706
Reinvested capital gains	3,203	19,271	-	-	-	82	-	126

Net increase (decrease) in contract owners’ equity resulting from operations	33,682	46,721	6,263	10,387	8,320	12,708	13,626	20,527

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	5,675	5,408	1,611	1,733	-	-	4,223	4,206
Transfers between funds	4,916	65	236	(9)	-	-	(3,388)	(3,233)
Surrenders (notes 2, 3, 4, 5 and 6)	(46,334)	(36,138)	(10,599)	(6,594)	(9,646)	(11,848)	(7,756)	(21,162)
Adjustments to maintain reserves	5	(1)	3	11	3	22	1	2

Net equity transactions	(35,738)	(30,666)	(8,749)	(4,859)	(9,643)	(11,826)	(6,920)	(20,187)

Net change in contract owners’ equity	(2,056)	16,055	(2,486)	5,528	(1,323)	882	6,706	340

Contract owners’ equity at beginning of period	398,632	382,577	91,604	86,076	88,175	87,293	138,219	137,879

Contract owners’ equity at end of period	$396,576	398,632	89,118	91,604	86,852	88,175	144,925	138,219

CHANGE IN UNITS:
Beginning units	20,131	21,799	4,026	4,252	3,046	3,484	12,010	13,893
Units purchased	552	340	101	97	-	-	460	524
Units surrendered	(2,275)	(2,008)	(478)	(323)	(310)	(438)	(1,033)	(2,407)

Ending units	18,408	20,131	3,649	4,026	2,736	3,046	11,437	12,010

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVFIII		NVGEII		NVIDMP		NVIX

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$260	155	970	570	(2,910)	(2,641)	22,074	11,369
Realized gain (loss) on investments	55	16	1,444	(58)	(28,097)	(41,085)	6,117	(952)

Change in unrealized gain (loss) on investments	(181)	159	6,678	6,449	73,919	106,873	(13,005)	74,944
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	134	330	9,092	6,961	42,912	63,147	15,186	85,361

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	1,153	1,303	233	170	101,136	102,764	123,304	22,165
Transfers between funds	9,437	-	51,941	30,629	1,161	17	(19,488)	(7,760)
Surrenders (notes 2, 3, 4, 5 and 6)	(6,738)	(586)	(3,140)	(1,045)	(115,556)	(109,965)	(12,440)	(5,912)
Adjustments to maintain reserves	1	(4)	1	(5)	7	4	9	1

Net equity transactions	3,853	713	49,035	29,749	(13,252)	(7,180)	91,385	8,494

Net change in contract owners’ equity	3,987	1,043	58,127	36,710	29,660	55,967	106,571	93,855

Contract owners’ equity at beginning of period	7,533	6,490	53,013	16,303	505,035	449,068	590,943	497,088

Contract owners’ equity at end of period	$11,520	7,533	111,140	53,013	534,695	505,035	697,514	590,943

CHANGE IN UNITS:
Beginning units	766	691	3,513	1,295	45,209	45,961	42,850	42,169
Units purchased	1,105	137	3,077	2,294	11,141	13,790	7,973	2,594
Units surrendered	(703)	(62)	(186)	(76)	(12,284)	(14,542)	(1,527)	(1,913)

Ending units	1,168	766	6,404	3,513	44,066	45,209	49,296	42,850

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVLCP1		NVMIG1		NVMIVX		NVMLG1

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$21,074	19,598	(5,629)	38,421	27,796	10,031	20,123	192,432
Realized gain (loss) on investments	(18,758)	(10,888)	(66,039)	(141,429)	13,258	6,746	93,326	(12,029)

Change in unrealized gain (loss) on investments	9,548	32,266	29,859	490,127	(21,987)	47,768	681,446	745,560
Reinvested capital gains	-	-	-	-	-	-	424,646	202,826

Net increase (decrease) in contract owners’ equity resulting from operations	11,864	40,976	(41,809)	387,119	19,067	64,545	1,219,541	1,128,789

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	19,548	17,597	85,414	90,326	18,701	15,994	41,227	56,164
Transfers between funds	148,277	3,015	(43,342)	(19,772)	7,573	(5,677)	308,394	872,261
Surrenders (notes 2, 3, 4, 5 and 6)	(103,423)	(45,953)	(240,268)	(204,980)	(56,985)	(36,971)	(426,027)	(269,145)
Adjustments to maintain reserves	10	12	37	65	7	(4)	84	16

Net equity transactions	64,412	(25,329)	(198,159)	(134,361)	(30,704)	(26,658)	(76,322)	659,296

Net change in contract owners’ equity	76,276	15,647	(239,968)	252,758	(11,637)	37,887	1,143,219	1,788,085

Contract owners’ equity at beginning of period	636,341	620,694	2,893,788	2,641,030	480,958	443,071	4,894,209	3,106,124

Contract owners’ equity at end of period	$712,617	636,341	2,653,820	2,893,788	469,321	480,958	6,037,428	4,894,209

CHANGE IN UNITS:
Beginning units	39,505	41,172	212,447	223,122	34,467	36,538	86,979	74,517
Units purchased	10,439	1,550	10,218	18,564	3,041	2,071	7,550	19,507
Units surrendered	(6,364)	(3,217)	(24,151)	(29,239)	(5,142)	(4,142)	(9,511)	(7,045)

Ending units	43,580	39,505	198,514	212,447	32,366	34,467	85,018	86,979

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVMMG1		NVMMV2		NVNMO1		NVNSR1

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$(155,434)	(136,377)	106,199	204,914	(9,175)	4,331	(477)	(276)
Realized gain (loss) on investments	(1,172,858)	(2,015,434)	(625,191)	(622,989)	246,662	64,515	(846)	(520)

Change in unrealized gain (loss) on investments	6,334,268	7,031,695	1,775,527	(1,012,824)	(2,741,100)	1,833,915	(5,568)	12,146
Reinvested capital gains	-	-	377,138	3,021,884	5,665,741	1,054,900	21,710	19,880

Net increase (decrease) in contract owners’ equity resulting from operations	5,005,976	4,879,884	1,633,673	1,590,985	3,162,128	2,957,661	14,819	31,230

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	554,369	614,381	358,260	379,241	255,826	263,553	891	881
Transfers between funds	(135,727)	(85,242)	(127,644)	(76,728)	(2,291)	(92,834)	(32,969)	5
Surrenders (notes 2, 3, 4, 5 and 6)	(2,720,532)	(1,997,419)	(1,640,242)	(1,666,026)	(1,533,068)	(1,187,029)	(2,628)	(2,785)
Adjustments to maintain reserves	497	66	238	531	290	1,100	4	4

Net equity transactions	(2,301,393)	(1,468,214)	(1,409,388)	(1,362,982)	(1,279,243)	(1,015,210)	(34,702)	(1,895)

Net change in contract owners’ equity	2,704,583	3,411,670	224,285	228,003	1,882,885	1,942,451	(19,883)	29,335

Contract owners’ equity at beginning of period	28,580,968	25,169,298	20,943,789	20,715,786	15,538,818	13,596,367	186,565	157,230

Contract owners’ equity at end of period	$31,285,551	28,580,968	21,168,074	20,943,789	17,421,703	15,538,818	166,682	186,565

CHANGE IN UNITS:
Beginning units	959,585	1,013,991	657,136	702,501	458,999	493,286	5,872	5,938
Units purchased	31,563	47,872	21,664	20,996	14,749	13,915	30	33
Units surrendered	(100,281)	(102,278)	(63,957)	(66,361)	(48,342)	(48,202)	(1,049)	(99)

Ending units	890,867	959,585	614,843	657,136	425,406	458,999	4,853	5,872

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVOLG1		NVRE1		NVSIX2		NVSTB1

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$732,053	834,207	111,217	107,841	2,427	3,445	161	-
Realized gain (loss) on investments	2,287,991	(334,714)	183,962	65,598	(7,490)	(3,410)	-	-

Change in unrealized gain (loss) on investments	16,945,327	17,483,525	299,383	332,542	49,743	74,207	(157)	-
Reinvested capital gains	-	-	-	129,179	6,081	3,201	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	19,965,371	17,983,018	594,562	635,160	50,761	77,443	4	-

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	1,364,704	1,553,298	156,960	151,275	47,182	12,248	71	-
Transfers between funds	(1,679,443)	(640,945)	(169,727)	12,846	(77,881)	43,503	9,234	-
Surrenders (notes 2, 3, 4, 5 and 6)	(8,349,289)	(6,868,422)	(1,011,308)	159,427	(25,687)	(57,487)	8,173	-
Adjustments to maintain reserves	1,694	6,654	72	1	9	6	-	-

Net equity transactions	(8,662,334)	(5,949,415)	(1,024,003)	323,549	(56,377)	(1,730)	17,478	-

Net change in contract owners’ equity	11,303,037	12,033,603	(429,441)	958,709	(5,616)	75,713	17,482	-

Contract owners’ equity at beginning of period	92,420,535	80,386,932	6,105,921	5,147,212	582,511	506,798	-	-

Contract owners’ equity at end of period	$103,723,572	92,420,535	5,676,480	6,105,921	576,895	582,511	17,482	-

CHANGE IN UNITS:
Beginning units	1,434,492	1,539,144	272,564	260,111	25,367	25,551	-	-
Units purchased	42,702	53,342	10,845	65,122	1,035	2,744	1,681	-
Units surrendered	(160,728)	(157,994)	(52,787)	(52,669)	(3,631)	(2,928)	(2)	-

Ending units	1,316,466	1,434,492	230,622	272,564	22,771	25,367	1,679	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVSTB2		NVTIV3		SAM		SCF

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$2,322	2,128	1,163	761	504,267	570,195	(65,675)	3,448
Realized gain (loss) on investments	(1,531)	(3,437)	5,263	193	-	-	(159,602)	(529,575)

Change in unrealized gain (loss) on investments	2,313	5,274	(4,171)	4,680	-	-	1,794,507	2,525,758
Reinvested capital gains	-	-	-	-	-	1	505,964	94,441

Net increase (decrease) in contract owners’ equity resulting from operations	3,104	3,965	2,255	5,634	504,267	570,196	2,075,194	2,094,072

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	2,061	2,867	-	-	1,389,120	1,484,158	260,491	266,718
Transfers between funds	(3,234)	(6,776)	(18,412)	-	2,115,093	(1,720,517)	(351,422)	24,799
Surrenders (notes 2, 3, 4, 5 and 6)	(19,367)	(20,769)	(3,230)	(4,428)	(2,667,507)	(3,094,452)	(1,724,121)	(1,335,956)
Adjustments to maintain reserves	16,406	-	(2)	(20)	(24)	759	262	1,222

Net equity transactions	(4,134)	(24,678)	(21,644)	(4,448)	836,682	(3,330,052)	(1,814,790)	(1,043,217)

Net change in contract owners’ equity	(1,030)	(20,713)	(19,389)	1,186	1,340,949	(2,759,856)	260,404	1,050,855

Contract owners’ equity at beginning of period	71,906	92,619	41,023	39,837	11,854,184	14,614,040	17,483,766	16,432,911

Contract owners’ equity at end of period	$70,876	71,906	21,634	41,023	13,195,133	11,854,184	17,744,170	17,483,766

CHANGE IN UNITS:
Beginning units	6,090	8,290	1,940	2,160	633,494	818,867	135,999	144,812
Units purchased	88	774	38	-	217,395	103,000	4,272	5,386
Units surrendered	(895)	(2,974)	(989)	(220)	(181,859)	(288,373)	(17,336)	(14,199)

Ending units	5,283	6,090	989	1,940	669,030	633,494	122,935	135,999

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	SCGF		SCVF		TRF		AMCG

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$(8,371)	(5,957)	9,534	(1,912)	324,024	462,152	(7,968)	(6,887)
Realized gain (loss) on investments	(58,061)	(31,446)	(129,886)	(314,315)	2,792,209	2,230,309	35,380	(311)

Change in unrealized gain (loss) on investments	413,369	274,548	304,369	703,822	2,020,160	(3,992,853)	284,953	301,656
Reinvested capital gains	-	-	33,341	168,151	2,219,008	5,503,219	111,396	-

Net increase (decrease) in contract owners’ equity resulting from operations	346,937	237,145	217,358	555,746	7,355,401	4,202,827	423,761	294,458

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	11,069	20,811	65,177	92,042	1,690,658	1,826,281	12,780	9,128
Transfers between funds	22,914	320,241	60,110	(97,931)	(103,465)	(15,226)	(1,416)	(16,503)
Surrenders (notes 2, 3, 4, 5 and 6)	(142,499)	(111,393)	(233,189)	(326,974)	(5,727,174)	(5,553,746)	(161,810)	(297,670)
Adjustments to maintain reserves	29	183	48	362	1,734	814	29	33

Net equity transactions	(108,487)	229,842	(107,854)	(332,501)	(4,138,247)	(3,741,877)	(150,417)	(305,012)

Net change in contract owners’ equity	238,450	466,987	109,504	223,245	3,217,154	460,950	273,344	(10,554)

Contract owners’ equity at beginning of period	1,816,792	1,349,805	3,690,615	3,467,370	57,389,911	56,928,961	1,865,635	1,876,189

Contract owners’ equity at end of period	$2,055,242	1,816,792	3,800,119	3,690,615	60,607,065	57,389,911	2,138,979	1,865,635

CHANGE IN UNITS:
Beginning units	72,182	62,558	53,018	58,424	396,760	424,376	92,834	109,373
Units purchased	3,333	15,505	3,964	2,775	23,222	20,148	1,107	1,411
Units surrendered	(8,033)	(5,881)	(5,641)	(8,181)	(51,501)	(47,764)	(8,011)	(17,950)

Ending units	67,482	72,182	51,341	53,018	368,481	396,760	85,930	92,834

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	AMMCGS		AMRS		AMSRS		AMTB

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$(884)	(800)	-	8	1,529	6,283	56,130	50,199
Realized gain (loss) on investments	(3,473)	(10,855)	179	2	60,850	48,319	(17,800)	(21,307)

Change in unrealized gain (loss) on investments	29,627	39,576	(105)	105	985,547	1,009,962	26,749	39,597
Reinvested capital gains	12,830	-	-	68	297,135	77,983	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	38,100	27,921	74	183	1,345,061	1,142,547	65,079	68,489

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	2,604	1,030	-	-	12,227	9,283	27,438	31,169
Transfers between funds	27,910	(28,285)	(1,665)	1,555	(8,315)	(2,611)	12,285	22,199
Surrenders (notes 2, 3, 4, 5 and 6)	(11,133)	(4,384)	(36)	(110)	(106,816)	(394,042)	(268,979)	(230,156)
Adjustments to maintain reserves	4	1	(1)	-	47	(124)	15	(8)

Net equity transactions	19,385	(31,638)	(1,702)	1,445	(102,857)	(387,494)	(229,241)	(176,796)

Net change in contract owners’ equity	57,485	(3,717)	(1,628)	1,628	1,242,204	755,053	(164,162)	(108,307)

Contract owners’ equity at beginning of period	163,103	166,820	1,628	-	5,291,276	4,536,223	1,271,021	1,379,328

Contract owners’ equity at end of period	$220,588	163,103	-	1,628	6,533,480	5,291,276	1,106,859	1,271,021

CHANGE IN UNITS:
Beginning units	2,413	2,903	47	-	119,910	131,435	54,802	63,108
Units purchased	405	69	-	51	755	1,290	2,797	3,486
Units surrendered	(166)	(559)	(47)	(4)	(2,767)	(12,815)	(12,983)	(11,792)

Ending units	2,652	2,413	-	47	117,898	119,910	44,616	54,802

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NOTB3		NOTG3		NOTMG3		PMVAAA

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$191	(31)	40	(4)	4	-	13,177	7,651
Realized gain (loss) on investments	(917)	(995)	(998)	(626)	(31)	(29)	(37,130)	(7,808)

Change in unrealized gain (loss) on investments	1,165	1,749	1,102	928	37	39	29,441	23,540
Reinvested capital gains	-	44	-	4	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	439	767	144	302	10	10	5,488	23,383

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	-	-	24	252	24	24	6,736	8,621
Transfers between funds	5,277	-	-	-	-	-	(155,998)	(13,789)
Surrenders (notes 2, 3, 4, 5 and 6)	(584)	(545)	(944)	(690)	(8)	(7)	29,361	2,007
Adjustments to maintain reserves	-	4	(1)	8	-	(4)	6	4

Net equity transactions	4,693	(541)	(921)	(430)	16	13	(119,895)	(3,157)

Net change in contract owners’ equity	5,132	226	(777)	(128)	26	23	(114,407)	20,226

Contract owners’ equity at beginning of period	9,463	9,237	3,044	3,172	123	100	327,223	306,997

Contract owners’ equity at end of period	$14,595	9,463	2,267	3,044	149	123	212,816	327,223

CHANGE IN UNITS:
Beginning units	709	752	215	247	9	8	21,723	21,953
Units purchased	384	-	2	19	2	2	3,159	3,239
Units surrendered	(42)	(43)	(68)	(51)	(1)	(1)	(11,196)	(3,469)

Ending units	1,051	709	149	215	10	9	13,686	21,723

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PMVFBA		PMVLDA		PMVRSA		PVSTA

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$1,381	1,026	32,811	28,442	1,599	53,316	6,955	2,937
Realized gain (loss) on investments	(3,381)	(5,388)	(3,189)	(5,109)	(15,051)	(142,443)	234	229

Change in unrealized gain (loss) on investments	(30)	7,156	7,438	16,022	19,945	54,141	1,144	468
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,030)	2,794	37,060	39,355	6,493	(34,986)	8,333	3,634

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	1,338	1,361	48,908	15,538	1,930	849	3,262	138,393
Transfers between funds	119	3,443	11,914	(8,092)	(114,799)	(139,044)	9,821	(1,934)
Surrenders (notes 2, 3, 4, 5 and 6)	(169)	(11,037)	(65,972)	(62,744)	(2,125)	(14,696)	(7,078)	(5,507)
Adjustments to maintain reserves	-	(2)	-	15	4	9	2	(4)

Net equity transactions	1,288	(6,235)	(5,150)	(55,283)	(114,990)	(152,882)	6,007	130,948

Net change in contract owners’ equity	(742)	(3,441)	31,910	(15,928)	(108,497)	(187,868)	14,340	134,582

Contract owners’ equity at beginning of period	50,992	54,433	864,919	880,847	209,856	397,724	147,546	12,964

Contract owners’ equity at end of period	$50,250	50,992	896,829	864,919	101,359	209,856	161,886	147,546

CHANGE IN UNITS:
Beginning units	4,426	4,992	66,440	70,914	26,216	45,547	13,915	1,288
Units purchased	959	557	6,108	2,481	1,117	279	9,663	13,160
Units surrendered	(848)	(1,123)	(6,417)	(6,955)	(15,106)	(19,610)	(9,114)	(533)

Ending units	4,537	4,426	66,131	66,440	12,227	26,216	14,464	13,915

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PVEIB		PVGOB		PVNOB		PVTIGB

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$6,993	12,167	(12,412)	(8,242)	(108)	-	3,052	(1,031)
Realized gain (loss) on investments	58,458	16,983	126,767	13,011	34	-	16,305	1,236

Change in unrealized gain (loss) on investments	73,112	51,876	468,189	554,014	5,258	-	(14,951)	39,371
Reinvested capital gains	50,943	45,733	103,657	21,571	276		-	-

Net increase (decrease) in contract owners’ equity resulting from operations	189,506	126,759	686,201	580,354	5,460	-	4,406	39,576

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	9,881	149,647	45,142	108,277	40,024	-	5,458	5,950
Transfers between funds	(25,729)	179,175	2,855	367,237	-	-	(2,614)	(7,918)
Surrenders (notes 2, 3, 4, 5 and 6)	(152,861)	(173,347)	(232,878)	(240,620)	(196)	-	(71,911)	(14,639)
Adjustments to maintain reserves	20	17	48	32	2	-	1	9

Net equity transactions	(168,689)	155,492	(184,833)	234,926	39,830	-	(69,066)	(16,598)

Net change in contract owners’ equity	20,817	282,251	501,368	815,280	45,290	-	(64,660)	22,978

Contract owners’ equity at beginning of period	1,000,756	718,505	2,121,418	1,306,138	-	-	248,389	225,411

Contract owners’ equity at end of period	$1,021,573	1,000,756	2,622,786	2,121,418	45,290	-	183,729	248,389

CHANGE IN UNITS:
Beginning units	50,529	41,803	69,255	61,301	-	-	8,275	8,858
Units purchased	872	10,529	1,237	14,015	3,198	-	630	296
Units surrendered	(7,854)	(1,803)	(5,994)	(6,061)	(14)	-	(2,944)	(879)

Ending units	43,547	50,529	64,498	69,255	3,184	-	5,961	8,275

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	TRHS2		TRLT2		TRMCG2		VWBF

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$(20,519)	(20,987)	1,776	1,317	(56)	(1)	39,787	20,916
Realized gain (loss) on investments	125,280	117,799	(6)	(7)	(72)	-	(7,620)	(14,955)

Change in unrealized gain (loss) on investments	(404,592)	(171,101)	296	668	(634)	(416)	(19,390)	54,548
Reinvested capital gains	356,850	159,102	-	-	1,454	545	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	57,019	84,813	2,066	1,978	692	128	12,777	60,509

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	69,979	115,099	-	-	3,435	186	25,404	33,031
Transfers between funds	(202,390)	34,949	-	-	(739)	8,448	10,680	(19,185)
Surrenders (notes 2, 3, 4, 5 and 6)	(448,415)	(328,091)	(303)	(202)	2,791	(1)	(65,412)	(61,346)
Adjustments to maintain reserves	52	48	(1)	(3)	1	(1)	7	4

Net equity transactions	(580,774)	(177,995)	(304)	(205)	5,488	8,632	(29,321)	(47,496)

Net change in contract owners’ equity	(523,755)	(93,182)	1,762	1,773	6,180	8,760	(16,544)	13,013

Contract owners’ equity at beginning of period	4,301,592	4,394,774	44,070	42,297	8,760	-	607,932	594,919

Contract owners’ equity at end of period	$3,777,837	4,301,592	45,832	44,070	14,940	8,760	591,388	607,932

CHANGE IN UNITS:
Beginning units	69,733	73,057	3,068	3,083	781	-	19,710	21,363
Units purchased	2,239	6,709	-	-	1,239	781	1,903	1,532
Units surrendered	(11,323)	(10,033)	(20)	(15)	(792)	-	(2,770)	(3,185)

Ending units	60,649	69,733	3,048	3,068	1,228	781	18,843	19,710

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	VWEM		VWHA		VRVDRI
	2024	2023	2024	2023	2024	2023
Investment activity*:
Net investment income (loss)	$21,542	55,672	54,614	66,603	1,315	1,778
Realized gain (loss) on investments	(33,077)	(106,014)	30,066	114,377	(11,316)	(3,534)
Change in unrealized gain (loss) on investments	26,853	219,055	(168,395)	(316,946)	16,546	6,192
Reinvested capital gains	-	-	-	-	820	909

Net increase (decrease) in contract owners’ equity resulting from operations	15,318	168,713	(83,715)	(135,966)	7,365	5,345

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	60,372	69,453	68,220	75,369	361	189
Transfers between funds	(31,401)	(87,698)	(72,133)	(114,876)	1,017	28,069
Surrenders (notes 2, 3, 4, 5 and 6)	(203,964)	(246,592)	(317,879)	(296,618)	(25,172)	(5,287)
Adjustments to maintain reserves	23	195	27	(38)	-	(1)

Net equity transactions	(174,970)	(264,642)	(321,765)	(336,163)	(23,794)	22,970

Net change in contract owners’ equity	(159,652)	(95,929)	(405,480)	(472,129)	(16,429)	28,315
Contract owners’ equity at beginning of period	1,856,752	1,952,681	2,778,114	3,250,243	93,443	65,128

Contract owners’ equity at end of period	$1,697,100	1,856,752	2,372,634	2,778,114	77,014	93,443

CHANGE IN UNITS:
Beginning units	57,660	66,213	61,529	69,477	7,338	5,665
Units purchased	4,598	4,415	2,635	2,783	289	2,417
Units surrendered	(9,954)	(12,968)	(9,870)	(10,731)	(2,158)	(744)

Ending units	52,304	57,660	54,294	61,529	5,469	7,338

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2024, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-2 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Separate Account.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, policyholders may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)*

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)*

BLACKROCK FUNDS

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)*

BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)

Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)*

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class (WRASP)

Ivy Variable Insurance Portfolios - Macquarie VIP High Income Series: Service Class (WRHIP)

Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class (WRMCG)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)*

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)*

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)

Lincoln Variable Insurance Products Trust - LVIP American Century Capital Appreciation Fund: Standard Class II (LACCA2)

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class (MV3LMS)*

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)*

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I (NVSTB1)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class S Shares (AMRS)*

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)*

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

*	At December 31, 2024, policyholders were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2024 and for each of the years in the two-year period ended December 31, 2024. For the subaccounts listed below with inception dates in 2024, the financial statements are as of December 31, 2024 and for the period from the inception date to December 31, 2024. For the subaccounts listed below with inception dates in 2023, the prior year financial statements reflect the period from inception date to December 31, 2023.

	Inception Date	Liquidation Date
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)	8/21/2023
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB)	9/12/2023
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)	4/26/2024

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Lincoln Variable Insurance Products Trust - LVIP American Century Capital Appreciation Fund: Standard Class II (LACCA2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)	4/26/2024
Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)	6/17/2024
Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I (NVSTB1)	12/4/2024
Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S Shares (AMINS)		5/7/2024
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)		12/24/2024

The following underlying mutual fund mergers occurred. The subaccounts associated with the underlying mutual funds are no longer available as of December 31, 2024.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)	Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)	4/26/2024

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)	Lincoln Variable Insurance Products Trust - LVIP American Century Capital Appreciation Fund: Standard Class II (LACCA2)	4/26/2024

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)	Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)	4/26/2024

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)	Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)	4/26/2024

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)	4/26/2024

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)	Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)	4/26/2024

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)	Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)	4/26/2024

Invesco - Invesco V.I. Conservative Balanced Fund: Series I (OVMS)	Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)	4/26/2024

For the one-year period ended December 31, 2024, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ABTGB	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Growth Portfolio: Class B	5/1/2024

DWVSVS	Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class	5/1/2024

WRASP	Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II	5/1/2024

WRHIP	Ivy Variable Insurance Portfolios - Macquarie VIP High Income Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II	5/1/2024

WRMCG	Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II	5/1/2024

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2024 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

(g) Segment Disclosures

In this reporting period, each subaccount within the Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the financial position or the results of operations for the subaccounts of the Separate Account. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The subaccounts have acted as single reportable segments and the CODM is Product Development. The CODM assesses subaccount performance including investment results reflected in the net increase (decrease) in contract owners’ equity resulting from operations as reported in the Statements of Operations as well as investment income ratios, and total return, within the financial highlights of the notes to the financial statements.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Policy Charges
Mortality and Expense Risk Charge (includes any Administrative Expense and Premium Expense Charges) - assessed through a surrender of units	Equal, on an annual basis, to 0.50% - 1.60% of the daily value of the assets invested in each fund
Sales Charge - assessed through a deduction from premium payments	0.0% - 9.5% of each premium paid
Premium Tax Charge - assessed through a deduction from premium payments	0.04% - 3.50% of each premium payment
Short-Term Trading Fee - assessed through a surrender of units	1% of the dollar amount transferred out of a subaccount within 60 days of being applied to that subaccount
Cost of Insurance Charges (including any flat extra charge) - assessed through a surrender of units	Varies widely based on the underwriting characteristics of the insured
Administrative Charge - assessed through a surrender of units	$7.50 - $80 per policy, per month; in some products .25% - .40% of the subaccount assets
Increase Charge	$0.17 per $1,000 of specified amount increase
Surrender Charge - assessed through a surrender of units	$0.00 - $27.94 per $1,000 of a policy’s specified amount; in single premium policies 0.0% - 10% - of the premium surrendered
Policy Loan Interest Charge - assessed through a surrender of units	6% of an outstanding policy loan
Illustration/Partial Surrender Fees - assessed through a surrender of units	$25.00 per request
Rider Charges - assessed through a surrender of units monthly, unless otherwise specified.
Children’s Term Insurance Rider Charge	$0.43 per $1,000 of the rider’s specified amount
Spouse Life Insurance Rider Charge	$0.10 - $10.23 per $1,000 of the rider’s specified amount
Long-Term Care Rider Charge	$0.02 - $5.73 per $1,000 of the rider’s net amount risk
Guaranteed Minimum Death Benefit Rider	$0.01 -$4.17 per $1,000 of the rider’s specified amount
Accidental Death Benefit Rider Charge	$0.05 - $0.75 per $1,000 of the rider’s specified amount
Waiver of Monthly Deductions Rider Charge	$85 - $855 per $1,000 of the rider’s benefit amount
Base Insured Term Rider Charge	$0.02 - $83.34 per $1,000 of the rider’s death benefit
Estate Protection Rider Charge	$0.01 - $83.34 per $1,000 of the rider’s death benefit
Policy Split Option Rider Charge	$0.01 - $0.03 of policy specified amount

For the years ended December 31, 2024 and 2023, total front-end sales charge deductions were $854,236 and $894,750, respectively and were recognized as part of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk. Asset charges are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

For modified single premium policies, the Company deducts a charge equal to an annualized rate of 0.90%. For flexible premium policies, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through nine. After the ninth year, the annualized rate is 0.80% on the first $25,000 of cash value and 0.50% on additional cash value. For last survivor flexible premium policies, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through ten. In policy years eleven and after, the charge will continue to be deducted, but may be reduced for policies at specified asset levels. For last survivor flexible premium policies issued in New York, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through ten and 0.50% thereafter, regardless of cash value. This charge is assessed monthly by liquidating units.

For single premium policies issued prior to April 16, 1990, the Company deducts a charge equal to an annualized rate of 0.95% during the first ten policy years, and 0.50% thereafter. For single premium policies issued on or after April 16, 1990, the charge is equal to an annualized rate of 1.30% during the first ten policy years, and 1.00% thereafter. For multiple payment policies, the Company deducts a charge equal to an annualized rate of 0.80%. For flexible premium and Variable Executive Life policies, the charge is equal to an annualized rate of 0.80% during the first ten policy years, and 0.50% thereafter. This charge is assessed through a reduction in the unit value.

(4) Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow up to 90% (50% during first year of single and modified single premium policies) of a policy’s cash surrender value. For single premium policies issued prior to April 16, 1990, 6.50% interest is due and payable annually in advance of the policy anniversary date. For single premium policies issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium policies, 6.00% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2024 and 2023, total transfers to the Separate Account from the fixed account were $14,168,866 and $20,986,922, respectively, and total transfers from the Separate Account to the fixed account were $15,209,750 and $15,896,519, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 investments.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ABTGB	$71	$42
ALVDAA	-	94
ALVGIA	66,539	76,790
ALVIVB	17,477	3,669
ALVSVA	67,097	90,841
SVDF	9,533	19,622
SVOF	287,278	233,941

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

WFVSCG	4,499	52,475
AMVBC4	876,514	67,685
AMVGS4	99	-
AMVGV2	83,128	85,056
BRVHYI	72,847	66,820
MLVGA2	141,545	255,735
DGI	294,675	299,375
DSC	17,657	30,133
DSIF	5,007,207	4,134,299
DSRG	206,348	767,350
DVSCS	92,047	104,059
DWVSVS	12,954	66,463
DFVGMI	116,769	28,125
DFVIPS	8,953	60,550
DSGIBA	45,220	112,812
FQB	150,008	767,988
FVU2	9,517	3,086
FAMP	341,906	815,659
FCS	684,745	129,912
FEIP	3,436,385	3,976,554
FEMS	83,660	163,000
FF10S	13,684	47,793
FF20S	70,789	86,397
FF30S	135,726	476,725
FGP	26,494,467	10,839,608
FHIP	434,978	391,225
FIGBS	351,604	299,927
FMCS	1,012,692	837,133
FNRS2	200,548	597,472
FOP	292,640	363,901
FOS	340,181	914,926
FRESS	47,416	83,238
FVSS	161,399	151,950
FVSS2	36,612	20,215
FTVDM2	30,784	47,900
FTVFA2	11,007	165,531
FTVGI2	29,609	174,503
FTVIS2	129,302	208,898
FTVRDI	20,914	152,063
FTVSVI	120,899	234,213
TIF	1,056	1,331
TIF2	28,894	29,111
GVGMNS	6,015	1,090
GVMSAS	4,428	1,040
RVARS	6,450	9,038
ACEG	202,609	30,086
AVMCCI	13,443	28,069
IVBRA1	16,836	71,718
IVCPBI	270,136	967,132
IVKEI1	4,793,700	264,685
OVAG	233,108	879,815
OVGS	1,428,858	2,321,764
OVIG	116,495	106,385
OVSB	25,879	12,005
OVSC	88,011	177,202
WRASP	62,455	169,400
WRHIP	41,764	12,240
WRMCG	18,945	232,486
JABS	494,189	153,813
JACAS	488,565	524,062

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

JAEI	72,072	186,438
JAGTS	606,405	1,495,821
JAIGS	127,051	368,288
JAWGS	50,760	53,272
LACB2	5,146,470	507,054
LACCA2	109,265	993
LACDV2	1,455,614	14,677
LACI2	585,699	222,282
LACIPS	792,247	2,107,753
LACMV2	1,460,392	262,753
LACU2	30,099	1,517
LOVTRC	10,767	7,114
MMCGSC	107,136	720
MNDIC	7,393	64,032
MV2IGI	41,427	23,497
MV3MVI	40,129	62,539
MVFIC	401,604	486,590
MVIGIC	7,099	150,628
MSEM	61,269	28,286
DTRTFB	140,487	19,116
EIF	87,190	224,660
GBF	424,913	475,866
GEM	104,657	130,503
GIG	808,331	345,948
GVAAA2	345,734	368,400
GVABD2	17,936	41,573
GVAGG2	289,265	281,609
GVAGI2	132,093	68,764
GVAGR2	268,493	451,406
GVDMA	48,242	327,271
GVDMC	39,015	72,336
GVEX1	1,344,597	740,709
GVIDA	29,332	100,990
GVIDC	705	16,850
GVIDM	22,192	327,948
GVIX2	112,351	47,600
HIBF	64,070	172,165
IDPGI	56	11
MCIF	533,171	441,335
MSBF	484,595	149,872
NCPG	13	1,903
NCPGI	24	1,017
NVAMV1	480,134	946,850
NVAMVX	349,698	317,103
NVBX	218,110	215,016
NVCBD1	186,423	19,761
NVCCA1	15,140	444,765
NVCCN1	4,288	32,976
NVCMA1	24,317	126,993
NVCMC1	3,984	15,607
NVCMD1	25,880	78,688
NVCRA1	17,903	38,910
NVCRB1	11,366	45,950
NVDBL2	1,452	10,691
NVDCA2	-	10,201
NVDCAP	2,803	10,460
NVFIII	10,898	6,787
NVGEII	62,573	12,569
NVIDMP	63,967	80,137
NVIX	187,314	73,865

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

NVLCP1	204,179	118,702
NVMIG1	71,596	275,420
NVMIVX	55,015	57,931
NVMLG1	1,164,955	796,592
NVMMG1	142,125	2,599,449
NVMMV2	613,855	1,540,095
NVNMO1	5,898,558	1,521,524
NVNSR1	22,570	36,043
NVOLG1	1,346,599	9,278,574
NVRE1	208,310	1,121,168
NVSIX2	130,170	178,047
NVSTB1	17,641	2
NVSTB2	17,609	25,035
NVTIV3	2,216	22,695
SAM	5,066,584	3,725,611
SCF	696,978	2,071,741
SCGF	339,726	456,612
SCVF	243,287	308,315
TRF	3,093,566	4,690,283
AMCG	123,567	170,584
AMMCGS	42,865	11,537
AMRS	-	1,702
AMSRS	380,065	184,305
AMTB	98,888	272,014
NOTB3	5,515	631
NOTG3	76	955
NOTMG3	28	8
PMVAAA	61,258	167,981
PMVFBA	10,911	8,242
PMVLDA	89,632	61,971
PMVRSA	38,811	152,205
PVSTA	29,689	16,727
PVEIB	124,613	235,386
PVGOB	247,505	341,141
PVNOB	40,383	387
PVTIGB	20,867	86,882
TRHS2	514,243	758,738
TRLT2	1,776	304
TRMCG2	16,029	9,144
VWBF	79,851	69,392
VWEM	100,426	253,876
VWHA	128,661	395,839
VRVDRI	33,612	55,272

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

(8) Financial Highlights

The Company offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2024, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2024. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB)
2024	0.50%			418	$11.69			$4,888	0.00%	5.43%
2023	0.50%			415	11.09			4,598	0.00%	10.90%			****
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2023	0.80%			6	14.76			90	0.77%	12.80%
2022	0.80%			16	13.09			209	2.70%	-19.10%
2021	0.50%	to	0.80%	380	16.65	to	16.17	6,330	0.63%	9.13%	to	8.80%
2020	0.80%			18	14.87			268	1.77%	4.19%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)
2024	0.00%	to	0.80%	9,014	67.59	to	56.84	554,286	1.39%	13.02%	to	12.12%
2023	0.00%	to	0.80%	9,588	59.80	to	50.69	523,414	1.51%	12.03%	to	11.14%
2022	0.00%	to	0.80%	10,071	53.38	to	45.61	492,343	1.42%	-4.19%	to	-4.95%
2021	0.00%	to	0.80%	9,858	55.72	to	47.99	505,486	0.84%	28.16%	to	27.14%
2020	0.00%	to	0.80%	9,985	43.48	to	37.75	400,569	1.51%	2.72%	to	1.90%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2024	0.50%			8,586	10.26			88,088	2.31%	4.28%
2023	0.50%			7,438	9.84			73,175	0.68%	14.26%
2022	0.50%			7,924	8.61			68,228	4.06%	-14.22%
2021	0.50%			8,354	10.04			83,859	1.65%	10.30%			****
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)
2024	0.00%	to	0.80%	12,360	81.85	to	68.82	926,022	0.88%	10.02%	to	9.14%
2023	0.00%	to	0.80%	13,429	74.39	to	63.06	916,976	1.07%	17.18%	to	16.25%
2022	0.00%	to	0.80%	14,787	63.49	to	54.25	863,950	1.06%	-15.63%	to	-16.30%
2021	0.00%	to	0.80%	18,510	75.25	to	64.81	1,288,809	0.81%	35.95%	to	34.87%
2020	0.00%	to	0.80%	16,852	55.35	to	48.06	862,434	1.00%	3.37%	to	2.55%
Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)
2024	0.00%	to	1.00%	8,712	126.53	to	71.90	754,724	0.00%	18.13%	to	16.95%
2023	0.00%	to	1.00%	8,781	107.11	to	61.48	648,429	0.00%	20.14%	to	18.95%
2022	0.00%	to	1.00%	8,951	89.15	to	51.69	553,796	0.00%	-37.85%	to	-38.47%
2021	0.00%	to	1.00%	8,668	143.44	to	84.00	872,869	0.00%	-5.04%	to	-5.99%
2020	0.00%	to	1.00%	11,375	151.05	to	89.35	1,167,378	0.00%	62.65%	to	61.03%
Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2024	0.00%	to	1.00%	28,614	155.99	to	55.91	1,903,415	0.05%	15.05%	to	13.90%
2023	0.00%	to	1.00%	29,255	135.59	to	49.09	1,775,417	0.00%	26.50%	to	25.24%
2022	0.00%	to	1.00%	29,897	107.19	to	39.19	1,446,828	0.00%	-20.81%	to	-21.59%
2021	0.00%	to	1.00%	31,262	135.35	to	49.99	1,919,170	0.04%	24.78%	to	23.54%
2020	0.00%	to	1.00%	32,172	108.47	to	40.46	1,615,521	0.44%	21.00%	to	19.80%
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2024	0.00%	to	0.80%	6,919	58.20	to	51.34	372,839	0.00%	18.70%	to	17.75%
2023	0.00%	to	0.80%	7,860	49.03	to	43.60	358,532	0.00%	4.11%	to	3.28%
2022	0.00%	to	0.80%	9,527	47.10	to	42.22	419,390	0.00%	-34.42%	to	-34.94%
2021	0.00%	to	0.80%	11,907	71.82	to	64.90	802,991	0.00%	7.64%	to	6.78%
2020	0.00%	to	0.80%	11,808	66.72	to	60.78	745,507	0.00%	57.78%	to	56.53%
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)
2024	0.50%			81,039	13.58			1,100,276	1.98%	18.26%
2023	0.50%			19,910	11.48			228,589	1.78%	16.39%
2022	0.50%			15,269	9.86			150,616	8.05%	-1.36%			****
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2024	0.50%			9	10.97			94	0.00%	1.61%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)
2024	0.50%	to	0.80%	51,078	13.87	to	13.55	708,077	6.91%	7.72%	to	7.39%
2023	0.50%	to	0.80%	53,951	12.87	to	12.62	694,420	6.46%	12.64%	to	12.31%
2022	0.50%	to	0.80%	48,862	11.43	to	11.23	558,306	5.22%	-10.80%	to	-11.06%
2021	0.50%	to	0.80%	46,618	12.81	to	12.63	597,139	4.59%	4.81%	to	4.50%
2020	0.50%	to	0.80%	55,269	12.22	to	12.09	675,478	4.98%	6.73%	to	6.41%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)
2024	0.00%	to	0.80%	62,363	28.16	to	24.84	1,623,599	1.17%	9.09%	to	8.21%
2023	0.00%	to	0.80%	71,389	25.81	to	22.96	1,711,961	2.07%	12.60%	to	11.70%
2022	0.00%	to	0.80%	75,991	22.93	to	20.55	1,626,910	0.00%	-15.99%	to	-16.66%
2021	0.00%	to	0.80%	76,589	27.29	to	24.66	1,960,519	0.76%	6.55%	to	5.70%
2020	0.00%	to	0.80%	79,733	25.61	to	23.33	1,927,227	1.16%	20.80%	to	19.84%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	0.00%	to	1.00%	97,929	61.04	to	33.18	5,180,021	0.79%	23.69%	to	22.46%
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
2024	0.00%	to	1.00%	29,968	96.24	to	50.38	2,533,316	0.54%	22.73%	to	21.50%
2023	0.00%	to	1.00%	31,429	78.42	to	41.47	2,171,842	0.66%	26.68%	to	25.43%
2022	0.00%	to	1.00%	32,490	61.90	to	33.06	1,779,957	0.80%	-14.82%	to	-15.66%
2021	0.00%	to	1.00%	33,410	72.67	to	39.20	2,153,438	0.47%	25.63%	to	24.38%
2020	0.00%	to	1.00%	35,089	57.85	to	31.52	1,797,969	0.77%	24.63%	to	23.39%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2024	0.00%	to	0.80%	7,728	42.44	to	35.68	292,948	0.68%	4.62%	to	3.78%
2023	0.00%	to	0.80%	8,062	40.56	to	34.38	293,635	0.33%	9.28%	to	8.41%
2022	0.00%	to	0.80%	8,327	37.12	to	31.71	278,833	0.00%	-16.62%	to	-17.28%
2021	0.00%	to	0.80%	8,453	44.52	to	38.34	341,097	0.11%	16.46%	to	15.53%
2020	0.00%	to	0.80%	8,427	38.23	to	33.19	291,482	0.67%	19.89%	to	18.94%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2024	0.00%	to	1.00%	423,505	141.53	to	47.87	66,738,012	1.17%	24.66%	to	23.41%
2023	0.00%	to	1.00%	448,390	113.53	to	38.79	56,847,877	1.42%	25.93%	to	24.68%
2022	0.00%	to	1.00%	469,927	90.16	to	31.11	47,502,476	1.34%	-18.32%	to	-19.13%
2021	0.00%	to	1.00%	509,290	110.38	to	38.47	62,352,334	1.14%	28.41%	to	27.13%
2020	0.00%	to	1.00%	548,003	85.95	to	30.26	52,100,959	1.58%	18.01%	to	16.83%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2024	0.00%	to	1.00%	97,867	99.64	to	31.76	11,301,383	0.53%	24.89%	to	23.64%
2023	0.00%	to	1.00%	103,768	79.79	to	25.69	9,654,341	0.73%	23.82%	to	22.59%
2022	0.00%	to	1.00%	109,863	64.44	to	20.95	8,236,990	0.53%	-22.87%	to	-23.64%
2021	0.00%	to	1.00%	116,545	83.54	to	27.44	11,461,936	0.76%	27.00%	to	25.73%
2020	0.00%	to	1.00%	123,939	65.79	to	21.82	9,667,229	1.09%	24.14%	to	22.91%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2024	0.00%	to	1.00%	35,075	65.41	to	52.14	2,035,413	1.12%	7.96%	to	6.88%
2023	0.00%	to	1.00%	36,269	60.58	to	48.78	1,959,327	1.06%	15.39%	to	14.24%
2022	0.00%	to	1.00%	38,590	52.51	to	42.70	1,816,535	0.92%	-16.65%	to	-17.48%
2021	0.00%	to	1.00%	42,049	62.99	to	51.75	2,387,625	0.67%	26.14%	to	24.89%
2020	0.00%	to	1.00%	48,520	49.94	to	41.43	2,199,155	1.08%	10.64%	to	9.54%
Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class (DWVSVS)
2024	0.50%	to	0.80%	5,938	24.87	to	24.02	147,367	1.12%	10.46%	to	10.13%
2023	0.50%	to	0.80%	8,430	22.52	to	21.81	189,546	0.67%	8.55%	to	8.23%
2022	0.50%	to	0.80%	10,248	20.74	to	20.15	212,366	0.52%	-12.79%	to	-13.05%
2021	0.50%	to	0.80%	17,155	23.79	to	23.18	407,615	0.61%	33.35%	to	32.95%
2020	0.50%	to	0.80%	15,625	17.84	to	17.43	278,548	1.08%	-2.66%	to	-2.96%
DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)
2024	0.50%	to	0.80%	12,351	16.79	to	16.41	207,125	3.60%	11.43%	to	11.09%
2023	0.50%	to	0.80%	7,425	15.07	to	14.77	111,715	2.88%	14.15%	to	13.81%
2022	0.50%			4,703	13.20			62,093	1.47%	-11.40%
2021	0.50%			4,734	14.90			70,545	1.48%	13.63%
2020	0.50%			4,754	13.11			62,343	1.93%	10.73%
DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2024	0.50%			4,954	11.56			57,271	2.34%	1.37%
2023	0.50%			9,601	11.40			109,487	3.89%	3.50%
2022	0.50%			8,795	11.02			96,898	5.17%	-12.89%
2021	0.50%			14,868	12.65			188,039	3.27%	5.05%
2020	0.50%			23,554	12.04			283,563	1.14%	11.16%
Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)
2024	0.50%	to	0.80%	58,633	16.50	to	16.08	967,091	3.64%	8.55%	to	8.23%
2023	0.50%	to	0.80%	64,903	15.20	to	14.85	986,182	3.17%	14.32%	to	13.98%
2022	0.50%	to	0.80%	65,445	13.30	to	13.03	869,881	3.32%	-15.40%	to	-15.66%
2021	0.50%	to	0.80%	42,981	15.72	to	15.45	675,286	2.38%	10.40%	to	10.07%
2020	0.50%	to	0.80%	45,291	14.24	to	14.04	644,591	3.14%	7.74%	to	7.41%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2024	0.00%	to	1.00%	42,548	23.17	to	18.47	897,891	2.97%	3.89%	to	2.85%
2023	0.00%	to	1.00%	78,401	22.30	to	17.96	1,501,368	2.62%	6.14%	to	5.08%
2022	0.00%	to	1.00%	80,366	21.01	to	17.09	1,460,823	2.75%	-9.28%	to	-10.18%
2021	0.00%	to	1.00%	81,539	23.16	to	19.03	1,629,257	2.51%	-1.40%	to	-2.38%
2020	0.00%	to	1.00%	86,638	23.49	to	19.49	1,768,411	2.65%	8.12%	to	7.04%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)
2024	0.50%	to	0.80%	8,276	13.74	to	13.48	113,723	2.17%	14.98%	to	14.63%
2023	0.50%	to	0.80%	7,899	11.95	to	11.76	94,404	1.85%	8.14%	to	7.82%
2022	0.50%	to	0.80%	7,361	11.05	to	10.91	81,349	1.85%	-14.18%	to	-14.44%
2021	0.50%	to	0.80%	7,832	12.88	to	12.75	100,862	1.73%	17.92%	to	17.57%
2020	0.50%	to	0.80%	7,410	10.92	to	10.84	80,927	2.50%	0.43%	to	0.13%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2024	0.00%	to	1.00%	139,794	56.17	to	25.95	9,231,423	2.40%	8.50%	to	7.41%
2023	0.00%	to	1.00%	149,629	51.77	to	24.16	9,223,106	2.36%	12.94%	to	11.82%
2022	0.00%	to	1.00%	155,560	45.84	to	21.61	8,561,734	1.86%	-14.94%	to	-15.78%
2021	0.00%	to	1.00%	251,612	53.88	to	25.65	13,034,041	1.62%	9.92%	to	8.83%
2020	0.00%	to	1.00%	186,706	49.02	to	23.57	10,841,616	1.50%	14.87%	to	13.73%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R)Portfolio: Service Class (FCS)
2024	0.50%	to	0.80%	132,895	23.61	to	23.21	3,137,189	0.09%	32.96%	to	32.56%
2023	0.50%	to	0.80%	123,143	17.76	to	17.51	2,186,392	0.46%	32.68%	to	32.28%
2022	0.50%	to	0.80%	96,917	13.38	to	13.24	1,296,959	0.41%	-26.75%	to	-26.97%
2021	0.50%	to	0.80%	94,784	18.27	to	18.13	1,731,464	0.04%	27.07%	to	26.69%
2020	0.50%	to	0.80%	74,520	14.38	to	14.31	1,071,307	0.14%	29.78%	to	29.39%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2024	0.00%	to	1.00%	242,273	90.44	to	41.48	41,683,624	1.76%	15.35%	to	14.19%
2023	0.00%	to	1.00%	262,260	78.40	to	36.33	39,490,772	1.91%	10.65%	to	9.55%
2022	0.00%	to	1.00%	291,410	70.86	to	33.16	38,834,258	1.87%	-4.96%	to	-5.90%
2021	0.00%	to	1.00%	316,423	74.55	to	35.24	44,050,491	1.88%	24.89%	to	23.65%
2020	0.00%	to	1.00%	360,367	59.69	to	28.50	38,760,705	1.83%	6.69%	to	5.63%
Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)
2024	0.50%	to	0.80%	26,420	12.82	to	12.57	338,780	1.34%	9.32%	to	8.99%
2023	0.50%	to	0.80%	33,462	11.73	to	11.53	392,483	2.14%	9.06%	to	8.74%
2022	0.50%	to	0.80%	27,559	10.75	to	10.61	296,376	1.53%	-20.66%	to	-20.89%
2021	0.50%	to	0.80%	29,407	13.55	to	13.41	398,598	2.09%	-2.77%	to	-3.06%
2020	0.50%	to	0.80%	23,496	13.94	to	13.83	327,548	0.96%	30.52%	to	30.13%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2024	0.50%	to	0.80%	13,753	25.17	to	23.73	346,150	3.34%	4.73%	to	4.42%
2023	0.50%	to	0.80%	15,529	24.03	to	22.73	373,167	3.85%	8.73%	to	8.41%
2022	0.50%	to	0.80%	16,969	22.10	to	20.96	374,998	2.08%	-14.00%	to	-14.25%
2021	0.50%	to	0.80%	17,803	25.70	to	24.45	457,106	1.06%	5.26%	to	4.95%
2020	0.50%	to	0.80%	18,901	24.42	to	23.30	460,195	1.25%	11.83%	to	11.50%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2024	0.00%	to	0.80%	27,685	32.79	to	28.02	819,308	2.80%	7.55%	to	6.69%
2023	0.00%	to	0.80%	29,703	30.49	to	26.26	821,049	3.11%	12.34%	to	11.45%
2022	0.00%	to	0.80%	31,792	27.14	to	23.56	786,223	1.97%	-15.83%	to	-16.50%
2021	0.00%	to	0.80%	39,348	32.24	to	28.22	1,162,555	0.98%	9.47%	to	8.60%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2020	0.00%	to	0.80%	41,470	29.45	to	25.98	1,124,341	1.16%	14.92%	to	14.00%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2024	0.00%	to	0.80%	52,643	38.60	to	32.98	1,834,505	2.16%	9.34%	to	8.47%
2023	0.00%	to	0.80%	64,270	35.30	to	30.40	2,057,872	2.36%	14.56%	to	13.65%
2022	0.00%	to	0.80%	69,730	30.81	to	26.75	1,959,972	1.88%	-16.94%	to	-17.61%
2021	0.00%	to	0.80%	65,924	37.10	to	32.47	2,242,038	1.28%	12.24%	to	11.35%
2020	0.00%	to	0.80%	49,877	33.05	to	29.16	1,514,647	1.17%	16.76%	to	15.83%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2024	0.00%	to	1.00%	364,265	170.71	to	53.36	122,925,652	0.00%	30.39%	to	29.09%
2023	0.00%	to	1.00%	421,913	130.93	to	41.33	102,978,805	0.13%	36.24%	to	34.89%
2022	0.00%	to	1.00%	457,763	96.10	to	30.64	81,769,268	0.62%	-24.46%	to	-25.21%
2021	0.00%	to	1.00%	488,388	127.21	to	40.97	115,555,345	0.00%	23.21%	to	21.99%
2020	0.00%	to	1.30%	542,351	103.25	to	172.01	102,416,203	0.07%	43.89%	to	42.04%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2024	0.00%	to	1.00%	107,187	36.01	to	23.73	6,489,189	6.03%	8.97%	to	7.88%
2023	0.00%	to	1.00%	112,246	33.05	to	21.99	6,283,042	5.67%	10.48%	to	9.38%
2022	0.00%	to	1.00%	118,559	29.92	to	20.11	6,066,847	5.03%	-11.37%	to	-12.26%
2021	0.00%	to	1.00%	126,707	33.76	to	22.92	7,295,909	5.33%	4.41%	to	3.37%
2020	0.00%	to	1.00%	132,097	32.33	to	22.17	7,322,290	5.01%	2.75%	to	1.72%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2024	0.00%	to	0.80%	113,034	20.08	to	16.88	2,069,483	3.44%	1.62%	to	0.81%
2023	0.00%	to	0.80%	113,764	19.76	to	16.75	2,054,172	2.97%	6.12%	to	5.28%
2022	0.00%	to	0.80%	100,821	18.62	to	15.91	1,725,610	2.00%	-13.03%	to	-13.72%
2021	0.00%	to	0.80%	130,864	21.41	to	18.44	2,582,359	1.97%	-0.72%	to	-1.51%
2020	0.00%	to	0.80%	137,001	21.56	to	18.72	2,732,831	2.22%	9.25%	to	8.38%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2024	0.00%	to	0.80%	68,999	104.14	to	87.57	6,477,624	0.47%	17.35%	to	16.41%
2023	0.00%	to	0.80%	76,411	88.74	to	75.22	6,135,457	0.51%	15.00%	to	14.09%
2022	0.00%	to	0.80%	81,364	77.17	to	65.93	5,708,252	0.40%	-14.85%	to	-15.53%
2021	0.00%	to	0.80%	88,946	90.63	to	78.06	7,360,999	0.51%	25.51%	to	24.51%
2020	0.00%	to	0.80%	94,515	72.21	to	62.69	6,255,516	0.56%	18.04%	to	17.10%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2024	0.00%	to	0.80%	53,906	29.82	to	25.48	1,459,708	1.99%	4.02%	to	3.19%
2023	0.00%	to	0.80%	69,708	28.67	to	24.69	1,823,864	2.46%	0.70%	to	-0.10%
2022	0.00%	to	0.80%	88,165	28.47	to	24.71	2,307,769	1.85%	62.87%	to	61.57%
2021	0.00%	to	0.80%	74,766	17.48	to	15.30	1,207,423	2.19%	54.83%	to	53.60%
2020	0.00%	to	0.80%	64,509	11.29	to	9.96	675,050	2.59%	-32.88%	to	-33.42%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2024	0.00%	to	1.00%	66,455	46.53	to	21.66	3,610,895	1.62%	5.05%	to	4.00%
2023	0.00%	to	1.00%	70,708	44.29	to	20.83	3,722,811	1.01%	20.51%	to	19.31%
2022	0.00%	to	1.00%	83,514	36.76	to	17.46	3,510,714	1.05%	-24.48%	to	-25.24%
2021	0.00%	to	1.00%	90,173	48.67	to	23.35	4,976,613	0.52%	19.70%	to	18.51%
2020	0.00%	to	1.00%	105,502	40.66	to	19.71	4,748,629	0.44%	15.61%	to	14.46%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2024	0.00%	to	0.80%	243,945	16.69	to	15.45	3,871,960	1.53%	4.95%	to	4.11%
2023	0.00%	to	0.80%	292,652	15.91	to	14.84	4,449,498	0.95%	20.41%	to	19.45%
2022	0.00%	to	0.80%	304,601	13.21	to	12.42	3,866,099	0.96%	-24.58%	to	-25.18%
2021	0.00%	to	0.80%	327,130	17.52	to	16.61	5,535,686	0.44%	19.57%	to	18.62%
2020	0.00%	to	0.80%	343,121	14.65	to	14.00	4,878,974	0.36%	15.49%	to	14.57%
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)
2024	0.50%	to	0.80%	2,425	12.68	to	12.39	30,622	3.40%	5.84%	to	5.52%
2023	0.50%	to	0.80%	5,518	11.98	to	11.74	65,900	1.95%	10.54%	to	10.21%
2022	0.50%	to	0.80%	6,781	10.84	to	10.65	73,364	1.35%	-27.98%	to	-28.19%
2021	0.50%	to	0.80%	6,143	15.05	to	14.84	92,275	0.99%	38.17%	to	37.75%
2020	0.50%	to	0.80%	6,354	10.89	to	10.77	69,169	2.96%	-7.07%	to	-7.35%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2024	0.50%	to	1.00%	16,697	59.07	to	52.74	967,037	0.91%	8.72%	to	8.18%
2023	0.50%	to	1.00%	19,075	54.33	to	48.75	1,018,629	1.10%	20.17%	to	19.58%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2022	0.50%	to	1.00%	20,694	45.21	to	40.77	921,052	0.96%	-7.66%	to	-8.12%
2021	0.00%	to	1.00%	26,130	54.02	to	44.37	1,253,027	1.49%	33.48%	to	32.15%
2020	0.00%	to	1.00%	22,769	40.47	to	33.58	823,207	1.24%	8.18%	to	7.10%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2024	0.50%			6,847	12.60			86,234	0.71%	8.61%
2023	0.50%			6,311	11.60			73,188	0.99%	20.01%
2022	0.50%			4,371	9.66			42,237	1.00%	-3.37%			****
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2024	0.00%	to	0.80%	30,729	13.94	to	12.80	407,909	4.01%	7.67%	to	6.81%
2023	0.00%	to	0.80%	33,475	12.94	to	11.98	414,228	2.09%	12.62%	to	11.73%
2022	0.00%	to	0.80%	33,268	11.49	to	10.72	366,457	2.81%	-21.98%	to	-22.60%
2021	0.00%	to	0.80%	36,257	14.73	to	13.85	514,525	0.88%	-5.74%	to	-6.49%
2020	0.00%	to	0.80%	37,053	15.63	to	14.82	560,461	4.04%	17.18%	to	16.25%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2024	0.50%	to	0.80%	2,524	21.46	to	20.41	53,767	2.03%	8.60%	to	8.28%
2023	0.50%	to	0.80%	9,904	19.76	to	18.85	194,972	1.49%	14.04%	to	13.70%
2022	0.50%	to	0.80%	10,799	17.33	to	16.58	186,513	1.62%	-16.42%	to	-16.67%
2021	0.50%	to	0.80%	10,730	20.73	to	19.90	221,765	1.72%	11.13%	to	10.79%
2020	0.50%	to	0.80%	11,163	18.65	to	17.96	207,223	1.45%	11.19%	to	10.85%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2024	0.00%	to	0.80%	57,695	8.21	to	7.54	451,931	0.00%	-11.37%	to	-12.08%
2023	0.00%	to	0.80%	75,192	9.27	to	8.58	666,782	0.00%	2.88%	to	2.07%
2022	0.00%	to	0.80%	82,504	9.01	to	8.40	714,514	0.00%	-4.95%	to	-5.71%
2021	0.00%	to	0.80%	122,131	9.48	to	8.91	1,117,540	0.00%	-4.99%	to	-5.75%
2020	0.00%	to	0.80%	120,198	9.97	to	9.46	1,162,446	8.56%	-5.28%	to	-6.04%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2024	0.00%	to	0.80%	49,159	28.72	to	24.74	1,285,302	5.32%	7.20%	to	6.35%
2023	0.00%	to	0.80%	54,887	26.79	to	23.26	1,346,046	5.24%	8.62%	to	7.76%
2022	0.00%	to	0.80%	50,795	24.67	to	21.59	1,152,581	4.95%	-5.47%	to	-6.23%
2021	0.00%	to	0.80%	56,464	26.10	to	23.02	1,362,696	4.67%	16.75%	to	15.82%
2020	0.00%	to	0.80%	60,300	22.35	to	19.88	1,251,363	6.02%	0.69%	to	-0.11%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
2024	0.00%			3,683	79.11			291,376	1.16%	11.04%
2023	0.00%			5,738	71.25			408,811	1.10%	12.39%
2022	0.00%			5,966	63.39			378,206	1.07%	-10.34%
2021	0.00%			5,919	70.71			418,522	1.20%	27.10%
2020	0.00%	to	0.80%	86,192	55.63	to	48.30	4,414,007	1.49%	16.23%	to	15.30%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)
2024	0.00%	to	0.80%	34,589	82.21	to	69.13	2,559,959	1.09%	12.01%	to	11.11%
2023	0.00%	to	0.80%	37,212	73.40	to	62.21	2,469,875	0.75%	13.02%	to	12.12%
2022	0.00%	to	0.80%	41,345	64.94	to	55.49	2,439,120	1.23%	-9.82%	to	-10.53%
2021	0.00%	to	0.80%	45,870	72.01	to	62.02	3,018,550	1.13%	25.67%	to	24.67%
2020	0.00%	to	0.80%	45,146	57.30	to	49.75	2,373,580	1.72%	5.41%	to	4.57%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)
2024	0.00%	to	0.80%	1,279	33.15	to	27.88	38,446	2.60%	-0.79%	to	-1.59%
2023	0.00%	to	0.80%	1,316	33.42	to	28.33	40,047	3.38%	21.09%	to	20.13%
2022	0.00%	to	0.80%	1,363	27.60	to	23.58	34,402	3.30%	-7.39%	to	-8.12%
2021	0.00%	to	0.80%	1,513	29.80	to	25.66	41,383	2.02%	4.44%	to	3.60%
2020	0.00%	to	0.80%	1,555	28.53	to	24.77	40,880	3.59%	-0.92%	to	-1.71%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2024	0.00%	to	0.80%	45,419	11.05	to	10.15	480,403	2.40%	-1.00%	to	-1.79%
2023	0.00%	to	0.80%	46,370	11.17	to	10.33	497,032	3.23%	20.76%	to	19.80%
2022	0.00%	to	0.80%	48,983	9.25	to	8.63	436,652	3.08%	-7.61%	to	-8.34%
2021	0.00%	to	0.80%	49,423	10.01	to	9.41	478,718	1.83%	4.16%	to	3.33%
2020	0.00%	to	0.80%	55,282	9.61	to	9.11	515,859	3.33%	-1.16%	to	-1.95%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)
2024	0.50%			1,417	17.18			24,340	3.42%	11.20%
2023	0.50%			1,157	15.45			17,863	1.73%	15.00%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2022	0.50%			1,198	13.43			16,091	0.00%	-19.56%
2021	0.50%			3,546	16.70			59,213	0.00%	15.59%
2020	0.50%	to	0.80%	2,962	14.45	to	14.08	42,549	0.28%	3.59%	to	3.28%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2024	0.50%			3,710	11.62			43,127	2.86%	2.77%
2023	0.50%			3,504	11.31			39,633	6.60%	7.23%
2022	0.50%			3,785	10.55			39,925	5.24%	-7.00%
2021	0.50%			626	11.34			7,100	1.22%	4.31%
2020	0.50%			625	10.87			6,796	2.91%	6.19%
Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)
2024	0.50%	to	0.80%	3,381	11.66	to	11.26	39,259	4.77%	-4.14%	to	-4.43%
2023	0.50%	to	0.80%	3,734	12.16	to	11.78	45,239	2.91%	3.85%	to	3.54%
2022	0.50%	to	0.80%	4,494	11.71	to	11.37	52,547	0.98%	-3.88%	to	-4.17%
2021	0.50%	to	0.80%	6,620	12.18	to	11.87	80,572	0.00%	7.57%	to	7.24%
2020	0.50%	to	0.80%	5,688	11.33	to	11.07	64,352	1.34%	6.85%	to	6.53%
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
2024	0.00%	to	0.80%	9,512	55.72	to	50.34	511,841	0.00%	34.89%	to	33.81%
2023	0.00%	to	0.80%	6,154	41.31	to	37.62	244,277	0.00%	40.93%	to	39.81%
2022	0.00%	to	0.80%	5,333	29.31	to	26.91	151,191	0.00%	-31.11%	to	-31.66%
2021	0.00%	to	0.80%	7,506	42.55	to	39.38	308,316	0.00%	11.93%	to	11.03%
2020	0.00%	to	0.80%	11,929	38.01	to	35.47	437,403	0.08%	42.35%	to	41.22%
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)
2024	0.50%	to	0.80%	743	27.30	to	26.28	20,064	0.29%	16.48%	to	16.13%
2023	0.50%	to	0.80%	1,384	23.44	to	22.63	32,263	0.22%	13.90%	to	13.56%
2022	0.50%	to	0.80%	1,359	20.58	to	19.93	27,816	0.11%	-14.69%	to	-14.94%
2021	0.50%	to	0.80%	1,757	24.12	to	23.43	42,239	0.46%	22.63%	to	22.26%
2020	0.50%	to	0.80%	1,724	19.67	to	19.17	33,786	0.96%	8.70%	to	8.38%
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2024	0.50%	to	0.80%	4,180	14.24	to	13.79	59,497	5.48%	3.36%	to	3.05%
2023	0.50%	to	0.80%	8,383	13.77	to	13.38	115,414	0.00%	6.10%	to	5.79%
2022	0.50%	to	0.80%	20,562	12.98	to	12.65	266,891	7.01%	-14.78%	to	-15.03%
2021	0.50%	to	0.80%	25,164	15.23	to	14.89	383,299	3.19%	9.00%	to	8.67%
2020	0.50%	to	0.80%	25,632	13.98	to	13.70	358,140	8.11%	9.68%	to	9.35%
Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)
2024	0.00%	to	1.00%	240,007	10.41	to	10.14	2,467,645	3.64%	3.06%	to	2.03%
2023	0.00%	to	1.00%	318,304	10.10	to	9.94	3,184,374	2.73%	6.14%	to	5.09%
2022	0.00%	to	1.00%	293,436	9.52	to	9.46	2,781,913	0.58%	-4.80%	to	-5.43%	****
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)
2024	0.00%	to	1.00%	429,655	10.74	to	10.66	4,597,059	1.79%	7.36%	to	6.64%	****
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2024	0.00%	to	1.00%	62,623	31.31	to	21.66	1,724,961	0.00%	24.23%	to	22.99%
2023	0.00%	to	1.00%	90,772	25.20	to	17.61	1,948,465	0.00%	13.15%	to	12.03%
2022	0.00%	to	1.00%	94,976	22.27	to	15.72	1,763,389	0.00%	-30.98%	to	-31.67%
2021	0.00%	to	1.00%	112,976	32.27	to	23.00	3,094,493	0.00%	19.10%	to	17.91%
2020	0.00%	to	1.00%	122,828	27.10	to	19.51	2,837,052	0.03%	40.69%	to	39.29%
Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)
2020	0.00%	to	1.00%	33,220	34.06	to	27.68	1,031,634	1.42%	13.94%	to	12.81%
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
2024	0.00%	to	1.00%	162,574	151.18	to	45.42	23,156,763	0.00%	16.07%	to	14.91%
2023	0.00%	to	1.00%	177,312	130.26	to	39.52	21,957,586	0.23%	34.73%	to	33.40%
2022	0.00%	to	1.00%	191,067	96.68	to	29.63	17,580,066	0.00%	-31.76%	to	-32.44%
2021	0.00%	to	1.00%	199,554	141.68	to	43.86	27,193,716	0.00%	15.49%	to	14.34%
2020	0.00%	to	1.00%	218,105	122.68	to	38.36	25,860,518	0.70%	27.64%	to	26.37%
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2024	0.50%	to	0.80%	19,980	13.28	to	12.86	265,315	0.68%	-2.16%	to	-2.46%
2023	0.50%	to	0.80%	21,083	13.57	to	13.19	286,157	0.56%	20.46%	to	20.10%
2022	0.50%	to	0.80%	16,193	11.27	to	10.98	182,442	0.00%	-27.49%	to	-27.71%
2021	0.50%	to	0.80%	21,399	15.54	to	15.19	332,540	0.00%	9.67%	to	9.34%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2020	0.50%	to	0.80%	24,708	14.17	to	13.89	349,834	0.88%	20.90%	to	20.53%
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)
2024	0.00%	to	0.80%	16,211	12.17	to	11.04	186,961	3.14%	3.16%	to	2.33%
2023	0.00%	to	0.80%	15,420	11.80	to	10.79	173,050	0.00%	8.88%	to	8.02%
2022	0.00%	to	0.80%	13,793	10.84	to	9.99	142,656	0.00%	-11.46%	to	-12.16%
2021	0.00%	to	0.80%	15,026	12.24	to	11.37	176,247	4.81%	-3.41%	to	-4.18%
2020	0.00%	to	0.80%	14,219	12.67	to	11.87	173,421	5.82%	3.40%	to	2.58%
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)
2024	0.00%	to	0.80%	13,619	93.90	to	78.96	1,150,193	0.00%	12.68%	to	11.78%
2023	0.00%	to	0.80%	15,283	83.33	to	70.64	1,150,492	1.18%	18.13%	to	17.19%
2022	0.00%	to	0.80%	14,367	70.54	to	60.28	920,470	0.52%	-15.83%	to	-16.50%
2021	0.00%	to	0.80%	15,891	83.82	to	72.19	1,215,479	0.37%	22.55%	to	21.58%
2020	0.00%	to	0.80%	16,144	68.39	to	59.38	1,009,832	0.61%	19.93%	to	18.97%
Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class (WRASP)
2024	0.00%	to	0.80%	32,972	28.48	to	25.13	864,457	1.77%	12.44%	to	11.54%
2023	0.00%	to	0.80%	38,833	25.33	to	22.53	909,526	2.12%	13.94%	to	13.03%
2022	0.00%	to	0.80%	42,649	22.23	to	19.93	881,068	1.55%	-14.74%	to	-15.42%
2021	0.00%	to	0.80%	45,591	26.08	to	23.56	1,110,714	1.60%	10.44%	to	9.56%
2020	0.00%	to	0.80%	47,675	23.61	to	21.51	1,056,409	2.06%	13.88%	to	12.97%
Ivy Variable Insurance Portfolios - Macquarie VIP High Income Series: Service Class (WRHIP)
2024	0.50%	to	0.80%	31,826	17.28	to	16.64	549,346	6.41%	5.66%	to	5.34%
2023	0.50%	to	0.80%	31,967	16.35	to	15.79	522,069	6.26%	11.20%	to	10.86%
2022	0.50%	to	0.80%	34,958	14.71	to	14.25	513,454	6.64%	-11.41%	to	-11.67%
2021	0.50%	to	0.80%	30,323	16.60	to	16.13	502,575	6.05%	5.53%	to	5.22%
2020	0.50%	to	0.80%	31,725	15.73	to	15.33	498,059	7.52%	5.50%	to	5.18%
Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class (WRMCG)
2024	0.50%	to	0.80%	10,909	34.28	to	33.00	372,480	0.00%	1.69%	to	1.38%
2023	0.50%	to	0.80%	17,374	33.71	to	32.55	583,962	0.00%	19.02%	to	18.67%
2022	0.50%	to	0.80%	21,355	28.32	to	27.43	603,525	0.00%	-31.14%	to	-31.34%
2021	0.50%	to	0.80%	26,394	41.13	to	39.96	1,084,113	0.00%	15.77%	to	15.43%
2020	0.50%	to	0.80%	28,209	35.53	to	34.61	1,000,340	0.00%	48.26%	to	47.82%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2024	0.00%	to	0.80%	52,207	59.56	to	50.08	2,790,574	1.81%	15.15%	to	14.22%
2023	0.00%	to	0.80%	45,927	51.72	to	43.84	2,142,063	1.79%	15.13%	to	14.22%
2022	0.00%	to	0.80%	48,097	44.93	to	38.39	1,958,584	0.93%	-16.62%	to	-17.28%
2021	0.00%	to	0.80%	54,321	53.88	to	46.41	2,666,637	0.70%	16.91%	to	15.98%
2020	0.00%	to	0.80%	53,935	46.09	to	40.01	2,288,378	1.52%	14.03%	to	13.12%
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2024	0.00%	to	1.00%	94,578	73.39	to	59.89	6,243,552	0.01%	28.14%	to	26.86%
2023	0.00%	to	1.00%	100,822	57.28	to	47.21	5,219,149	0.13%	39.65%	to	38.27%
2022	0.00%	to	1.00%	102,640	41.01	to	34.14	3,779,719	0.05%	-33.73%	to	-34.39%
2021	0.00%	to	1.00%	125,075	61.89	to	52.04	7,004,050	0.00%	22.60%	to	21.38%
2020	0.00%	to	1.00%	136,791	50.48	to	42.87	6,282,469	0.17%	39.03%	to	37.65%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)
2024	0.50%	to	0.80%	14,793	24.17	to	23.62	357,387	0.76%	15.03%	to	14.68%
2023	0.50%	to	0.80%	20,372	21.01	to	20.60	427,959	0.17%	17.48%	to	17.13%
2022	0.50%	to	0.80%	15,340	17.89	to	17.58	274,261	0.20%	-16.36%	to	-16.61%
2021	0.50%	to	0.80%	15,706	21.38	to	21.09	335,755	0.32%	16.25%	to	15.90%
2020	0.50%	to	0.80%	19,633	18.39	to	18.19	360,997	0.07%	18.88%	to	18.52%
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2024	0.00%	to	1.00%	151,055	54.57	to	44.70	7,380,769	0.00%	31.76%	to	30.44%
2023	0.00%	to	1.00%	169,220	41.42	to	34.27	6,323,475	0.00%	54.27%	to	52.75%
2022	0.00%	to	1.00%	147,790	26.85	to	22.44	3,554,541	0.00%	-37.12%	to	-37.75%
2021	0.00%	to	1.00%	172,644	42.70	to	36.04	6,638,846	0.11%	17.75%	to	16.57%
2020	0.00%	to	1.00%	189,428	36.26	to	30.92	6,229,070	0.00%	50.73%	to	49.23%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2024	0.00%	to	1.00%	102,329	24.62	to	21.16	2,237,041	1.30%	5.58%	to	4.52%
2023	0.00%	to	1.00%	114,740	23.32	to	20.24	2,384,720	1.43%	10.58%	to	9.49%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2022	0.00%	to	1.00%	121,359	21.09	to	18.49	2,292,932	1.64%	-8.84%	to	-9.74%
2021	0.00%	to	1.00%	144,981	23.13	to	20.48	3,021,901	1.03%	13.29%	to	12.16%
2020	0.00%	to	1.00%	147,441	20.42	to	18.26	2,718,641	1.22%	16.02%	to	14.87%
Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)
2024	0.00%	to	1.00%	461,675	10.88	to	10.80	4,996,603	1.46%	8.76%	to	8.03%	****
Lincoln Variable Insurance Products Trust - LVIP American Century Capital Appreciation Fund: Standard Class II (LACCA2)
2024	0.50%	to	0.80%	10,554	11.51	to	11.49	121,445	0.00%	15.10%	to	14.87%	****
Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)
2024	0.00%	to	1.00%	143,576	10.66	to	10.59	1,525,376	0.94%	6.58%	to	5.86%	****
Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)
2024	0.00%	to	1.00%	36,105	10.02	to	9.95	361,421	0.65%	0.23%	to	-0.45%	****
Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)
2024	0.00%	to	0.80%	68,889	10.33	to	10.27	709,234	3.19%	3.30%	to	2.74%	****
Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)
2024	0.00%	to	0.80%	116,469	10.68	to	10.63	1,240,192	1.99%	6.83%	to	6.25%	****
Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)
2024	0.00%	to	1.00%	2,852	11.94	to	11.86	33,890	0.00%	19.42%	to	18.61%	****
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2024	0.50%	to	0.80%	16,548	10.80	to	10.52	178,544	4.70%	2.14%	to	1.84%
2023	0.50%	to	0.80%	16,914	10.57	to	10.33	178,619	4.39%	5.81%	to	5.49%
2022	0.50%	to	0.80%	17,212	9.99	to	9.79	171,804	3.30%	-14.48%	to	-14.73%
2021	0.50%	to	0.80%	17,601	11.68	to	11.48	205,453	1.95%	-0.74%	to	-1.04%
2020	0.50%	to	0.80%	14,523	11.77	to	11.60	170,790	2.35%	6.89%	to	6.57%
MFS(R)Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)
2024	0.50%			8,425	12.88			108,527	0.00%	13.87%
MFS(R)Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)
2024	0.50%	to	0.80%	11,842	30.69	to	29.54	363,027	0.00%	6.19%	to	5.87%
2023	0.50%	to	0.80%	13,634	28.90	to	27.90	393,638	0.00%	13.84%	to	13.50%
2022	0.50%	to	0.80%	17,106	25.38	to	24.58	433,914	0.00%	-30.11%	to	-30.32%
2021	0.50%	to	0.80%	19,804	36.32	to	35.28	718,830	0.00%	1.29%	to	0.99%
2020	0.50%	to	0.80%	22,300	35.85	to	34.93	798,296	0.00%	45.16%	to	44.73%
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2024	0.00%	to	0.80%	13,194	34.05	to	31.49	439,882	0.35%	16.27%	to	15.33%
2023	0.00%	to	0.80%	13,890	29.29	to	27.30	398,757	0.41%	24.01%	to	23.02%
2022	0.00%	to	0.80%	6,602	23.62	to	22.19	149,901	0.09%	-19.26%	to	-19.90%
2021	0.00%	to	0.80%	15,652	29.25	to	27.71	449,396	0.25%	25.97%	to	24.97%
2020	0.00%	to	0.80%	15,971	23.22	to	22.17	364,983	0.46%	22.53%	to	21.55%
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)
2024	0.50%	to	0.80%	15,623	20.62	to	20.33	322,102	1.18%	13.18%	to	12.84%
2023	0.50%	to	0.80%	17,776	18.22	to	18.02	323,821	1.69%	12.17%	to	11.83%
2022	0.50%			28,539	16.24			463,513	1.01%	-9.24%
2021	0.50%			10,573	17.89			189,201	0.82%	30.33%			****
MFS(R)Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
2024	0.00%	to	0.80%	53,958	72.81	to	61.22	3,561,882	1.57%	11.61%	to	10.72%
2023	0.00%	to	0.80%	59,922	65.23	to	55.29	3,571,746	1.64%	7.93%	to	7.07%
2022	0.00%	to	0.80%	62,409	60.44	to	51.64	3,461,002	1.41%	-5.91%	to	-6.66%
2021	0.00%	to	0.80%	62,829	64.23	to	55.32	3,705,166	1.33%	25.45%	to	24.45%
2020	0.00%	to	0.80%	69,661	51.20	to	44.45	3,285,059	1.57%	3.48%	to	2.65%
MFS(R)Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)
2024	0.50%	to	0.80%	8,310	14.34	to	14.10	119,111	0.91%	8.46%	to	8.13%
2023	0.50%	to	0.80%	19,422	13.23	to	13.04	256,798	1.11%	14.15%	to	13.81%
2022	0.50%	to	0.80%	18,826	11.59	to	11.46	218,104	0.62%	-15.38%	to	-15.63%
2021	0.50%	to	0.80%	17,992	13.69	to	13.58	246,333	0.53%	8.72%	to	8.40%
2020	0.50%	to	0.80%	11,825	12.59	to	12.53	148,914	1.46%	15.26%	to	14.91%	****
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2024	0.00%	to	1.00%	10,684	43.87	to	34.13	406,775	10.38%	11.23%	to	10.12%
2023	0.00%	to	1.00%	10,854	39.44	to	30.99	372,903	8.49%	11.84%	to	10.73%
2022	0.00%	to	1.00%	11,765	35.27	to	27.99	364,503	7.53%	-18.74%	to	-19.54%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2021	0.00%	to	1.00%	13,014	43.40	to	34.79	498,174	5.18%	-2.02%	to	-3.00%
2020	0.00%	to	1.00%	13,742	44.30	to	35.87	538,174	4.35%	5.55%	to	4.49%
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)
2024	0.50%			21,241	10.26			217,913	11.82%	2.66%
2023	0.50%			11,009	9.99			110,012	4.09%	5.14%
2022	0.50%			6,453	9.50			61,332	2.93%	-13.64%
2021	0.50%			4,710	11.01			51,839	2.34%	-0.94%
2020	0.50%			1,164	11.11			12,933	2.23%	3.22%
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)
2024	0.00%	to	0.80%	22,968	64.05	to	53.85	1,320,646	1.66%	9.86%	to	8.98%
2023	0.00%	to	0.80%	26,373	58.30	to	49.42	1,401,872	1.86%	11.99%	to	11.10%
2022	0.00%	to	0.80%	27,937	52.06	to	44.48	1,330,946	1.51%	-3.99%	to	-4.75%
2021	0.00%	to	0.80%	27,616	54.22	to	46.70	1,371,298	1.32%	20.29%	to	19.33%
2020	0.00%	to	0.80%	26,048	45.08	to	39.14	1,073,336	1.75%	3.63%	to	2.80%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2024	0.00%	to	1.00%	92,964	27.08	to	15.92	3,302,842	3.44%	1.03%	to	0.02%
2023	0.00%	to	1.00%	97,032	26.81	to	15.92	3,438,805	2.70%	4.70%	to	3.66%
2022	0.00%	to	1.00%	105,495	25.60	to	15.36	3,503,405	2.02%	-12.55%	to	-13.42%
2021	0.00%	to	1.00%	113,439	29.28	to	17.74	4,294,993	1.64%	-2.08%	to	-3.06%
2020	0.00%	to	1.00%	124,840	29.90	to	18.30	4,754,605	2.05%	6.08%	to	5.03%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2024	0.00%	to	1.00%	35,063	29.14	to	22.52	913,998	1.32%	6.28%	to	5.22%
2023	0.00%	to	1.00%	36,331	27.42	to	21.40	895,943	1.70%	4.16%	to	3.13%
2022	0.00%	to	1.00%	37,980	26.32	to	20.75	903,536	0.90%	-24.75%	to	-25.49%
2021	0.00%	to	1.00%	39,779	34.97	to	27.86	1,263,138	0.92%	-7.28%	to	-8.20%
2020	0.00%	to	1.00%	41,039	37.72	to	30.34	1,408,030	1.93%	13.30%	to	12.17%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2024	0.00%	to	1.00%	149,032	29.74	to	23.46	3,970,159	2.68%	11.31%	to	10.19%
2023	0.00%	to	1.00%	135,682	26.72	to	21.29	3,264,536	2.71%	21.70%	to	20.49%
2022	0.00%	to	1.00%	150,100	21.95	to	17.67	2,976,448	3.66%	-14.12%	to	-14.98%
2021	0.00%	to	1.00%	163,271	25.56	to	20.78	3,780,791	2.53%	12.66%	to	11.54%
2020	0.00%	to	1.00%	170,262	22.69	to	18.63	3,511,530	1.19%	7.95%	to	6.87%
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
2024	0.00%	to	0.80%	125,910	35.20	to	30.32	4,028,230	0.00%	16.00%	to	15.07%
2023	0.00%	to	0.80%	130,683	30.35	to	26.35	3,624,043	0.00%	13.84%	to	12.93%
2022	0.00%	to	0.80%	137,274	26.66	to	23.33	3,365,144	0.00%	-13.74%	to	-14.43%
2021	0.00%	to	0.80%	158,231	30.90	to	27.26	4,523,684	1.09%	14.71%	to	13.80%
2020	0.00%	to	0.80%	168,891	26.94	to	23.96	4,230,284	1.50%	12.00%	to	11.10%
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)
2024	0.00%	to	0.80%	21,300	14.98	to	12.90	291,249	0.00%	0.82%	to	0.02%
2023	0.00%	to	0.80%	22,957	14.86	to	12.90	312,613	0.00%	4.50%	to	3.67%
2022	0.00%	to	0.80%	21,663	14.22	to	12.44	282,357	0.00%	-12.80%	to	-13.50%
2021	0.00%	to	0.80%	23,988	16.31	to	14.39	360,466	1.96%	-0.72%	to	-1.51%
2020	0.00%	to	0.80%	25,959	16.42	to	14.61	394,742	2.09%	9.21%	to	8.34%
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)
2024	0.00%	to	0.80%	62,880	46.37	to	39.94	2,663,975	0.00%	13.23%	to	12.32%
2023	0.00%	to	0.80%	65,934	40.96	to	35.56	2,484,675	0.00%	22.14%	to	21.17%
2022	0.00%	to	0.80%	69,078	33.53	to	29.35	2,139,633	0.00%	-25.05%	to	-25.65%
2021	0.00%	to	0.80%	70,157	44.74	to	39.47	2,911,588	0.00%	16.00%	to	15.08%
2020	0.00%	to	0.80%	74,600	38.57	to	34.30	2,677,922	0.64%	29.93%	to	28.89%
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)
2024	0.00%	to	0.80%	28,675	45.38	to	39.40	1,199,983	0.00%	23.76%	to	22.76%
2023	0.00%	to	0.80%	28,489	36.67	to	32.09	967,078	0.00%	25.68%	to	24.68%
2022	0.00%	to	0.80%	31,625	29.18	to	25.74	857,643	0.00%	-16.82%	to	-17.48%
2021	0.00%	to	0.80%	30,103	35.07	to	31.19	983,351	1.04%	23.65%	to	22.66%
2020	0.00%	to	0.80%	32,579	28.37	to	25.43	864,323	1.64%	13.08%	to	12.18%
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)
2024	0.00%	to	0.80%	60,446	74.24	to	63.94	4,115,766	0.00%	31.15%	to	30.10%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2023	0.00%	to	0.80%	65,678	56.60	to	49.15	3,428,486	0.00%	37.95%	to	36.86%
2022	0.00%	to	0.80%	69,184	41.03	to	35.91	2,615,002	0.00%	-30.22%	to	-30.77%
2021	0.00%	to	0.80%	79,020	58.80	to	51.87	4,318,400	0.00%	21.53%	to	20.57%
2020	0.00%	to	0.80%	81,590	48.38	to	43.02	3,680,981	0.70%	51.49%	to	50.29%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2024	0.00%	to	1.00%	132,298	42.72	to	33.97	5,081,542	0.00%	11.21%	to	10.10%
2023	0.00%	to	1.00%	139,628	38.41	to	30.85	4,833,854	0.00%	17.93%	to	16.76%
2022	0.00%	to	1.00%	156,528	32.57	to	26.42	4,610,678	0.00%	-18.28%	to	-19.09%
2021	0.00%	to	1.00%	166,929	39.86	to	32.66	6,040,159	0.16%	13.63%	to	12.50%
2020	0.00%	to	1.00%	177,165	35.08	to	29.03	5,659,980	0.22%	12.33%	to	11.21%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2024	0.00%	to	1.00%	16,657	28.02	to	22.28	399,583	0.00%	6.09%	to	5.03%
2023	0.00%	to	1.00%	17,949	26.41	to	21.21	408,225	0.00%	11.25%	to	10.14%
2022	0.00%	to	1.00%	19,642	23.74	to	19.26	404,886	0.00%	-14.39%	to	-15.24%
2021	0.00%	to	1.00%	21,606	27.73	to	22.72	523,841	0.20%	6.71%	to	5.65%
2020	0.00%	to	1.00%	26,517	25.99	to	21.51	613,214	0.13%	8.55%	to	7.47%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2024	0.00%	to	1.00%	223,293	22.10	to	21.09	8,770,438	1.03%	24.76%	to	23.51%
2023	0.00%	to	1.00%	203,180	17.71	to	17.08	6,516,094	1.23%	25.96%	to	24.71%
2022	0.00%	to	1.00%	227,635	14.06	to	13.69	5,931,111	1.25%	-18.31%	to	-19.13%
2021	0.00%	to	1.00%	216,554	17.22	to	16.93	7,022,875	2.20%	28.37%	to	27.09%
2020	0.00%	to	1.00%	194,819	13.41	to	13.32	5,055,237	1.98%	34.11%	to	33.22%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2024	0.50%	to	1.00%	55,401	42.07	to	37.51	2,312,100	0.00%	12.07%	to	11.51%
2023	0.50%	to	1.00%	56,946	37.54	to	33.64	2,120,001	0.00%	18.79%	to	18.20%
2022	0.50%	to	1.00%	60,046	31.60	to	28.46	1,880,748	0.00%	-19.29%	to	-19.69%
2021	0.50%	to	1.00%	62,680	39.16	to	35.44	2,431,960	0.13%	14.93%	to	14.35%
2020	0.50%	to	1.00%	66,189	34.07	to	30.99	2,233,098	0.23%	12.25%	to	11.69%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2024	0.00%	to	1.00%	7,461	21.54	to	17.13	144,389	0.00%	3.82%	to	2.78%
2023	0.00%	to	1.00%	8,378	20.75	to	16.66	155,138	0.00%	8.03%	to	6.96%
2022	0.00%	to	1.00%	9,777	19.21	to	15.58	169,482	0.00%	-12.19%	to	-13.06%
2021	0.00%	to	1.00%	10,553	21.88	to	17.92	209,910	0.24%	2.75%	to	1.73%
2020	0.00%	to	1.00%	10,931	21.29	to	17.62	212,406	0.10%	6.71%	to	5.65%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2024	0.00%	to	1.00%	54,230	34.95	to	27.79	1,734,010	0.00%	9.02%	to	7.93%
2023	0.00%	to	1.00%	63,977	32.06	to	25.75	1,880,269	0.00%	14.72%	to	13.58%
2022	0.00%	to	1.00%	76,970	27.94	to	22.67	1,989,082	0.00%	-16.55%	to	-17.38%
2021	0.00%	to	1.00%	90,680	33.49	to	27.44	2,815,479	0.19%	10.31%	to	9.22%
2020	0.00%	to	1.00%	104,838	30.36	to	25.12	2,948,078	0.14%	10.34%	to	9.25%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
2024	0.50%	to	0.80%	61,018	14.03	to	13.59	855,851	3.39%	2.37%	to	2.06%
2023	0.00%	to	0.80%	58,189	14.39	to	13.31	797,502	2.33%	17.31%	to	16.38%
2022	0.00%	to	0.80%	58,339	12.26	to	11.44	684,986	3.71%	-14.51%	to	-15.19%
2021	0.00%	to	0.80%	60,384	14.34	to	13.49	833,610	2.71%	10.53%	to	9.65%
2020	0.00%	to	0.80%	61,991	12.98	to	12.30	778,140	2.41%	7.34%	to	6.48%
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2024	0.00%	to	0.80%	21,061	34.57	to	29.07	668,431	5.35%	6.28%	to	5.43%
2023	0.00%	to	0.80%	25,816	32.53	to	27.57	771,334	6.12%	13.13%	to	12.23%
2022	0.00%	to	0.80%	26,586	28.75	to	24.57	704,294	5.51%	-11.93%	to	-12.63%
2021	0.00%	to	0.80%	28,295	32.65	to	28.12	853,634	3.93%	4.96%	to	4.13%
2020	0.00%	to	0.80%	39,381	31.10	to	27.01	1,132,876	5.54%	6.02%	to	5.17%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)
2022	0.50%			15	13.03			195	0.00%	-15.38%
2021	0.50%			23	15.40			354	0.40%	11.78%
2020	0.50%			33	13.77			455	0.11%	6.06%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)
2024	0.80%			17	13.89			231	0.00%	6.96%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2023	0.80%			13	12.98			174	0.00%	11.49%
2022	0.80%			5	11.65			58	0.00%	-14.55%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2024	0.00%	to	1.00%	81,729	80.39	to	57.26	5,783,208	1.07%	13.49%	to	12.36%
2023	0.00%	to	1.00%	84,905	70.83	to	50.96	5,310,613	1.20%	16.06%	to	14.91%
2022	0.00%	to	1.00%	95,366	61.03	to	44.35	5,162,780	1.15%	-13.40%	to	-14.26%
2021	0.00%	to	1.00%	109,885	70.48	to	51.72	6,869,989	1.17%	24.26%	to	23.02%
2020	0.00%	to	1.00%	125,839	56.72	to	42.04	6,328,270	1.21%	13.11%	to	11.99%
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
2024	0.00%	to	1.00%	29,994	33.34	to	25.53	879,123	7.87%	10.34%	to	9.24%
2023	0.00%	to	1.00%	19,733	30.21	to	23.37	532,772	5.77%	8.70%	to	7.62%
2022	0.00%	to	1.00%	31,844	27.80	to	21.72	792,940	3.46%	-2.30%	to	-3.27%
2021	0.00%	to	1.00%	38,558	28.45	to	22.45	969,018	5.24%	5.24%	to	4.19%
2020	0.00%	to	1.00%	41,052	27.03	to	21.55	987,477	2.88%	4.06%	to	3.02%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)
2024	0.50%	to	0.80%	4,432	16.34	to	15.82	72,411	0.00%	10.76%	to	10.43%
2023	0.50%	to	0.80%	4,529	14.75	to	14.33	66,797	0.00%	12.05%	to	11.72%
2022	0.50%	to	0.80%	4,633	13.16	to	12.83	60,985	0.00%	-15.51%	to	-15.76%
2021	0.50%	to	0.80%	613	15.58	to	15.23	9,550	0.00%	15.14%	to	14.80%	****
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)
2024	0.50%	to	0.80%	606	14.70	to	14.24	8,898	0.00%	8.35%	to	8.03%
2023	0.50%	to	0.80%	671	13.57	to	13.18	9,108	0.00%	12.14%	to	11.81%
2022	0.50%	to	0.80%	745	12.10	to	11.79	9,012	0.00%	-14.04%	to	-14.30%
2021	0.80%			6	13.76			83	0.34%	9.36%
2020	0.80%			5	12.58			63	0.69%	4.48%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2024	0.00%	to	1.00%	98,072	59.97	to	51.28	5,440,385	1.72%	15.32%	to	14.16%
2023	0.00%	to	1.00%	115,786	52.01	to	44.91	5,601,192	1.72%	8.84%	to	7.76%
2022	0.00%	to	1.00%	130,231	47.78	to	41.68	5,823,987	1.18%	-1.13%	to	-2.11%
2021	0.00%	to	1.00%	144,197	48.33	to	42.58	6,553,889	1.23%	34.53%	to	33.19%
2020	0.00%	to	1.00%	163,921	35.92	to	31.97	5,558,196	1.63%	1.49%	to	0.48%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2024	0.00%	to	1.00%	134,602	19.90	to	19.06	2,622,943	1.93%	15.49%	to	14.33%
2023	0.00%	to	1.00%	145,220	17.23	to	16.67	2,462,708	1.66%	9.00%	to	7.91%
2022	0.00%	to	1.00%	178,719	15.81	to	15.45	2,793,575	1.44%	-1.02%	to	-2.00%
2021	0.00%	to	1.00%	168,203	15.97	to	15.76	2,669,024	1.41%	34.71%	to	33.37%
2020	0.00%	to	1.00%	158,052	11.86	to	11.82	1,870,985	1.43%	18.55%	to	18.19%	****
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2024	0.50%	to	0.80%	15,179	10.74	to	10.40	162,784	2.58%	0.57%	to	0.27%
2023	0.50%	to	0.80%	15,272	10.68	to	10.38	162,927	2.80%	4.67%	to	4.36%
2022	0.50%	to	0.80%	11,882	10.21	to	9.94	121,153	1.78%	-13.82%	to	-14.08%
2021	0.50%	to	0.80%	19,400	11.84	to	11.57	229,625	2.04%	-2.57%	to	-2.86%
2020	0.50%	to	0.80%	21,326	12.15	to	11.91	258,968	1.92%	6.66%	to	6.34%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2024	0.00%	to	1.00%	36,163	15.64	to	13.24	522,540	3.63%	1.37%	to	0.36%
2023	0.00%	to	1.00%	25,626	15.43	to	13.19	363,036	2.92%	5.19%	to	4.14%
2022	0.00%	to	1.00%	34,097	14.67	to	12.67	457,103	2.32%	-14.69%	to	-15.54%
2021	0.00%	to	1.00%	35,198	17.20	to	15.00	558,390	1.76%	-1.03%	to	-2.01%
2020	0.00%	to	1.00%	44,198	17.38	to	15.31	701,316	2.57%	7.01%	to	5.95%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)
2024	0.00%	to	0.80%	11,835	27.81	to	24.34	301,150	0.00%	12.58%	to	11.68%
2023	0.00%	to	0.80%	29,239	24.70	to	21.80	666,683	0.00%	16.45%	to	15.53%
2022	0.00%	to	0.80%	34,005	21.21	to	18.87	668,905	0.00%	-14.95%	to	-15.63%
2021	0.00%	to	0.80%	33,834	24.94	to	22.36	786,428	0.27%	15.75%	to	14.83%
2020	0.00%	to	0.80%	35,502	21.55	to	19.47	716,085	0.98%	11.67%	to	10.78%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)
2024	0.50%	to	0.80%	2,183	16.38	to	15.58	35,700	0.00%	4.65%	to	4.34%
2023	0.50%	to	0.80%	4,008	15.65	to	14.94	62,605	0.00%	8.37%	to	8.05%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2022	0.00%	to	0.80%	4,008	14.45	to	13.82	57,710	0.00%	-12.41%	to	-12.67%
2021	0.00%	to	0.80%	2,619	17.66	to	15.83	42,920	0.08%	4.49%	to	3.65%
2020	0.00%	to	0.80%	5,528	16.90	to	15.27	89,855	0.25%	7.69%	to	6.83%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)
2024	0.50%	to	0.80%	20,818	27.36	to	26.03	564,722	0.00%	13.17%	to	12.83%
2023	0.50%	to	0.80%	24,989	24.18	to	23.07	600,068	0.00%	17.48%	to	17.13%
2022	0.50%	to	0.80%	31,429	20.58	to	19.69	643,662	0.00%	-15.44%	to	-15.69%
2021	0.50%	to	0.80%	29,332	24.34	to	23.36	710,168	0.25%	17.53%	to	17.18%
2020	0.50%	to	0.80%	30,052	20.71	to	19.93	617,916	1.03%	11.80%	to	11.46%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)
2024	0.00%	to	0.80%	7,300	21.61	to	18.91	146,070	0.00%	7.79%	to	6.93%
2023	0.00%	to	0.80%	7,891	20.04	to	17.68	146,736	0.00%	11.88%	to	10.99%
2022	0.00%	to	0.80%	6,090	17.92	to	15.93	101,713	0.00%	-13.05%	to	-13.74%
2021	0.00%	to	0.80%	7,438	20.61	to	18.47	143,083	0.25%	9.23%	to	8.36%
2020	0.00%	to	0.80%	7,909	18.86	to	17.05	139,289	0.56%	9.15%	to	8.28%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)
2024	0.00%	to	0.80%	43,559	25.80	to	22.58	1,041,973	0.00%	11.18%	to	10.29%
2023	0.00%	to	0.80%	46,313	23.21	to	20.48	999,176	0.00%	14.95%	to	14.04%
2022	0.00%	to	0.80%	48,193	20.19	to	17.96	907,906	0.00%	-14.08%	to	-14.76%
2021	0.00%	to	0.80%	53,754	23.50	to	21.07	1,183,468	0.27%	13.64%	to	12.73%
2020	0.00%	to	0.80%	55,576	20.68	to	18.69	1,082,623	0.84%	10.77%	to	9.89%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)
2024	0.50%	to	0.80%	15,798	29.18	to	27.76	458,813	0.00%	14.86%	to	14.52%
2023	0.50%	to	0.80%	16,704	25.41	to	24.24	421,550	0.00%	19.15%	to	18.79%
2022	0.00%	to	0.80%	17,943	21.32	to	20.41	380,556	0.00%	-15.66%	to	-15.91%
2021	0.50%	to	0.80%	12,806	25.28	to	24.27	321,731	0.19%	19.59%	to	19.23%
2020	0.50%	to	0.80%	13,489	21.14	to	20.35	281,962	1.06%	12.18%	to	11.84%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)
2024	0.00%	to	0.80%	18,408	23.44	to	20.52	396,576	0.00%	9.34%	to	8.47%
2023	0.00%	to	0.80%	20,131	21.44	to	18.92	398,632	0.00%	13.40%	to	12.50%
2022	0.00%	to	0.80%	21,799	18.91	to	16.82	382,577	0.00%	-13.60%	to	-14.29%
2021	0.00%	to	0.80%	24,646	21.88	to	19.62	503,196	0.26%	11.12%	to	10.24%
2020	0.00%	to	0.80%	25,113	19.69	to	17.80	463,425	0.69%	9.71%	to	8.84%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2024	0.50%	to	0.80%	3,649	24.56	to	23.44	89,118	0.00%	7.25%	to	6.93%
2023	0.50%	to	0.80%	4,026	22.90	to	21.92	91,604	0.00%	12.48%	to	12.14%
2022	0.50%	to	0.80%	4,252	20.36	to	19.54	86,076	0.00%	-15.41%	to	-15.67%
2021	0.00%	to	0.80%	17,731	25.65	to	23.18	447,186	0.21%	8.24%	to	7.38%
2020	0.00%	to	0.80%	22,166	23.69	to	21.58	513,028	0.13%	9.41%	to	8.53%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2024	0.50%	to	0.80%	2,736	32.37	to	30.88	86,852	0.00%	9.92%	to	9.59%
2023	0.50%	to	0.80%	3,046	29.45	to	28.18	88,175	0.00%	15.80%	to	15.45%
2022	0.50%	to	0.80%	3,484	25.43	to	24.41	87,293	0.00%	-17.98%	to	-18.22%
2021	0.50%	to	0.80%	3,891	31.00	to	29.85	119,097	0.15%	11.60%	to	11.27%
2020	0.50%	to	0.80%	5,098	27.78	to	26.82	140,259	0.18%	11.06%	to	10.73%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)
2024	0.50%	to	0.80%	11,437	12.68	to	12.52	144,925	0.00%	10.12%	to	9.79%
2023	0.50%	to	0.80%	12,010	11.51	to	11.40	138,219	0.00%	15.98%	to	15.64%
2022	0.50%	to	0.80%	13,893	9.93	to	9.86	137,879	0.00%	-17.91%	to	-18.15%
2021	0.50%	to	0.80%	17,825	12.09	to	12.05	215,513	0.36%	11.81%	to	11.48%
2020	0.50%	to	0.80%	16,724	10.81			180,831	0.00%	8.13%	to	8.07%	****
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2024	0.50%			1,168	9.86			11,520	3.03%	0.31%
2023	0.50%			766	9.83			7,533	2.72%	4.70%
2022	0.50%			691	9.39			6,490	1.54%	-14.16%
2021	0.50%			609	10.94			6,664	0.36%	-2.51%
2020	0.50%			5,262	11.22			59,062	1.61%	6.59%
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2024	0.50%			6,404	17.35			111,140	1.71%	14.99%
2023	0.50%			3,513	15.09			53,013	2.74%	19.88%
2022	0.50%			1,295	12.59			16,303	1.49%	-16.80%
2021	0.50%			509	15.13			7,701	1.45%	21.26%
2020	0.50%			93	12.48			1,160	1.39%	15.18%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)
2024	0.50%	to	0.80%	44,066	12.16	to	12.00	534,695	0.00%	8.63%	to	8.30%
2023	0.50%	to	0.80%	45,209	11.19	to	11.08	505,035	0.00%	14.38%	to	14.04%
2022	0.50%	to	0.80%	45,961	9.78	to	9.72	449,068	0.00%	-16.91%	to	-17.15%
2021	0.50%	to	0.80%	43,886	11.77	to	11.73	516,451	0.44%	9.89%	to	9.56%
2020	0.50%	to	0.80%	31,414	10.71			336,576	0.00%	7.14%	to	7.08%	****
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
2024	0.50%	to	0.80%	49,296	14.15	to	13.70	697,514	3.72%	2.59%	to	2.28%
2023	0.50%	to	0.80%	42,850	13.79	to	13.40	590,943	2.55%	16.99%	to	16.64%
2022	0.50%	to	0.80%	42,169	11.79	to	11.49	497,088	3.97%	-14.72%	to	-14.97%
2021	0.50%	to	0.80%	41,481	13.82	to	13.51	573,362	3.10%	10.29%	to	9.96%
2020	0.50%	to	0.80%	37,902	12.53	to	12.29	475,070	2.57%	7.00%	to	6.68%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)
2024	0.50%	to	0.80%	43,580	16.37	to	15.57	712,617	3.50%	1.51%	to	1.20%
2023	0.50%	to	0.80%	39,505	16.12	to	15.38	636,341	3.65%	6.86%	to	6.54%
2022	0.50%	to	0.80%	41,172	15.09	to	14.44	620,694	2.20%	-13.89%	to	-14.15%
2021	0.00%	to	0.80%	53,350	18.76	to	16.82	934,260	5.70%	-0.72%	to	-1.52%
2020	0.00%	to	0.80%	7,814	18.90	to	17.08	138,495	2.79%	9.31%	to	8.44%
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)
2024	0.00%	to	1.00%	198,514	14.13	to	12.69	2,653,820	0.33%	-1.35%	to	-2.34%
2023	0.00%	to	1.00%	212,447	14.32	to	13.00	2,893,788	1.90%	15.67%	to	14.52%
2022	0.00%	to	1.00%	223,122	12.38	to	11.35	2,641,030	0.00%	-37.93%	to	-38.54%
2021	0.00%	to	1.00%	251,824	19.94	to	18.47	4,820,204	0.37%	-1.08%	to	-2.07%
2020	0.00%	to	1.00%	275,974	20.16	to	18.86	5,365,925	1.00%	51.04%	to	49.54%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2024	0.00%	to	0.80%	32,366	14.82	to	14.33	469,321	6.20%	4.44%	to	3.60%
2023	0.00%	to	0.80%	34,467	14.19	to	13.83	480,958	2.71%	15.67%	to	14.75%
2022	0.00%	to	0.80%	36,538	12.26	to	12.05	443,071	3.87%	-5.86%	to	-6.61%
2021	0.00%	to	0.80%	31,178	13.03	to	12.90	403,674	3.40%	10.58%	to	9.70%
2020	0.00%	to	0.80%	29,447	11.78	to	11.76	346,567	0.00%	17.82%	to	17.62%	****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2024	0.00%	to	1.00%	85,018	76.19	to	64.49	6,037,428	0.81%	26.06%	to	24.80%
2023	0.00%	to	1.00%	86,979	60.44	to	51.68	4,894,209	5.46%	35.36%	to	34.01%
2022	0.00%	to	1.00%	74,517	44.65	to	38.56	3,106,124	5.09%	-12.49%	to	-13.36%
2021	0.00%	to	1.00%	83,106	51.02	to	44.51	3,998,123	0.00%	40.45%	to	39.05%
2020	0.00%	to	1.00%	88,991	36.33	to	32.01	3,057,714	0.00%	30.09%	to	28.80%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
2024	0.00%	to	1.00%	890,867	38.20	to	32.34	31,285,551	0.00%	18.50%	to	17.32%
2023	0.00%	to	1.00%	959,585	32.24	to	27.56	28,580,968	0.00%	20.58%	to	19.38%
2022	0.00%	to	1.00%	1,013,991	26.74	to	23.09	25,169,298	0.00%	-37.61%	to	-38.23%
2021	0.00%	to	1.00%	1,080,260	42.85	to	37.38	43,213,992	0.12%	-4.70%	to	-5.65%
2020	0.00%	to	1.00%	1,127,495	44.97	to	39.62	47,505,905	0.00%	60.90%	to	59.30%
Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II (NVMMV2)
2024	0.00%	to	1.00%	614,843	37.42	to	31.68	21,168,074	1.00%	8.49%	to	7.40%
2023	0.00%	to	1.00%	657,136	34.50	to	29.50	20,943,789	1.51%	8.63%	to	7.55%
2022	0.00%	to	1.00%	702,501	31.76	to	27.42	20,715,786	1.37%	-2.66%	to	-3.63%
2021	0.00%	to	1.00%	746,061	32.62	to	28.46	22,712,209	0.74%	24.02%	to	22.78%
2020	0.00%	to	1.00%	795,881	26.31	to	23.18	19,605,450	2.08%	-1.14%	to	-2.13%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)
2024	0.00%	to	0.80%	425,406	44.40	to	38.86	17,421,703	0.43%	21.48%	to	20.51%
2023	0.00%	to	1.00%	458,999	36.55	to	31.25	15,538,818	0.52%	23.39%	to	22.17%
2022	0.00%	to	1.00%	493,286	29.62	to	25.58	13,596,367	0.39%	-17.06%	to	-17.89%
2021	0.00%	to	1.00%	528,004	35.71	to	31.15	17,639,821	0.30%	26.57%	to	25.31%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2020	0.00%	to	1.00%	574,688	28.22	to	24.86	15,229,689	0.42%	13.55%	to	12.42%
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I (NVNSR1)
2024	0.50%	to	0.80%	4,853	34.35	to	32.67	166,682	0.24%	8.09%	to	7.76%
2023	0.50%	to	0.80%	5,872	31.78	to	30.32	186,565	0.34%	19.99%	to	19.64%
2022	0.50%	to	0.80%	5,938	26.48	to	25.34	157,230	0.51%	-23.30%	to	-23.53%
2021	0.50%	to	0.80%	5,950	34.53	to	33.14	205,405	0.37%	26.18%	to	25.80%
2020	0.50%	to	0.80%	5,515	27.36	to	26.34	150,861	0.81%	12.80%	to	12.46%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2024	0.00%	to	1.00%	1,316,466	84.77	to	72.48	103,723,572	1.20%	22.80%	to	21.57%
2023	0.00%	to	1.00%	1,434,492	69.03	to	59.62	92,420,535	1.44%	23.88%	to	22.65%
2022	0.00%	to	1.00%	1,539,144	55.72	to	48.61	80,386,932	0.87%	-22.10%	to	-22.88%
2021	0.00%	to	1.00%	1,664,986	71.53	to	63.03	112,064,798	0.54%	30.24%	to	28.95%
2020	0.00%	to	1.00%	1,591,211	54.92	to	48.88	82,506,351	1.34%	18.90%	to	17.71%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2024	0.00%	to	1.00%	230,622	26.55	to	22.47	5,676,480	2.30%	10.72%	to	9.62%
2023	0.00%	to	1.00%	272,564	23.98	to	20.50	6,105,921	2.41%	12.88%	to	11.76%
2022	0.00%	to	1.00%	260,111	21.24	to	18.34	5,147,212	1.43%	-28.52%	to	-29.23%
2021	0.00%	to	1.00%	302,132	29.71	to	25.92	8,395,990	1.08%	46.75%	to	45.29%
2020	0.00%	to	1.00%	319,829	20.25	to	17.84	6,079,783	1.48%	-5.39%	to	-6.33%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2024	0.50%	to	0.80%	22,771	25.34	to	24.47	576,895	0.95%	10.32%	to	9.98%
2023	0.50%	to	0.80%	25,367	22.97	to	22.25	582,511	1.17%	15.77%	to	15.42%
2022	0.50%	to	0.80%	25,551	19.84	to	19.28	506,798	0.92%	-21.12%	to	-21.35%
2021	0.50%	to	0.80%	24,362	25.16	to	24.51	612,592	0.84%	13.63%	to	13.29%
2020	0.50%	to	0.80%	18,982	22.14	to	21.64	419,841	1.01%	18.72%	to	18.37%
Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I (NVSTB1)
2024	0.50%			1,679	10.41			17,482	2.50%	4.13%			****
Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)
2024	0.00%	to	0.80%	5,283	13.42			70,876	3.83%	5.06%
2023	0.00%	to	0.80%	6,090	12.77	to	11.27	71,906	3.12%	5.69%	to	4.85%
2022	0.00%	to	0.80%	8,290	12.08	to	10.74	92,619	1.38%	-5.67%	to	-6.42%
2021	0.00%	to	0.80%	16,888	12.81	to	11.48	201,666	0.88%	-0.59%	to	-1.38%
2020	0.00%	to	0.80%	19,701	12.88	to	11.64	237,922	2.33%	2.83%	to	2.29%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2024	0.00%	to	0.80%	989	23.81	to	21.01	21,634	3.81%	4.25%	to	3.42%
2023	0.00%	to	0.80%	1,940	22.84	to	20.31	41,023	2.40%	15.56%	to	14.64%
2022	0.00%	to	0.80%	2,160	19.76	to	17.72	39,837	3.54%	-5.99%	to	-6.74%
2021	0.50%	to	0.80%	2,146	19.73	to	19.00	42,041	1.97%	9.85%	to	9.52%
2020	0.50%	to	0.80%	3,111	17.96	to	17.35	55,095	1.41%	4.65%	to	4.34%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2024	0.00%	to	1.00%	669,030	17.98	to	11.24	13,195,133	4.78%	4.88%	to	3.83%
2023	0.00%	to	1.00%	633,494	17.15	to	10.82	11,854,184	4.63%	4.75%	to	3.70%
2022	0.00%	to	1.00%	818,867	16.37	to	10.44	14,614,040	1.36%	1.30%	to	0.29%
2021	0.00%	to	1.00%	633,266	16.16	to	10.41	11,158,000	0.00%	0.00%	to	-1.00%
2020	0.00%	to	1.30%	983,748	16.16	to	14.25	15,844,953	0.22%	0.24%	to	-1.06%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2024	0.00%	to	1.00%	122,935	133.15	to	52.45	17,744,170	0.12%	13.08%	to	11.95%
2023	0.00%	to	1.00%	135,999	117.75	to	46.85	17,483,766	0.51%	13.99%	to	12.86%
2022	0.00%	to	1.00%	144,812	103.30	to	41.51	16,432,911	0.44%	-18.77%	to	-19.57%
2021	0.00%	to	1.00%	156,064	127.16	to	51.62	21,875,493	0.00%	30.84%	to	29.54%
2020	0.00%	to	1.30%	170,516	97.19	to	93.51	18,301,955	0.02%	22.69%	to	21.10%
Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I (SCGF)
2024	0.00%	to	1.00%	67,482	33.85	to	26.48	2,055,242	0.00%	21.21%	to	20.00%
2023	0.00%	to	1.00%	72,182	27.92	to	22.07	1,816,792	0.00%	17.47%	to	16.30%
2022	0.00%	to	1.00%	62,558	23.77	to	18.97	1,349,805	0.00%	-30.37%	to	-31.06%
2021	0.00%	to	1.00%	86,854	34.14	to	27.52	2,701,314	0.00%	10.31%	to	9.21%
2020	0.00%	to	1.00%	95,021	30.95	to	25.20	2,695,044	0.00%	40.89%	to	39.49%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2024	0.00%	to	1.00%	51,341	85.07	to	52.90	3,800,119	0.73%	6.53%	to	5.47%
2023	0.00%	to	1.00%	53,018	79.86	to	50.16	3,690,615	0.42%	17.45%	to	16.28%
2022	0.00%	to	1.00%	58,424	67.99	to	43.14	3,467,370	0.33%	-12.91%	to	-13.78%
2021	0.00%	to	1.00%	64,741	78.07	to	50.03	4,442,388	0.00%	32.04%	to	30.73%
2020	0.00%	to	1.00%	63,527	59.13	to	38.27	3,323,166	0.08%	5.15%	to	4.11%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2024	0.00%	to	1.00%	368,481	92.42	to	37.30	60,607,065	1.06%	13.66%	to	12.52%
2023	0.00%	to	1.00%	396,760	81.32	to	33.15	57,389,911	1.34%	8.27%	to	7.20%
2022	0.00%	to	1.00%	424,376	75.10	to	30.92	56,928,961	1.17%	-8.44%	to	-9.35%
2021	0.00%	to	1.00%	456,227	82.03	to	34.11	66,619,119	0.76%	21.88%	to	20.67%
2020	0.00%	to	1.00%	520,817	67.30	to	28.27	60,378,563	1.15%	10.35%	to	9.26%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)
2024	0.00%	to	1.00%	85,930	25.77	to	23.52	2,138,979	0.00%	24.02%	to	22.78%
2023	0.00%	to	1.00%	92,834	20.78	to	19.16	1,865,635	0.00%	18.15%	to	16.97%
2022	0.00%	to	1.00%	109,373	17.59	to	16.38	1,876,189	0.00%	-28.73%	to	-29.44%
2021	0.00%	to	1.00%	114,680	24.68	to	23.21	2,768,638	0.00%	12.99%	to	11.87%
2020	0.00%	to	1.00%	116,522	21.84	to	20.75	2,498,887	0.00%	39.98%	to	38.59%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)
2024	0.00%	to	0.80%	2,652	91.77	to	77.17	220,588	0.00%	23.76%	to	22.77%
2023	0.00%	to	0.80%	2,413	74.15	to	62.86	163,103	0.00%	17.96%	to	17.03%
2022	0.00%	to	0.80%	2,903	62.86	to	53.71	166,820	0.00%	-28.83%	to	-29.39%
2021	0.00%	to	0.80%	2,864	88.32	to	76.07	232,182	0.00%	12.72%	to	11.83%
2020	0.00%	to	0.80%	2,929	78.35	to	68.03	210,884	0.00%	39.71%	to	38.60%
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class S Shares (AMRS)
2023	0.00%			47	34.57			1,628	0.51%	10.69%
2021	0.00%			132	34.69			4,579	0.20%	32.52%
2020	0.00%			279	26.18			7,303	0.60%	-2.83%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2024	0.00%	to	1.00%	117,898	86.51	to	19.90	6,533,480	0.23%	25.84%	to	24.58%
2023	0.00%	to	1.00%	119,910	68.75	to	15.97	5,291,276	0.35%	26.90%	to	25.64%
2022	0.00%	to	1.00%	131,435	54.17	to	12.71	4,536,223	0.44%	-18.45%	to	-19.26%
2021	0.00%	to	1.00%	135,780	66.43	to	15.74	5,707,429	0.38%	23.48%	to	22.25%
2020	0.00%	to	1.00%	138,566	53.80	to	12.88	4,736,936	0.62%	19.56%	to	18.37%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)
2024	0.00%	to	1.00%	44,616	21.63	to	13.74	1,106,859	5.22%	6.10%	to	5.03%
2023	0.00%	to	1.00%	54,802	20.39	to	13.08	1,271,021	4.36%	5.90%	to	4.85%
2022	0.00%	to	1.00%	63,108	19.25	to	12.47	1,379,328	3.86%	-5.19%	to	-6.13%
2021	0.00%	to	1.00%	62,402	20.30	to	13.29	1,453,796	2.53%	0.74%	to	-0.26%
2020	0.00%	to	1.00%	72,881	20.15	to	13.32	1,636,326	2.47%	3.46%	to	2.43%
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)
2024	0.50%	to	0.80%	1,051	14.07	to	13.58	14,595	2.39%	5.43%	to	5.11%
2023	0.50%			709	13.34			9,463	0.17%	8.63%
2022	0.50%			752	12.28			9,237	18.90%	-12.52%
2021	0.50%			793	14.04			11,135	0.99%	7.97%
2020	0.50%			828	13.01			10,768	2.14%	5.14%
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)
2024	0.50%	to	0.80%	149	15.21	to	14.69	2,267	2.21%	7.09%	to	6.76%
2023	0.50%	to	0.80%	215	14.21	to	13.76	3,044	0.36%	10.45%	to	10.12%
2022	0.50%	to	0.80%	247	12.86	to	12.49	3,172	8.32%	-14.22%	to	-14.47%
2021	0.50%	to	0.80%	284	14.99	to	14.61	4,254	1.03%	11.87%	to	11.53%
2020	0.50%	to	0.80%	178	13.40	to	13.10	2,369	2.02%	4.65%	to	4.34%
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)
2024	0.80%			10	14.62			149	2.61%	6.72%
2023	0.80%			9	13.70			123	0.36%	9.35%
2022	0.80%			8	12.53			100	16.87%	-14.21%
2021	0.80%			6	14.60			88	1.07%	10.10%
2020	0.80%			5	13.26			66	2.33%	5.06%
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2024	0.50%	to	0.80%	13,686	15.55	to	14.97	212,816	6.08%	3.22%	to	2.91%
2023	0.50%	to	0.80%	21,723	15.06	to	14.55	327,223	2.96%	7.60%	to	7.28%
2022	0.50%	to	0.80%	21,953	14.00	to	13.56	306,997	7.78%	-12.28%	to	-12.55%
2021	0.50%	to	0.80%	17,872	15.96	to	15.50	285,228	11.00%	15.65%	to	15.31%
2020	0.50%	to	0.80%	17,554	13.80	to	13.45	242,205	5.05%	7.47%	to	7.15%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
2024	0.50%	to	0.80%	4,537	11.08	to	10.57	50,250	3.36%	-3.89%	to	-4.18%
2023	0.50%	to	0.80%	4,426	11.53	to	11.03	50,992	2.53%	5.69%	to	5.37%
2022	0.50%	to	0.80%	4,992	10.91	to	10.47	54,433	1.50%	-19.39%	to	-19.63%
2021	0.50%	to	0.80%	9,201	13.53	to	13.02	124,463	5.66%	-7.98%	to	-8.26%
2020	0.50%	to	0.80%	10,566	14.70	to	14.19	155,281	4.77%	10.22%	to	9.89%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2024	0.00%	to	0.80%	66,131	14.23	to	12.55	896,829	3.99%	4.50%	to	3.66%
2023	0.00%	to	0.80%	66,440	13.62	to	12.11	864,919	3.60%	4.98%	to	4.14%
2022	0.00%	to	0.80%	70,914	12.97	to	11.63	880,847	1.61%	-5.75%	to	-6.50%
2021	0.00%	to	0.80%	94,932	13.77	to	12.43	1,247,283	0.52%	-0.93%	to	-1.72%
2020	0.00%	to	0.80%	111,242	13.89	to	12.65	1,480,269	1.20%	2.99%	to	2.17%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)
2024	0.50%	to	0.80%	12,227	8.30	to	8.04	101,359	1.65%	3.64%	to	3.33%
2023	0.50%	to	0.80%	26,216	8.01	to	7.78	209,856	20.88%	-8.31%	to	-8.59%
2022	0.50%	to	0.80%	45,547	8.73	to	8.51	397,724	19.02%	8.07%	to	7.75%
2021	0.50%	to	0.80%	8,113	8.08	to	7.90	65,529	3.97%	32.68%	to	32.28%
2020	0.50%	to	0.80%	4,245	6.09	to	5.97	25,841	6.11%	0.85%	to	0.54%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2020	0.50%	to	0.80%	45,592	13.67	to	13.28	622,924	2.08%	8.10%	to	7.77%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)
2024	0.50%	to	0.80%	14,464	11.19	to	11.10	161,886	5.01%	5.52%	to	5.20%
2023	0.50%	to	0.80%	13,915	10.61	to	10.55	147,546	4.74%	5.38%	to	5.07%
2022	0.50%			1,288	10.07			12,964	0.61%	0.66%			****
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
2024	0.00%	to	0.80%	43,547	24.38	to	22.93	1,021,573	1.13%	19.14%	to	18.19%
2023	0.00%	to	0.80%	50,529	20.46	to	19.40	1,000,756	1.95%	15.67%	to	14.75%
2022	0.50%	to	0.80%	41,803	17.20	to	16.91	718,505	1.47%	-3.61%	to	-3.90%
2021	0.50%	to	0.80%	38,227	17.84	to	17.59	681,581	1.05%	26.67%	to	26.29%
2020	0.50%	to	0.80%	30,397	14.09	to	13.93	427,936	1.68%	5.28%	to	4.96%
Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)
2024	0.50%	to	0.80%	64,498	40.68	to	39.70	2,622,786	0.00%	32.74%	to	32.34%
2023	0.50%	to	0.80%	69,255	30.65	to	30.00	2,121,418	0.00%	43.76%	to	43.33%
2022	0.50%	to	0.80%	61,301	21.32	to	20.93	1,306,138	0.00%	-30.85%	to	-31.06%
2021	0.50%	to	0.80%	62,945	30.83	to	30.36	1,939,854	0.00%	22.04%	to	21.68%
2020	0.50%	to	0.80%	76,808	25.26	to	24.95	1,939,462	0.04%	38.02%	to	37.60%
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)
2024	0.50%			3,184	14.23			45,290	0.20%	22.41%
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2024	0.00%	to	0.80%	5,961	34.08	to	28.66	183,729	2.08%	2.97%	to	2.15%
2023	0.00%	to	0.80%	8,275	33.10	to	28.05	248,389	0.04%	18.51%	to	17.57%
2022	0.00%	to	0.80%	8,858	27.93	to	23.86	225,411	1.58%	-14.77%	to	-15.45%
2021	0.00%	to	0.80%	8,871	32.77	to	28.22	266,112	1.14%	8.82%	to	7.95%
2020	0.00%	to	0.80%	9,438	30.11	to	26.14	261,300	1.77%	12.10%	to	11.20%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2024	0.00%	to	0.80%	60,649	66.82	to	59.42	3,777,837	0.00%	1.42%	to	0.61%
2023	0.00%	to	0.80%	69,733	65.88	to	59.06	4,301,592	0.00%	2.68%	to	1.87%
2022	0.00%	to	0.80%	73,057	64.16	to	57.98	4,394,774	0.00%	-12.69%	to	-13.38%
2021	0.00%	to	0.80%	82,786	73.48	to	66.94	5,752,167	0.00%	12.83%	to	11.93%
2020	0.00%	to	0.80%	88,576	65.13	to	59.80	5,478,428	0.00%	29.27%	to	28.24%
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)
2024	0.00%			3,048	15.04			45,832	3.96%	4.70%
2023	0.00%			3,068	14.36			44,070	3.07%	4.69%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2022	0.00%			3,083	13.72			42,297	1.69%	-4.79%
2021	0.00%			3,094	14.41			44,584	1.08%	-0.12%
2020	0.00%			3,359	14.43			48,461	1.71%	4.45%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)
2024	0.50%	to	0.80%	1,228	12.16	to	12.10	14,940	0.00%	8.49%	to	8.16%
2023	0.50%			781	11.21			8,760	0.00%	12.13%			****
VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)
2024	0.00%	to	1.00%	18,843	29.03	to	21.02	591,388	7.28%	2.77%	to	1.74%
2023	0.00%	to	1.00%	19,710	28.25	to	20.66	607,932	4.16%	11.40%	to	10.30%
2022	0.00%	to	1.00%	21,363	25.36	to	18.73	594,919	4.50%	-6.93%	to	-7.85%
2021	0.00%	to	1.00%	22,252	27.25	to	20.32	667,773	5.13%	-4.05%	to	-5.01%
2020	0.00%	to	1.00%	22,248	28.40	to	21.40	703,175	7.17%	8.92%	to	7.84%
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)
2024	0.00%	to	1.00%	52,304	37.02	to	32.69	1,697,100	1.65%	1.21%	to	0.20%
2023	0.00%	to	1.00%	57,660	36.58	to	32.62	1,856,752	3.52%	9.77%	to	8.68%
2022	0.00%	to	1.00%	66,213	33.33	to	30.02	1,952,681	0.28%	-24.37%	to	-25.13%
2021	0.00%	to	1.00%	72,767	44.07	to	40.09	2,850,226	0.92%	-11.87%	to	-12.75%
2020	0.00%	to	1.00%	77,236	50.00	to	45.95	3,443,120	2.07%	17.25%	to	16.08%
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)
2024	0.00%	to	1.00%	54,294	36.33	to	31.75	2,372,634	2.56%	-2.83%	to	-3.80%
2023	0.00%	to	1.00%	61,529	37.39	to	33.00	2,778,114	2.76%	-3.58%	to	-4.54%
2022	0.00%	to	1.00%	69,477	38.78	to	34.57	3,250,243	1.66%	8.39%	to	7.32%
2021	0.00%	to	1.00%	69,177	35.78	to	32.21	3,031,459	0.44%	18.92%	to	17.74%
2020	0.00%	to	1.30%	73,594	30.09	to	36.31	2,734,746	0.95%	19.11%	to	17.57%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)
2024	0.50%			5,469	14.08			77,014	2.21%	10.60%
2023	0.50%			7,338	12.73			93,443	2.49%	10.76%
2022	0.50%			5,665	11.50			65,128	1.40%	-26.27%
2021	0.50%			3,687	15.59			57,490	1.02%	46.14%
2020	0.50%			353	10.67			3,766	0.42%	-1.82%

*

This represents the annual contract expense rate or range of rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2024

Independent Auditors’ Report

Audit Committee of the Board of Directors

Nationwide Life Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2024 and 2023, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2024, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2024, in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance (Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the statutory financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2024.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Emphasis of Matter

As discussed in Note 2 to the financial statements, the Company’s subsidiary received permission from the Department in 2023 to account for an excess of loss reinsurance recoverable as an admitted asset. Under prescribed statutory accounting practices, the excess of loss reinsurance recoverable would not be an admitted asset. As of December 31, 2024 and 2023, the permitted accounting practice increased statutory surplus over what it would have been had that prescribed accounting practice been followed. Our opinions are not modified with respect to this matter.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Summary of Investments - Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

March 20, 2025

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2024	2023

Admitted assets
Invested assets
Bonds	$45,798	$43,867
Stocks	3,971	3,714
Mortgage loans, net of allowance	9,619	9,144
Policy loans	1,038	969
Derivative assets	194	113
Cash, cash equivalents and short-term investments	1,687	1,555
Securities lending collateral assets	247	359
Other invested assets	2,776	2,198
Total invested assets	$65,330	$61,919
Accrued investment income	699	965
Deferred federal income tax assets, net	660	632
Other assets	580	404
Separate account assets	122,872	113,270
Total admitted assets	$190,141	$177,190

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$51,793	$49,373
Policyholders’ dividend accumulation	361	380
Asset valuation reserve	950	841
Payable for securities	845	512
Securities lending payable	247	359
Funds held under coinsurance	1,199	1,323
Other liabilities	1,018	1,447
Accrued transfers from separate accounts	(1,685)	(1,548)
Separate account liabilities	122,872	113,270
Total liabilities	$177,600	$165,957

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Special surplus funds	116	93
Additional paid-in capital	2,543	2,443
Unassigned surplus	8,778	7,593
Total capital and surplus	$12,541	$11,233
Total liabilities, capital and surplus	$190,141	$177,190

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Years ended December 31,
(in millions)	2024	2023	2022

Revenues
Premiums and annuity considerations	$16,402	$14,670	$14,535
Net investment income	3,329	3,136	2,019
Other revenues	2,764	2,389	2,346
Total revenues	$22,495	$20,195	$18,900

Benefits and expenses
Benefits to policyholders and beneficiaries	$20,838	$17,416	$15,963
Increase in reserves for future policy benefits and claims	1,967	3,747	2,525
Net transfers from separate accounts	(3,469)	(3,742)	(1,635)
Commissions	843	766	810
Reserve adjustment on reinsurance assumed	(144)	(153)	(161)
Other expenses	766	702	564
Total benefits and expenses	$20,801	$18,736	$18,066

Income before federal income tax expense and net realized capital (losses) gains on investments	$1,694	$1,459	$834
Federal income tax expense	67	108	100

Income before net realized capital (losses) gains on investments	$1,627	$1,351	$734
Net realized capital (losses) gains on investments, net of federal income tax expense (benefit) of $1, $(4) and $3 in 2024, 2023 and 2022, respectively, and excluding $(53), $(30) and $(103) of net realized capital losses transferred to the interest maintenance reserve in 2024, 2023 and 2022, respectively	(476)	(402)	240
Net income	$1,151	$949	$974

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Special surplus funds	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2021	$4	$1,100	$-	$1,998	$5,989	$9,091

Correction of error (see Note 2)	-	-	-	-	(39)	(39)
Balance as of January 1, 2022	$4	$1,100	$-	$1,998	$5,950	$9,052

Net income	-	-	-	-	974	974
Change in asset valuation reserve	-	-	-	-	(97)	(97)
Change in deferred income taxes	-	-	-	-	28	28
Change in net unrealized capital gains and losses, net of tax expense of $37	-	-	-	-	(40)	(40)
Change in nonadmitted assets	-	-	-	-	(33)	(33)
Capital contributions from Nationwide
Financial Services, Inc.	-	-	-	310	-	310
Other, net	-	-	-	-	1	1
Balance as of December 31, 2022	$4	$1,100	$-	$2,308	$6,783	$10,195

Net income	-	-	-	-	949	949
Change in asset valuation reserve	-	-	-	-	(103)	(103)
Change in deferred income taxes	-	-	-	-	132	132
Change in net unrealized capital gains and losses, net of tax benefit of $37	-	-	-	-	(77)	(77)
Change in nonadmitted assets, including admitted disallowed interest maintenance reserve	-	-	93	-	(126)	(33)
Capital contributions from Nationwide
Financial Services, Inc.	-	-	-	135	-	135
Other, net	-	-	-	-	35	35
Balance as of December 31, 2023	$4	$1,100	$93	$2,443	$7,593	$11,233

Net income	-	-	-	-	1,151	1,151
Change in asset valuation reserve	-	-	-	-	(109)	(109)
Change in deferred income taxes	-	-	-	-	28	28
Change in net unrealized capital gains and losses, net of tax expense of $53	-	-	-	-	32	32
Change in nonadmitted assets	-	-	-	-	66	66
Capital contributions from Nationwide
Financial Services, Inc.	-	-	-	100	-	100
Other, net	-	-	23	-	17	40
Balance as of December 31, 2024	$4	$1,100	$116	$2,543	$8,778	$12,541

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2024	2023	2022

Cash flows from operating activities:
Premiums collected, net of reinsurance	$16,395	$14,675	$14,545
Net investment income	3,570	2,775	2,064
Other revenue	2,440	2,021	3,178
Policy benefits and claims paid	(20,851)	(17,567)	(15,962)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,455)	(1,268)	(1,275)
Net transfers from separate accounts	3,332	3,792	1,658
Policyholders’ dividends paid	(28)	(28)	(30)
Federal income taxes (paid) recovered	(93)	98	(261)
Net cash provided by operating activities	$3,310	$4,498	$3,917

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$6,588	$2,594	$3,444
Stocks	60	46	19
Mortgage loans	754	635	1,139
Derivative assets	-	-	431
Other invested assets and other	769	467	641
Total investment proceeds	$8,171	$3,742	$5,674
Cost of investments acquired:
Bonds	$(8,665)	$(6,256)	$(6,024)
Stocks	(438)	(35)	(901)
Mortgage loans	(1,206)	(1,370)	(1,305)
Derivative assets	(302)	(556)	-
Other invested assets and other	(862)	(766)	(1,057)
Total investments acquired	$(11,473)	$(8,983)	$(9,287)
Net increase in policy loans	(69)	(37)	(19)
Net cash used in investing activities	$(3,371)	$(5,278)	$(3,632)

Cash flows from financing activities and miscellaneous sources:
Capital contributions from Nationwide Financial Services, Inc.	$100	$135	$310
Net change in deposits on deposit-type contract funds and other insurance liabilities	499	270	391
Other cash (used) provided	(406)	309	(1)
Net cash provided by financing activities and miscellaneous	$193	$714	$700

Net increase (decrease) in cash, cash equivalents and short-term investments	$132	$(66)	$985
Cash, cash equivalents and short-term investments at beginning of year	1,555	1,621	636
Cash, cash equivalents and short-term investments at end of year	$1,687	$1,555	$1,621
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$386	$385	$349
Intercompany transfer of securities from merger	$-	$203	$-

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a wholly-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed, variable and registered index-linked annuities, public and private sector group retirement plans including retirement guarantee products, life insurance, investment advisory services, pension risk transfer (“PRT”) contracts and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell, recommend or direct the purchase of the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Affiliates that market products directly to a customer base include Nationwide Retirement Solutions, Inc., Nationwide Securities, LLC and Nationwide Financial General Agency, Inc. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2024 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Life Insurance Company (“JNL”) and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisors, LLC (“NIA”). NLAIC primarily offers individual annuity contracts including fixed annuity contracts, group annuity contracts including PRT contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a dormant Vermont domiciled special purpose financial insurance company and a nonadmitted subsidiary. NWSBL is an Ohio limited liability company that offers a securities-backed consumer lending product and is a nonadmitted subsidiary. JNL and JNLNY primarily offer individual deferred fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor and a nonadmitted subsidiary.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2024 and 2023, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact to the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

Effective October 1, 2023, Jefferson National Financial Corporation (“JNFC”), a holding company and wholly-owned subsidiary of the Company, completed a merger agreement with the Company. Pursuant to the merger agreement, which was deemed a statutory merger, the operations of JNFC were merged with and into the Company, with the Company continuing as the surviving corporation. Concurrently, JNL, a wholly-owned subsidiary of JNFC prior to the merger, became a wholly-owned subsidiary of the Company. There was not a material impact on the Company’s surplus as a result of the merger.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

NLIC and NLAIC have elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

Eagle applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law, which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLIC and NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department.

Effective October 1, 2023, Eagle was granted a permitted practice from the Department, allowing Eagle to carry a reinsurance recoverable asset under an excess of loss reinsurance agreement with a third-party reinsurer as an admitted asset.

Prior to October 1, 2023, Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies. Effective October 1, 2023, Olentangy terminated this permitted practice due to NLAIC’s recapture of the reinsurance agreements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

If the prescribed or permitted practices were not applied, the Company’s risk-based capital (“RBC”) would continue to be above regulatory action levels. A reconciliation of the Company’s net income between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	State of domicile	December 31,
			2024	2023	2022

Net Income
Statutory Net Income		OH	$1,151	$949	$974
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	OH	270	110	(43)
Reserves for indexed annuities	51	OH	(308)	(75)	15
Tax impact	101	OH	8	(7)	6

NAIC SAP			$1,121	$977	$952

A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	State of domicile	As of December 31,
			2024	2023

Surplus
Statutory Capital and Surplus		OH	$12,541	$11,233
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	OH	350	84
Reserves for indexed annuities	51	OH	(389)	(82)
Tax impact	101	OH	8	-
Subsidiary Valuation - NLAIC	51,86,101	OH	227	89
Subsidiary valuation - Eagle	51	OH	(529)	(228)
State Permitted Practice:
Subsidiary valuation - Eagle	61R	OH	(861)	(853)

NAIC SAP			$11,347	$10,243

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability or other asset, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flow are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated (“SCA”) entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●

with the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. The Company has applied principle-based reserving to all new individual life business. For business subject to principle-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principle-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

Future policy benefits for PRT contracts have been established in accordance with the CRVM. Statutory reserves for PRT business written during or after 2020 are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality (“GAM”) table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual. For the PRT business written before 2020, the statutory reserves are calculated using prescribed GAM tables and valuation interest rates that vary by issue year, as specified in the Standard Valuation Law.

The Company calculated its reserves for variable annuities using a stochastic reserve or alternate methodology, which is floored at the cash surrender value, per Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized to determine the fair value of bonds and stocks for which market quotations, quotations on comparable securities or models are used. These are compared to pricing from additional sources when available. Pricing may also be received directly from third-party managers who utilize various methodologies, primarily discounted cash flow models using market-based interest rates and spreads, adjusted for borrower-specific factors. For these bonds and stocks, the Company obtains the pricing services’ and managers’ methodologies and classifies the investments accordingly in the fair value hierarchy.

Corporate pricing matrices are used in valuing certain bonds. The corporate pricing matrices were developed using publicly and privately available spreads segmented by various weighted average lives and credit quality ratings. Certain private placement bonds have adjusted spreads to capture the impacts of liquidity premium based on industry sector. The weighted average life and credit quality rating of a particular bond to be priced using those matrices are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate industry sector or U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or corporate pricing matrices. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investment’s fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC, JNL and Eagle, are carried using the equity method of accounting applicable to U.S. insurance SCA entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance SCA entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNL and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less an allowance for credit losses. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by first-priority liens on real estate, partnership equity interests and common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require an allowance for credit losses when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires an allowance for credit losses, a provision for losses is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Allowance for credit losses charges are recorded in net unrealized capital gains and losses. In the event an allowance for credit losses charge is reversed, the recovery is also recorded in net unrealized capital gains and losses. If the mortgage loan is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the loan and the fair value of the collateral less estimated costs to obtain and sell. Any previously recorded allowance for credit losses is reversed.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of an allowance for credit losses, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above and instead are evaluated using other qualitative metrics.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments primarily consist of outstanding unsecured promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships, limited liability companies, joint ventures and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company sold $3.2 billion, $3.1 billion and $2.9 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2024, 2023 and 2022, respectively. The Company guarantees after-tax benefits to the third-party investors through periods ending in 2042. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $2.4 billion as of December 31, 2024, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, total return swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income in the statutory statements of operations and cash flow. Cash flows associated with the acquisition, maturity, and termination of derivative instruments are recorded as investing activities in derivative assets in the statutory statements of cash flow.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate (“SOFR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest- related realized gains or losses on sales of the securities.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as the IMR. The IMR is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified to an asset and evaluated for admittance under INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”). The Company utilizes the grouped method for amortization. Under the grouped method, the IMR is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. Refer to Recently Adopted Accounting Standards for additional discussion of IMR.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus. Goodwill was immaterial as of December 31, 2024 and 2023.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is recognized directly in surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% of the Company’s life insurance in force in 2024 and 2023, and 47% and 48% of the number of life insurance policies in force in 2024 and 2023, respectively. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2024 and 2023.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Correction of Error

During 2022, the Company identified and corrected an error in annuity product allocation drivers for general operating expenses between the Company and NLAIC that resulted in an understatement of the Company’s general insurance expenses for the years ended December 31, 2021, 2020 and 2019. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors (“SSAP No. 3”), the total prior period correction was recorded as a decrease to total surplus of $45 million, a decrease to total assets of $13 million and an increase to total liabilities of $32 million as of January 1, 2022. Additionally, the Company’s subsidiary, NLAIC, identified and corrected errors as of January 1, 2022 that increased the Company’s investment in NLAIC and total surplus by $6 million. The net decrease to the Company’s total surplus of $39 million in 2022 as a result of these corrections is reported as a negative adjustment to unassigned surplus.

Recently Adopted Accounting Standards

Effective December 31, 2023, the Company adopted INT 23-04, Life Reinsurance Liquidation Questions, that addresses accounting and reporting questions about a recent life reinsurer liquidation. On July 18, 2023, Scottish Re U.S. (“SRUS”) was declared insolvent and ordered liquidated by the Court of Chancery of the State of Delaware, resulting in termination of the reinsurance agreements between the Company and SRUS on September 30, 2023, and recapture of the ceded liabilities. The Company has accrued adequate provisions as of December 31, 2023, in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, related to SRUS reinsurance recoverables. During 2024, the Company received a final payment from the assets previously held in a trust by SRUS that secured annuity reinsurance recoverables of $19 million in full satisfaction of the outstanding annuity reinsurance recoverables from SRUS.

Effective September 30, 2023, the Company adopted INT 23-01, a short-term solution related to the accounting treatment of an insurer’s negative IMR balance. INT 23-01 allows an insurer with an authorized control level RBC greater than 300%, after an adjustment to total adjusted capital, to admit negative IMR up to 10% of its general account capital and surplus, subject to certain restrictions and reporting obligations. There is no admitted disallowed IMR in the separate accounts. Fixed income investments generating IMR losses comply with the Company’s investment policies. There are no deviations from the investment policies and sales were not compelled by liquidity pressures. The Company has not allocated gains or losses to IMR from derivatives that were reported at fair value prior to the termination of the derivative. As of December 31, 2024 and 2023, the Company has $116 million and $93 million, respectively, of admitted disallowed IMR in capital and surplus in the general account.

Subsequent Events

The Company evaluated subsequent events through March 20, 2025, the date the statutory financial statements were issued.

On January 30, 2025, the Company entered into a definitive Purchase Agreement to acquire the employer stop loss business of The Allstate Corporation, which comprises Direct General Life Insurance Company, NSM Sales Corporation and The Association Benefits Solution, LLC, for $1.25 billion. The transaction is subject to regulatory approvals and other customary closing conditions.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2024
Subject to discretionary withdrawal:
With market value adjustment	$7,075	$41	$-	$7,116	8%
At book value less current surrender charge of 5% or more	2,849	-	-	2,849	4%
At fair value	-	-	64,460	64,460	80%
Total with market value adjustment or at fair value	$9,924	$41	$64,460	$74,425	92%
At book value without adjustment (minimal or no charge or adjustment)	3,446	-	5	3,451	4%
Not subject to discretionary withdrawal	2,867	-	56	2,923	4%
Total, gross	$16,237	$41	$64,521	$80,799	100%
Less: Reinsurance ceded	(88)	-	-	(88)
Total, net	$16,149	$41	$64,521	$80,711

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$65	$-	$-	$65

December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$4,389	$64	$-	$4,453	6%
At book value less current surrender charge of 5% or more	2,210	-	-	2,210	3%
At fair value	10	-	61,993	62,003	83%
Total with market value adjustment or at fair value $	6,609	$64	$61,993	$68,666	92%
At book value without adjustment (minimal or no charge or adjustment)	3,532	-	6	3,538	5%
Not subject to discretionary withdrawal	2,342	-	62	2,404	3%
Total, gross	$12,483	$64	$62,061	$74,608	100%
Less: Reinsurance ceded	(98)	-	-	(98)
Total, net	$12,385	$64	$62,061	$74,510

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$78	$-	$-	$78
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the analysis of group annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2024
Subject to discretionary withdrawal:
With market value adjustment	$16,049	$1,696	$-	$17,745	42%
At book value less current surrender charge of 5% or more	-	-	-	-	0%
At fair value	-	-	19,048	19,048	46%
Total with market value adjustment or at fair value	$16,049	$1,696	$19,048	$36,793	88%
At book value without adjustment (minimal or no charge or adjustment)	3,558	-	-	3,558	8%
Not subject to discretionary withdrawal	1,175	478	2	1,655	4%
Total, gross	$20,782	$2,174	$19,050	$42,006	100%
Less: Reinsurance ceded	(26)	-	-	(26)
Total, net	$20,756	$2,174	$19,050	$41,980

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$-	$-	$-	$-

December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$17,300	$1,857	$-	$19,157	45%
At book value less current surrender charge of 5% or more	2	-	-	2	0%
At fair value	-	-	17,922	17,922	43%
Total with market value adjustment or at fair value	$17,302	$1,857	$17,922	$37,081	88%
At book value without adjustment (minimal or no charge or adjustment)	3,867	-	-	3,867	9%
Not subject to discretionary withdrawal	1,237	102	-	1,339	3%
Total, gross	$22,406	$1,959	$17,922	$42,287	100%
Less: Reinsurance ceded	(29)	-	-	(29)
Total, net	$22,377	$1,959	$17,922	$42,258

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$2	$-	$-	$2
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2024
Subject to discretionary withdrawal:
With market value adjustment	$1	$-	$1	0%
At fair value	10	-	10	0%
Total with market value adjustment or at fair value	$11	$-	$11	0%
At book value without adjustment (minimal or no charge or adjustment)	835	2	837	17%
Not subject to discretionary withdrawal	4,113	18	4,131	83%
Total, gross	$4,959	$20	$4,979	100%
Less: Reinsurance ceded	-	-	-
Total, net	$4,959	$20	$4,979
December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$1	$-	$1	0%
At fair value	-	-	-	0%
Total with market value adjustment or at fair value	$1	$-	$1	0%
At book value without adjustment (minimal or no charge or adjustment)	781	2	783	17%
Not subject to discretionary withdrawal	3,677	17	3,694	83%
Total, gross	$4,459	$19	$4,478	100%
Less: Reinsurance ceded	-	-	-
Total, net	$4,459	$19	$4,478
The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2024	2023
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$36,892	$34,748
Supplemental contracts with life contingencies, net	13	14
Deposit-type contracts	4,959	4,459
Subtotal	$41,864	$39,221
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$85,786	$82,006
Other contract deposit funds	20	19
Subtotal	$85,806	$82,025
Total annuity actuarial reserves and deposit fund liabilities, net	$127,670	$121,246

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the analysis of life insurance actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2024
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$50	$50	$-	$-	$-
Universal life	2,560	2,568	2,729	-	-	-
Universal life with secondary guarantees	486	430	1,154	-	-	-
Indexed universal life with secondary guarantees	408	327	438	-	-	-
Other permanent cash value life insurance	-	1,838	2,305	-	-	-
Variable life	3,125	3,166	3,295	35,196	35,192	35,277
Subtotal	$6,579	$8,379	$9,971	$35,196	$35,192	$35,277
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	127	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	18	-	-	-
Disability - disabled lives	-	-	60	-	-	-
Miscellaneous reserves	-	-	32	-	-	-
Total, gross	$6,579	$8,379	$10,209	$35,196	$35,192	$35,277
Less: Reinsurance ceded	(8)	(8)	(138)	-	-	-
Total, net	$6,571	$8,371	$10,071	$35,196	$35,192	$35,277

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2023
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$10	$10	$-	$-	$-
Universal life	2,616	2,629	2,790	-	-	-
Universal life with secondary guarantees	453	390	1,032	-	-	-
Indexed universal life with secondary guarantees	341	265	367	-	-	-
Other permanent cash value life insurance	-	1,919	2,398	-	-	-
Variable life	3,435	3,483	3,603	29,611	29,607	29,607
Subtotal	$6,845	$8,696	$10,200	$29,611	$29,607	$29,607
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	181	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	17	-	-	-
Disability - disabled lives	-	-	59	-	-	-
Miscellaneous reserves	-	-	32	-	-	-
Total, gross	$6,845	$8,696	$10,490	$29,611	$29,607	$29,607
Less: Reinsurance ceded	(8)	(8)	(151)	-	-	-
Total, net	$6,837	$8,688	$10,339	$29,611	$29,607	$29,607

The following table is a reconciliation of life insurance actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2024	2023
Life, accident and health annual statement:
Life Insurance, net	$9,971	$10,241
Accidental death benefits, net	1	1
Disability - active lives, net	18	17
Disability - disabled lives, net	54	53
Miscellaneous reserves, net	27	27
Subtotal	$10,071	$10,339
Separate accounts annual statement:
Life insurance[1]	$35,585	$29,909
Subtotal	$35,585	$29,909
Total life insurance actuarial reserves, net	$45,656	$40,248
[1]	Life insurance account value, cash value and reserve include separate accounts with guarantees of $308 million and $302 million for universal life as of December 31, 2024 and 2023, respectively.

The total direct premium written by managing general agents and third-party administrators was $528 million, $451 million and $415 million as of December 31, 2024, 2023 and 2022, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2024		December 31, 2023
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$70,404	$-	$67,634	$-
Group annuities	16,203	-	15,453	-
Life insurance	35,783	-	30,082	-
Pension risk transfer group annuities	482	-	101	-
Total	$122,872	$-	$113,270	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2024	$25	$741
2023	$78	$780
2022	$79	$722
2021	$12	$674
2020	$26	$631

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in private placement separate accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

The Company has a separate account that holds group annuity contracts offered through the Company’s PRT business, wherein the Company provides guaranteed benefit payments to annuitants. The Company issues PRT business out of both the general and separate accounts, and within both, the assets and liabilities of this business are carried at amortized cost. The PRT separate account business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a private placement separate account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2024
Premiums, considerations or deposits	$500	$-	$9,207	$9,707
Reserves
For accounts with assets at:
Fair value	$1,629	$108	$118,868	$120,605
Amortized cost	786	-	-	786
Total reserves[1]	$2,415	$108	$118,868	$121,391
By withdrawal characteristics: With market value adjustment	$1,629	$108	$-	$1,737
At fair value	-	-	118,785	118,785
At book value without market value adjustment and with current surrender charge less than 5%	308	-	7	315
Subtotal	$1,937	$108	$118,792	$120,837
Not subject to discretionary withdrawal	478	-	76	554
Total reserves[1]	$2,415	$108	$118,868	$121,391
1

The total reserves balance does not equal the liabilities related to separate accounts of $122.9 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.5 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2023
Premiums, considerations or deposits	$88	$-	$6,181	$6,269
Reserves
For accounts with assets at:
Fair value	$1,781	$143	$109,609	$111,533
Amortized cost	401	-	-	401
Total reserves[1]	$2,182	$143	$109,609	$111,934
By withdrawal characteristics: With market value adjustment	$1,779	$143	$-	$1,922
At fair value	-	-	109,522	109,522
At book value without market value adjustment and with current surrender charge less than 5%	304	-	6	310
Subtotal	$2,083	$143	$109,528	$111,754
Not subject to discretionary withdrawal	99	-	81	180
Total reserves[1]	$2,182	$143	$109,609	$111,934
1

The total reserves balance does not equal the liabilities related to separate accounts of $113.3 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.3 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table is a reconciliation of net transfers from separate accounts, as of the dates indicated:

	December 31,
(in millions)	2024	2023	2022
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$9,707	$6,268	$7,757
Transfers from separate accounts	(12,859)	(9,446)	(8,860)
Net transfers from separate accounts	$(3,152)	$(3,178)	$(1,103)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(431)	(889)	(606)
Fees not included in general account transfers	57	41	47
Other miscellaneous adjustments not included in the general account balance	57	284	27
Net transfers as reported in the statutory statements of operations	$(3,469)	$(3,742)	$(1,635)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2024
Bonds:
U.S. Government	$65	$-	$1	$64
States, territories and possessions	823	4	69	758
Political subdivisions	289	5	22	272
Special revenues	2,893	23	317	2,599
Industrial and miscellaneous	32,850	191	2,484	30,557
Loan-backed and structured securities	8,878	50	257	8,671
Total bonds	$45,798	$273	$3,150	$42,921
Common stocks unaffiliated	$221	$-	$-	$221
Preferred stocks unaffiliated	42	-	-	42
Total unaffiliated stocks[1]	$263	$-	$-	$263
Total bonds and unaffiliated stocks[1]	$46,061	$273	$3,150	$43,184

December 31, 2023
Bonds:
U.S. Government	$173	$3	$-	$176
States, territories and possessions	609	10	44	575
Political subdivisions	371	11	21	361
Special revenues	2,994	57	248	2,803
Industrial and miscellaneous	31,796	311	2,206	29,901
Loan-backed and structured securities	7,924	38	304	7,658
Total bonds	$43,867	$430	$2,823	$41,474
Common stocks unaffiliated	$231	$-	$-	$231
Preferred stocks unaffiliated	47	-	1	46
Total unaffiliated stocks[1]	$278	$-	$1	$277
Total bonds and unaffiliated stocks[1]	$44,145	$430	$2,824	$41,751
1

Excludes affiliated common stocks with a carrying value of $3.7 billion and 3.4 billion as of December 31, 2024 and 2023, respectively. Affiliated common stocks include investment in NLAIC and JNL of $3.5 billion and $209 million as of December 31, 2024, respectively. Affiliated common stocks include investment in NLAIC and JNL of $3.2 billion and $203 million as of December 31, 2023, respectively.

The carrying value of bonds on deposit with various states as required by law was immaterial as of December 31, 2024 and 2023.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2024. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,460	$1,454
Due after one year through five years	11,078	10,795
Due after five years through ten years	10,554	9,999
Due after ten years	13,828	12,002
Total bonds excluding loan-backed and structured securities	$36,920	$34,250
Loan-backed and structured securities	8,878	8,671
Total bonds	$45,798	$42,921

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2024
Bonds:
U.S. Government	$53	$1	$1	$-	$54	$1
States, territories and possessions	280	10	326	60	606	70
Political subdivisions	12	1	137	21	149	22
Special revenues	439	16	1,686	301	2,125	317
Industrial and miscellaneous	5,205	165	18,171	2,484	23,376	2,649
Loan-backed and structured securities	358	2	2,177	258	2,535	260
Total bonds	$6,347	$195	$22,498	$3,124	$28,845	$3,319
Common stocks unaffiliated	$-	$-	$-	$-	$-	$-
Preferred stocks unaffiliated	3	-	1	-	4	-
Total unaffiliated stocks	$3	$-	$1	$-	$4	$-
Total bonds and unaffiliated stocks	$6,350	$195	$22,499	$3,124	$28,849	$3,319

December 31, 2023
Bonds:
U.S. Government	$79	$-	$1	$-	$80	$-
States, territories and possessions	30	-	373	44	403	44
Political subdivisions	51	-	148	21	199	21
Special revenues	45	1	1,934	247	1,979	248
Industrial and miscellaneous	1,093	43	21,615	2,266	22,708	2,309
Loan-backed and structured securities	485	2	4,671	303	5,156	305
Total bonds	$1,783	$46	$28,742	$2,881	$30,525	$2,927
Common stocks unaffiliated	$-	$-	$37	$5	$37	$5
Preferred stocks unaffiliated	3	-	6	-	9	-
Total unaffiliated stocks	$3	$-	$43	$5	$46	$5
Total bonds and unaffiliated stocks	$1,786	$46	$28,785	$2,886	$30,571	$2,932

As of December 31, 2024, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be at maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

As of December 31, 2024, the Company had the intent to sell an immaterial balance of loan-backed and structured securities identified as having an other-than-temporary impairment. There were no loan-backed and structured securities with an other-than-temporary impairment that were intended to be sold as of December 31, 2023.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans and the related allowance for credit losses as of the dates indicated:

	December 31,
(in millions)	2024	2023
Total amortized cost	$9,619	$9,146
Less: Allowance for credit losses	-	2
Mortgage loans, net of allowance[1,2]	$9,619	$9,144

1	For the years ended December 31, 2024, 2023 and 2022, changes in the allowance for credit losses were immaterial and due to current period provisions.

2

Effective January 1, 2023, the Company changed its method for reserving for mortgage loans by removing the need for a non-specific reserve. In the Company’s judgment, the change in reserving approach appropriately reflects the credit risk inherent for mortgage loans held. The impact of the change was recorded as a reversal of the non-specific reserves, resulting in an increase to unassigned surplus of $4 million and recorded through ‘Other, net’ activity within the statutory statements of changes in capital and surplus. There was no impact on net income.

As of December 31, 2024 and 2023, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2024
Apartment	$3,790	$58	$3,848	$3,771	$77	$3,848
Industrial	1,977	62	2,039	2,039	-	2,039
Office	902	178	1,080	1,046	34	1,080
Retail	1,974	12	1,986	1,978	8	1,986
Other	250	-	250	207	43	250
Total[1]	$8,893	$310	$9,203	$9,041	$162	$9,203
Weighted average DSC ratio	2.16	1.39	2.13	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	60%	72%	60%

December 31, 2023
Apartment	$3,831	$22	$3,853	$3,823	$29	$3,852
Industrial	1,842	-	1,842	1,842	-	1,842
Office	1,057	71	1,128	1,126	3	1,129
Retail	1,888	8	1,896	1,887	9	1,896
Other	256	-	256	216	40	256
Total[1]	$8,874	$101	$8,975	$8,894	$81	$8,975
Weighted average DSC ratio	2.20	1.33	2.19	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	56%	71%	57%

1	Excludes $416 million and $171 million of commercial mortgage loans that were under development as of December 31, 2024 and 2023, respectively.

As of December 31, 2024 and 2023, the Company has a diversified mortgage loan portfolio with no more than 22% and 23%, respectively, in a geographic region in the U.S., no more than 44% in a property type and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2024 were 12.0% and 5.1%, respectively, and for those originated or acquired during 2023 were 9.2% and 4.8%, respectively. As of December 31, 2024 and 2023, the maximum LTV ratio of any one loan at the time of loan origination was 89% and 78%, respectively. As of December 31, 2024 and 2023, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $1.1 billion and $922 million as of December 31, 2024 and 2023, respectively. The Company held $247 million and $359 million of cash collateral on securities lending as of December 31, 2024 and 2023, respectively. The carrying value and fair value of reinvested collateral assets were $247 million and $359 million and had a contractual maturity of under 30 days as of December 31, 2024 and 2023, respectively. The fair value of bonds acquired with reinvested collateral assets was $252 million and $366 million as of December 31, 2024 and 2023, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $834 million and $584 million of non-cash collateral on securities lending as of December 31, 2024 and 2023, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2024	2023	2022
Bonds	$2,151	$1,917	$1,511
Mortgage loans	413	357	334
Other invested assets	740	868	196
Policy loans	46	43	42
Derivative instruments[1]	39	24	19
Other	83	62	44
Gross investment income	$3,472	$3,271	$2,146
Investment expenses	(143)	(135)	(127)
Net investment income	$3,329	$3,136	$2,019

1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

The amount of investment income due and accrued that was nonadmitted as of December 31, 2024 and 2023 was immaterial. Investment income due and accrued as of December 31, 2024 and 2023 that was admitted was $699 million and $965 million, respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

		December 31,
(in millions)	2024	2023	2022
Gross gains on sales	$55	$31	$31
Gross losses on sales	(102)	(68)	(149)
Net realized capital losses on sales	$(47)	$(37)	$(118)
Net realized derivative (losses) gains	(445)	(378)	284
Other-than-temporary impairments	(36)	(21)	(26)
Total net realized capital (losses) gains	$(528)	$(436)	$140
Tax expense (benefit) on net (losses) gains	1	(4)	3
Net realized capital (losses) gains, net of tax	$(529)	$(432)	$137
Less: Net realized capital losses transferred to the IMR	(53)	(30)	(103)
Net realized capital (losses) gains, net of tax and transfers to the IMR	$(476)	$(402)	$240

For the year ended December 31, 2024, gross realized gains and gross realized losses on sales of bonds were $29 million and $97 million, respectively. For the year ended December 31, 2023, gross realized gains and gross realized losses on sales of bonds were $25 million and $64 million, respectively. For the year ended December 31, 2022, gross realized gains and gross realized losses on sales of bonds were $7 million and $145 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2024, 2023 and 2022.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $1.3 billion and $1.0 billion as of December 31, 2024 and 2023, respectively. As of December 31, 2024 and 2023, there were $267 million and $99 million of commitments to purchase private placement bonds, respectively. There were $434 million and $490 million of outstanding commitments to fund mortgage loans as of December 31, 2024 and 2023, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures and options.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2024 and 2023, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net carrying Value	Fair value asset	Fair value liability	Average fair value
December 31, 2024
Interest rate swaps	$2,483	$-	$-	$-	$-
Options	196	2	4	-	-
Cross currency swaps	1,748	170	172	(11)	1
Futures	1,852	-	-	-	-
Total return swaps	600	16	16	-
Total derivatives¹	$6,879	$188	$192	$(11)	$1

December 31, 2023
Interest rate swaps	$2,410	$-	$-	$-	$-
Options	137	1	7	-	-
Cross currency swaps	1,621	94	120	(22)	1
Futures	2,925	-	-	-	-
Total derivatives¹	$7,093	$95	$127	$(22)	$1
1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2024 and 2023.

The Company received $717 million and $253 million of cash collateral and held $125 million and $49 million of securities off-balance sheet as collateral for derivative assets as of December 31, 2024 and 2023, respectively. Cash and securities pledged for derivative liabilities were immaterial as of December 31, 2024 and 2023. The impact of netting as a result of master netting agreements reduced the fair value of derivative assets and liabilities by $10 million and $20 million as of December 31, 2024 and 2023, respectively. As a result, the Company’s uncollateralized position for derivatives instruments was immaterial in each respective period. In addition, the Company posted initial margin on derivative instruments of $229 million and $256 million as of December 31, 2024 and 2023, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized gains (losses) recorded in capital and surplus
	December 31,			December 31,
(in millions)	2024	2023	2022	2024	2023	2022
Cross currency swaps	$1	$-	$1	$78	$(43)	$103
Futures	(446)	(378)	283	131	(173)	124
Total return swaps	-	-	-	16	-	-
Total	$(445)	$(378)	$284	$225	$(216)	$227

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2024:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$11	$-	$-	$11
Common stocks unaffiliated	39	182	-	-	221
Preferred stocks unaffiliated	-	32	10	-	42
Derivative assets	-	16	-	-	16
Separate account assets	112,173	1,558	35	7,927	121,693
Assets at fair value	$112,212	$1,799	$45	$7,927	$121,983

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2024:

(in millions)	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2023	$7	$51	$58
Net gains (losses):
In surplus	(1)	5	4
Purchases	4	-	4
Sales	-	(21)	(21)
Balance as of December 31, 2024	$10	$35	$45

The following table summarizes assets and liabilities held at fair value as of December 31, 2023:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$7	$-	$-	$7
Common stocks unaffiliated	67	164	-	-	231
Preferred stocks unaffiliated	-	39	7	-	46
Separate account assets	104,555	1,637	51	6,430	112,673
Assets at fair value	$104,622	$1,847	$58	$6,430	$112,957

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2023:

(in millions)	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2022	$6	$55	$61
Net gains (losses):
In surplus	1	(1)	-
Purchases	3	-	3
Sales	(3)	(3)	(6)
Balance as of December 31, 2023	$7	$51	$58

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2024
Assets:
Bonds	$64	$36,103	$6,743	$42,910	$45,787
Mortgage loans, net of allowance	-	-	8,446	8,446	9,619
Policy loans	-	-	1,038	1,038	1,038
Derivative assets	-	172	4	176	178
Cash, cash equivalents and short-term investments	(66)	1,753	-	1,687	1,687
Securities lending collateral assets	247	-	-	247	247
Separate account assets	37	749	352	1,138	1,179
Total assets	$282	$38,777	$16,583	$55,642	$59,735
Liabilities:
Investment contracts	$-	$-	$3,306	$3,306	$3,605
Derivative liabilities	-	11	-	11	6
Total liabilities	$-	$11	$3,306	$3,317	$3,611
December 31, 2023
Assets:
Bonds	$175	$35,293	$5,999	$41,467	$43,860
Mortgage loans, net of allowance	-	-	8,047	8,047	9,144
Policy loans	-	-	969	969	969
Derivative assets	-	120	7	127	113
Cash, cash equivalents and short-term investments	(52)	1,607	-	1,555	1,555
Securities lending collateral assets	359	-	-	359	359
Separate account assets	5	411	157	573	597
Total assets	$487	$37,431	$15,179	$53,097	$56,597
Liabilities:
Investment contracts	$-	$-	$3,265	$3,265	$3,242
Derivative liabilities	-	22	-	22	17
Total liabilities	$-	$22	$3,265	$3,287	$3,259

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable-rate contracts approximates their carrying value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2024
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$950	$4	$954
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$950	$4	$954
Less: Deferred tax assets nonadmitted	(169)	-	(169)
Net admitted deferred tax assets	$781	$4	$785
Less: Deferred tax liabilities	(103)	(22)	(125)
Net admitted deferred tax assets	$678	$(18)	$660

	December 31, 2023
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$953	$21	$974
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$953	$21	$974
Less: Deferred tax assets nonadmitted	(222)	-	(222)
Net admitted deferred tax assets	$731	$21	$752
Less: Deferred tax liabilities	(105)	(15)	(120)
Net admitted deferred tax assets	$626	$6	$632

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2024	2023	Change
Adjusted gross deferred tax assets	$954	$974	$(20)
Total deferred tax liabilities	(125)	(120)	(5)
Net deferred tax assets	$829	$854	$(25)
Less: Tax effect of unrealized gains and losses			(53)
Change in deferred income tax			$28

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2024
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$1	$1
Adjusted gross deferred tax assets expected to be realized[1]	657	2	659
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	124	1	125
Admitted deferred tax assets	$781	$4	$785

	December 31, 2023
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$3	$3
Adjusted gross deferred tax assets expected to be realized[1]	623	6	629
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	108	12	120
Admitted deferred tax assets	$731	$21	$752

1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2024 and 2023, the threshold limitation for adjusted capital and surplus was $1.8 billion and $1.6 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $11.8 billion and $10.5 billion as of December 31, 2024 and 2023, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,108% and 1,062% as of December 31, 2024 and 2023, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2024
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	17.06%	0.33%	17.39%

	December 31, 2023
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	7.19%	0.00%	7.19%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2024 and 2023.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2024 and 2023.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2024	2023	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$244	$231	$13
Investments	114	110	4
Deferred acquisition costs	350	297	53
Tax credit carry-forward	180	259	(79)
Other	62	56	6
Subtotal	$950	$953	$(3)
Nonadmitted	(169)	(222)	53
Admitted ordinary deferred tax assets	$781	$731	$50
Capital:
Investments	4	21	(17)
Subtotal	$4	$21	$(17)
Admitted capital deferred tax assets	$4	$21	$(17)
Admitted deferred tax assets	$785	$752	$33
Deferred tax liabilities
Ordinary:
Investments	$(70)	$(68)	$(2)
Future policy benefits and claims	(15)	(22)	7
Other	(18)	(15)	(3)
Subtotal	$(103)	$(105)	$2
Capital:
Investments	(22)	(15)	(7)
Subtotal	$(22)	$(15)	$(7)
Deferred tax liabilities	$(125)	$(120)	$(5)
Net deferred tax assets	$660	$632	$28

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2024 and 2023.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows, for the years ended:

		December 31,
(in millions)	2024	2023	2022
Current income tax expense	$68	$104	$103
Change in deferred income tax (without tax on unrealized gains and losses)	(28)	(132)	(28)
Total income tax expense (benefit) reported	$40	$(28)	$75
Income before income and capital gains taxes	$1,219	$1,053	$1,077
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$256	$221	$226
(Decrease) increase in actual tax reported resulting from:
Dividends received deduction	(172)	(211)	(80)
Tax credits	(44)	(45)	(58)
Other	-	7	(13)
Total income tax expense (benefit) reported	$40	$(28)	$75

The Company incurred $1 million in federal income tax expense in 2023, which is available for recoupment in the event of future net losses.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2024:

(in millions)	Amount	Origination	Expiration
Operating loss carryforwards	$2	2017	2032
Business credits	$22	2018	2038
Business credits	$27	2019	2039
Business credits	$29	2020	2040
Business credits	$28	2021	2041
Business credits	$27	2022	2042
Business credits	$24	2023	2043
Business credits	$23	2024	2044

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company	Nationwide Financial General Agency, Inc.
Allied Insurance Company of America	Nationwide Financial Services, Inc.
Allied Property & Casualty Insurance Company	Nationwide General Insurance Company
Allied Texas Agency, Inc.	Nationwide Indemnity Company
AMCO Insurance Company	Nationwide Insurance Company of America
American Marine Underwriters	Nationwide Insurance Company of Florida
Crestbrook Insurance Company	Nationwide Investment Services Corporation
Depositors Insurance Company	Nationwide Life and Annuity Insurance Company
DVM Insurance Agency, Inc.	Nationwide Life Insurance Company
Eagle Captive Reinsurance, LLC	Nationwide Lloyds
Freedom Specialty Insurance Company	Nationwide Property & Casualty Insurance Company
Harleysville Insurance Company of New York	Nationwide Retirement Solutions, Inc.
Harleysville Insurance Company	Nationwide Sales Solutions, Inc.
Harleysville Insurance Company of New Jersey	Nationwide Trust Company, FSB
Harleysville Lake States Insurance Company	NBS Insurance Agency, Inc.
Harleysville Preferred Insurance Company	NFS Distributors, Inc.
Harleysville Worcester Insurance Company	Registered Investment Advisors Services, Inc.
Jefferson National Life Insurance Company	Retention Alternatives, Ltd.
Jefferson National Life Insurance Company of New York	Retention Alternatives Ltd. In Respect of Cell No. 1
Lone Star General Agency, Inc.	Segregated Account
National Casualty Company	Scottsdale Indemnity Company
Nationwide Advantage Mortgage Company	Scottsdale Insurance Company
Nationwide Affinity Insurance Company of America	Scottsdale Surplus Lines Insurance Company
Nationwide Agent Risk Purchasing Group. Inc.	Titan Insurance Company
Nationwide Agribusiness Insurance Company	Titan Insurance Services, Inc.
Nationwide Assurance Company	Veterinary Pet Insurance Company
Nationwide Cash Management Company	Victoria Fire & Casualty Company
Nationwide Corporation	Victoria Select Insurance Company
Nationwide Financial Assignment Company	VPI Services, Inc.

The method of allocation of regular tax among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return. Effective January 1, 2023, the Company revised its tax sharing agreement to address corporate alternative minimum tax (“CAMT”). If the consolidated federal income tax return group is an Applicable Corporation and has a CAMT liability, all members of the group will be treated as Applicable Corporations subject to CAMT. CAMT is paid by affiliates based on the ratio of the subsidiary’s CAMT liability to the total CAMT liabilities of all subsidiaries.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2024 and 2023.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law. The Act includes a new Federal CAMT, effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an Applicable Corporation. A corporation is an Applicable Corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1 billion. The $1 billion threshold is determined on a controlled-group basis by aggregating the AFSI of all entities treated as a single employer under tax law. The controlled-group’s AFS is generally treated as the AFS for all separate entities in the controlled-group. Except under limited circumstances, once a corporation is an Applicable Corporation, it is an Applicable Corporation in all future years.

An Applicable Corporation is not automatically subject to a CAMT liability. An Applicable Corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds its regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT. For financial statement reporting, in the event an Applicable Corporation is subject to CAMT there will be no impact to total tax as any CAMT paid will be offset by the establishment of a deferred tax asset for the credit carryover.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The Company comprises a controlled-group of entities and has determined that it will be an Applicable Corporation in 2024. In making such determination, the Company has made certain interpretations of, and assumptions regarding, the CAMT provisions of the Act. While the U.S. Treasury Department issued proposed regulations on September 12, 2024, there remain many open questions and significant portions of the guidance will not be effective until the regulations are issued in final form. However, the proposed regulations, including the portions not effective until finalized, will not materially impact the Company’s financial statements.

The Company has made an accounting policy election to disregard CAMT when evaluating the need for a valuation allowance for its non-CAMT deferred tax assets.

For the years ended December 31, 2024 and 2023, the Act did not impact the Company’s total tax.

(9)	Short-Term Debt and FHLB Funding Agreements

Short-Term Debt

The Company is a party to a $750 million revolving variable rate credit facility agreement. The Company had no amounts outstanding under the facility as of December 31, 2024 and 2023.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to Effective Federal Funds Rate plus 0.18%. The Company had no amounts outstanding under this agreement as of December 31, 2024 and 2023.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2024 and 2023.

The amount of interest paid on short-term debt was immaterial in 2024, 2023 and 2022.

FHLB Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 40% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $6.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. FHLB membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $20 million in membership stock as of December 31, 2024 and 2023, none of which is eligible for redemption. As part of the agreement, the Company purchased and held an additional $160 million and $144 million in activity stock and an immaterial amount in excess stock as of December 31, 2024 and 2023, respectively, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $3.6 billion and $3.3 billion as of December 31, 2024 and 2023, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. Certain outstanding advances are subject to prepayment penalties under these agreements. The maximum amounts of aggregate advances from the FHLB were $3.6 billion and $3.3 billion for the years ended December 31, 2024 and 2023, respectively.

The Company has agreements with the FHLB to provide short-term financing for operations. These agreements, which were renewed in June 2024 and expire June 2025, allow the Company access to borrow up to $1.1 billion. As of December 31, 2024 and 2023, the Company had no amounts outstanding under these agreements.

Bonds and mortgage loans with a carrying value of $5.4 billion (2.9% of total admitted assets) and fair value of $4.8 billion

(2.5% of total admitted assets) as of December 31, 2024 and carrying value of $5.3 billion (3.0% of total admitted assets) and fair value of $4.6 billion (2.6% of total admitted assets) as of December 31, 2023 were pledged as collateral under FHLB agreements, as a condition for withdrawal, and are included in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus. The maximum amount of collateral pledged to the FHLB had a carrying value of $5.5 billion and fair value of $4.9 billion for the year ended December 31, 2024, and a carrying value of $5.3 billion and fair value of $4.6 billion for the year ended December 31, 2023.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/ or principal paid	Unapproved interest and/or principal	Date of maturity
December 31, 2024
12/19/2001	7.50%	$300	$300	$23	$518	$-	12/31/2031
6/27/2002	8.15%	300	300	24	545	-	6/27/2032
12/23/2003	6.75%	100	100	7	139	-	12/23/2033
12/20/2019	4.21%	400	400	17	84	-	12/19/2059
Total		$1,100	$1,100	$71	$1,286	$-
December 31, 2023 12/19/2001	7.50%	$300	$300	$23	$495	$-	12/31/2031
6/27/2002	8.15%	300	300	24	521	-	6/27/2032
12/23/2003	6.75%	100	100	7	132	-	12/23/2033
12/20/2019	4.21%	400	400	16	67	-	12/19/2059
Total		$1,100	$1,100	$70	$1,215	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11)	Reinsurance

The Company has 100% coinsurance agreements with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts and certain fixed indexed annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC. Amounts ceded to Eagle during 2024, 2023 and 2022 included premiums of $643 million, $635 million and $637 million, respectively, benefits and claims, net of third-party reinsurance recoveries, of $23 million, $73 million, and $75 million respectively, net investment earnings on funds withheld assets of $43 million, $55 million and $52 million, respectively, and an expense allowance for third-party reinsurance premiums of $1 million, $1 million and $2 million, respectively. As of December 31, 2024 and 2023, the carrying value of the funds withheld assets recorded within funds held under coinsurance was $1.2 billion and $1.3 billion, respectively, which consists of bonds and cash equivalents that had a carrying value of $1.1 billion and $1.2 billion, respectively, and mortgage loans that had a carrying value of $70 million and $73 million, respectively. As of December 31, 2024 and 2023, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreements was $46 million and $91 million, respectively. Amounts payable to Eagle related to the reinsurance agreements were $116 million and $377 million as of December 31, 2024 and 2023, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $354 million, $307 million and $287 million for the years ended December 31, 2024, 2023 and 2022, respectively, while benefits, claims and expenses ceded were $341 million, $301 million and $267 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statements of operations for 2024, 2023 and 2022 and include considerations of $4 million, $46 million and $10 million, respectively, net investment income of $25 million, $31 million and $35 million, respectively, and benefits, claims and other expenses of $145 million, $186 million and $161 million, respectively. The reserve adjustment for 2024, 2023 and 2022 of $(143) million, $(153) million and $(161) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $619 million and $737 million as of 2024 and 2023, respectively, and amounts payable related to this agreement were $2 million and $6 million as of December 31, 2024 and 2023, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $34 million as of December 31, 2024 and 2023. Total premiums assumed under this treaty were $11 million, $12 million and $12 million during 2024, 2023 and 2022, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $154 million as of December 31, 2024 and 2023.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unaffiliated reinsurers. Total reserve credits taken as of December 31, 2024 and 2023 were $252 million and $278 million, respectively. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder.

(12)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, and other affiliates and subsidiaries as a part of its ongoing operations. These include, but are not limited to, annuity and life insurance contracts, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies in conformity with NAIC statutory accounting principles. In addition, the Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Affiliate receivables and payables are the result of cost sharing and intercompany service agreements between the Company and its affiliates in which settlement has not yet occurred. Affiliate receivables are presented net of affiliate payables when the Company has the right to offset. The net amounts due from affiliates were $41 million and $19 million as of December 31, 2024 and 2023, respectively, and are included in other assets in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. The net amounts due to affiliates were $56 million and $133 million as of December 31, 2024 and 2023, respectively, and are included in other liabilities in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. These arrangements are subject to written agreements which require that intercompany balances be settled within a certain time period, generally 30 to 60 days.

The Company and various affiliates share a home office, other facilities, equipment, common management and administrative services. In addition, NMIC provided data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. The Company was allocated costs from NMIC totaling $276 million, $245 million, and $285 million for the years ended December 31, 2024, 2023 and 2022, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.3 billion and

$3.4 billion as of December 31, 2024 and 2023, respectively. Total revenues from these contracts were $117 million, $125 million and $127 million for the years ended December 31, 2024, 2023 and 2022, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $76 million, $84 million and $87 million for the years ended December 31, 2024, 2023 and 2022, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The amount the Company earned for the years ended December 31, 2024, 2023 and 2022 were immaterial.

Funds of Nationwide Variable Insurance Trust Funds (“NVITF”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2024 and 2023, customer allocations to NVITF totaled $65.4 billion and $63.9 billion, respectively. For the years ended December 31, 2024, 2023 and 2022, NVITF paid the Company $246 million, $234 million and $242 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.0 billion and $1.3 billion as of December 31, 2024 and 2023, respectively. As of December 31, 2024 and 2023, amounts on deposit with NCMC were comprised of $938 million and $1.0 billion, respectively, of cash and cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2024, 2023 and 2022 were $53 million, $63 million and $112 million, respectively.

The Company provides commercial mortgage loans to subsidiaries of Nationwide Realty Investors, LTD, a subsidiary of NMIC, with interest rates ranging from 3.62% to 4.90% and maturity dates ranging from January 2031 to July 2041. As of December 31, 2024 and 2023, the Company had $286 million and $304 million, respectively, outstanding under these arrangements.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2024 and 2023, the Company had no outstanding borrowings from affiliated entities under such agreements. The amounts the Company incurred for interest expense on intercompany repurchase agreements during 2024, 2023 and 2022 were immaterial.

During 2024 and 2023, the Company received capital contributions of $100 million and $135 million, respectively, from NFS. During 2025, the Company received an additional capital contribution of $25 million from NFS as of the subsequent event date.

During 2024, the Company paid capital contributions to NLAIC of $400 million. During 2023, there were no capital contributions paid to NLAIC by the Company. During 2025, the Company paid capital contributions to NLAIC of $100 million as of the subsequent event date.

The Company has a replacement unsecured promissory note and revolving line of credit agreement with JNLNY whereby JNLNY can borrow up to $5 million. No amounts have been drawn on the note as of December 31, 2024 and 2023, or through the subsequent event date.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNL with the minimum capital and surplus required by each state in which NLAIC and JNL does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNL or provide any creditor of NLAIC or JNL with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end. During 2023, the Company made surplus contributions to Eagle. On September 29, 2023, the Company made a surplus contribution to Eagle of $10 million. During 2024 and 2023 Eagle declared distributions to the Company based on their earned surplus position. On February 11, 2025, the Company received a dividend distribution of $107 million that was declared on December 31, 2024. The dividend receivable was recorded in investment income due and accrued as of December 31, 2024. On November 8, 2024, the Company received a dividend distribution of $81 million that was declared on September 30, 2024. On August 9, 2024, the Company received a dividend distribution of $131 million that was declared on June 28, 2024. On May 10, 2024, the Company received a dividend distribution of $365 million that was declared on March 29, 2024. On February 9, 2024, the Company received a total distribution of $421 million that was declared on December 29, 2023 and consisted of a return of contributed surplus of $10 million and a dividend of $411 million. The return of contributed surplus receivable was recorded in other invested assets and the dividend receivable was recorded in investment income due and accrued as of December 31, 2023. On August 10, 2023, the Company received a dividend distribution of $205 million that was declared on June 30, 2023. On May 9, 2023, the Company received a dividend distribution of $204 million that was declared on March 31, 2023. On February 10, 2023, the Company received a total distribution of $332 million that was declared on December 30, 2022 and consisted of a return of contributed surplus of $221 million and a dividend of $111 million.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The Company and NWSBL have entered into a $850 million unsecured promissory note and revolving line of credit agreement whereby NWSBL can borrow up to $850 million from the Company for up to 364 days after the date of the agreement with the outstanding balance being reported in short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus. As of December 31, 2023, NWSBL had an outstanding borrowing of $328 million. During 2024, additional draws increased the outstanding balance to $363 million when, on February 28, 2024, the outstanding balance was repaid and a $850 million replacement agreement was entered into with a draw amount of $363 million at an interest rate of 1-month SOFR plus 0.90% and a maturity date of February 27, 2025. As of December 31, 2024, NWSBL had an outstanding balance of $706 million. During 2025, additional draws increased the outstanding balance to $731 million when, on February 27, 2025, the outstanding balance was repaid and a $850 million replacement agreement was entered into with a draw amount of $746 million at an interest rate of 1-month SOFR plus 0.9% and a maturity date of February 26, 2026. The outstanding balance on this note is $771 million as of the subsequent event date.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $325 million and $251 million as of December 31, 2024 and 2023, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

NMIC sponsors multiple benefit plans for its current and former employees including two qualified defined benefit pension plans, the Nationwide Retirement Plan – Account Balance and the Nationwide Retirement Plan – Final Average Pay, collectively the “Pension Plans”. On December 10, 2024, the Pension Plans purchased group annuity contracts that transferred certain obligations to the Company and NLAIC. The impact of this transaction was immaterial to net income and capital and surplus.

(13)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force were immaterial as of December 31, 2024 and 2023.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC RBC model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of surplus as regards policyholders as of the prior December 31 or (ii) the net income of the insurer as of the prior year. No dividends were paid by the Company to NFS for the years ended December 31, 2024 and 2023. The Company’s surplus as regards policyholders as of December 31, 2024, was $12.5 billion and statutory net income for 2024 was $1.2 billion. As of January 1, 2025, the Company has the ability to pay dividends to NFS totaling $1.3 billion without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend or distribution paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholder.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I  Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2024:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. government corporations	$65	$64	$65
	U.S. government and agencies	76	76	76
	Obligations of states and political subdivisions	3,423	3,091	3,423
	Foreign governments	519	474	519
	Public utilities	5,008	4,584	4,972
	All other corporate, mortgage-backed and asset-backed securities	36,880	34,632	36,743
	Total fixed maturity securities	$45,971	$42,921	$45,798
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	26	39	39
	Industrial, miscellaneous and all other	183	182	182
	Nonredeemable preferred stocks	38	42	42
	Total equity securities[1]	$247	$263	$263
	Mortgage loans	9,619		9,619
	Cash, cash equivalents and short-term investments	1,687		1,687
	Policy loans	1,039		1,038
	Other long-term investments[2]	2,821		2,821
	Total invested assets	$61,384		$61,226

1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $3.7 billion are excluded.
2

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $396 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III  Supplementary Insurance Information

As of December 31, 2024, 2023 and 2022 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2024
Annuities		$18,942			$8,677
Retirement Solutions		18,911			3,498
Life Insurance		5,532			411
Corporate Solutions and Other		8,408			3,816
Total		$51,793			$16,402
2023
Annuities		$15,213			$7,368
Retirement Solutions		20,351			4,150
Life Insurance		5,428			412
Corporate Solutions and Other		8,381			2,740
Total		$49,373			$14,670
2022
Annuities		$10,635			$5,758
Retirement Solutions		21,824			5,097
Life Insurance		5,353			415
Corporate Solutions and Other		7,670			3,265
Total		$45,482			$14,535

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[3]	Benefits, claims, losses and settlement expenses[4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written
2024
Annuities	$882	$15,954		$184
Retirement Solutions	788	5,398		244
Life Insurance	285	866		105
Corporate Solutions and Other	1,374	1,430		204
Total	$3,329	$23,648		$737
2023
Annuities	$613	$13,619		$158
Retirement Solutions	835	5,610		214
Life Insurance	276	757		101
Corporate Solutions and Other	1,412	1,943		203
Total	$3,136	$21,929		$676
2022
Annuities	$346	$10,871		$136
Retirement Solutions	860	6,178		120
Life Insurance	261	730		105
Corporate Solutions and Other	552	1,519		174
Total	$2,019	$19,298		$535

1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, increase in reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV  Reinsurance

As of December 31, 2024, 2023 and 2022 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2024
Life insurance in force	$153,575	$(24,712)	$557	$129,420
Premiums:
Life Insurance	$3,977	$(140)	$11	$3,848
Accident and health insurance	531	(540)	9	-
Total	$4,508	$(680)	$20	$3,848

2023
Life insurance in force	$147,725	$(26,722)	$579	$121,582
Premiums:
Life Insurance	$2,931	$(143)	$12	$2,800
Accident and health insurance	457	(465)	9	-
Total	$3,388	$(608)	$21	$2,800

2022
Life insurance in force	$145,173	$(29,598)	$605	$116,180
Premiums:
Life Insurance	$3,473	$(144)	$12	$3,341
Accident and health insurance	425	(424)	-	1
Total	$3,898	$(568)	$12	$3,342

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V  Valuation and Qualifying Accounts

Years ended December 31, 2024, 2023 and 2022:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2024
Valuation allowances - mortgage loans	$2	$-	$(2)	$-

2023
Valuation allowances - mortgage loans[2]	$1	$1	$-	$2

2022
Valuation allowances - mortgage loans	$43	$(5)	$-	$38
1	Amounts generally represent recoveries, payoffs and sales.
2	Effective January 1, 2023, the Company changed its method for reserving for mortgage loans. Refer to Note 5 for further discussion and the resulting impacts of the change.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.